UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue

New York, NY 10111

(Address of principal executive offices) (Zip code)

Andrew McNally

PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.	July 31, 2006
Large Cap Equity Fund	(Unaudited	)
Portfolio of Investments

Shares		Value
COMMON STOCKS - 96.5%

Banks - 2.1%
238,200	U.S. Bancorp	$7,622,400

Consumer Discrectionary - 11.7%
204,100	Federated Department Stores, Inc.	7,165,951
193,000	International Game Technology	7,461,380
111,200	Lowe’s Cos., Inc.	3,152,520
176,100	McDonald’s Corp.	6,232,179
139,500	McGraw-Hill Cos., Inc. (The)	7,853,850
210,100	Staples, Inc.	4,542,362
197,600	Walt Disney Co. (The)	5,866,744

		42,274,986

Consumer Staples - 9.6%
72,200	Altria Group, Inc.	5,773,834
234,200	Archer-Daniels-Midland Co.	10,304,800
76,350	Coca-Cola Co. (The)	3,397,575
141,850	PepsiCo, Inc.	8,990,453
107,150	Procter & Gamble Co.	6,021,830

		34,488,492

Diversified Financials - 12.6%
138,100	American Express Co.	7,189,486
119,000	Bank of America Corp.	6,132,070
646,100	Charles Schwab Corp. (The)	10,260,068
76,900	Citigroup, Inc.	3,715,039
61,500	Goldman Sachs Group, Inc.	9,394,125
72,900	Lehman Brothers Holdings, Inc.	4,734,855
118,600	Mellon Financial Corp.	4,151,000

		45,576,643

Energy - 9.5%
79,400	Baker Hughes, Inc.	6,348,030
109,600	Devon Energy Corp.	7,084,544
184,500	Exxon Mobil Corp.	12,498,030
90,800	Marathon Oil Corp.	8,230,112

		34,160,716

Health Care - 13.8%
184,000	Amgen, Inc. (b)	12,832,160
83,100	Biomet, Inc.	2,737,314
151,400	Celgene Corp. (b)	7,250,546
70,300	Gilead Sciences, Inc. (b)	4,322,044
61,100	Johnson & Johnson	3,821,805
166,675	Medtronic, Inc.	8,420,421
334,200	Schering-Plough Corp.	6,831,048
69,800	UnitedHealth Group, Inc.	3,338,534

		49,553,872

Industrials - 10.2%
46,100	3M Co.	3,245,440
61,100	FedEx Corp.	6,397,781
208,550	General Electric Co.	6,817,499

Old Westbury Funds, Inc.	July 31, 2006
Large Cap Equity Fund	(Unaudited	)
Portfolio of Investments

Shares		Value
77,000	Illinois Tool Works, Inc.	3,521,210
85,000	Northrop Grumman Corp.	5,626,150
180,400	United Technologies Corp.	11,219,076

		36,827,156

Information Technology - 12.6%
502,200	Cisco Systems, Inc. (b)	8,964,270
55,350	eBay, Inc. (b)	1,332,275
155,800	First Data Corp.	6,364,430
196,300	Intel Corp.	3,533,400
446,100	Microsoft Corp.	10,719,783
395,960	Motorola, Inc.	9,012,050
186,300	Texas Instruments, Inc.	5,548,014

		45,474,222

Insurance - 6.3%
98,500	ACE Ltd.	5,075,705
139,850	Principal Financial Group, Inc.	7,551,900
130,010	Prudential Financial, Inc.	10,223,986

		22,851,591

Materials - 3.6%
74,900	Freeport-McMoRan Copper & Gold, Inc. - Class B	4,086,544
203,880	Monsanto Co.	8,764,801

		12,851,345

Telecommunication Services - 1.2%
212,100	Sprint Nextel Corp.	4,199,580

Utilities - 3.3%
143,100	Mirant Corp. (b)	3,802,167
194,500	PG&E Corp.	8,106,760

		11,908,927

Total Common Stock (Cost $288,319,042)		347,789,930

EXCHANGE-TRADED FUND
Financials - 2.0%
55,800	SPDR Trust Series 1	7,127,334

Total Exchange-Traded Fund (Cost $7,135,715)		7,127,334

INVESTMENT COMPANY - 2.9%
10,392,222	SEI Daily Income Government II Fund	10,392,222

Total Investment Company (Cost $10,392,222)		10,392,222

Total Investments (Cost $305,846,979) (a) - 101.4%		365,309,486
Liabilities in Excess of Other Assets - (1.4)%		(5,096,698)

NET ASSETS - 100.0%		$360,212,788

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Shares	Value
Unrealized appreciation	$65,090,141
Unrealized depreciation	(5,627,634)

Net unrealized appreciation	$59,462,507

Old Westbury Funds, Inc.	July 31, 2006
Large Cap Equity Fund	(Unaudited	)
Portfolio of Investments

(b) Non-income producing security.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	2.1%
Consumer Discretionary	11.7%
Consumer Staples	9.6%
Diversified Financials	14.6%
Energy	9.5%
Health Care	13.8%
Industrials	10.2%
Information Technology	12.6%
Insurance	6.3%
Materials	3.6%
Telecommunication Services	1.2%
Utilities	3.3%
Other*	1.5%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

Old Westbury Funds, Inc.	July 31, 2006
Mid Cap Equity Fund	(Unaudited)
Portfolio of Investments

Shares		Value
COMMON STOCKS - 90.9%

Banks - 5.7%
630,700	Associated Banc-Corp.	$19,778,752
185,600	Bank of Hawaii Corp.	9,194,624
692,500	South Financial Group, Inc. (The)	18,711,350

		47,684,726

Consumer Discrectionary - 12.8%
219,500	AnnTaylor Stores Corp. (b)	9,012,670
579,000	Brinker International, Inc.	18,759,600
675,000	Dollar Tree Stores, Inc. (b)	17,955,000
416,550	Lamar Advertising Co. - Class A (b)	20,427,612
815,700	Petco Animal Supplies, Inc. (b)	22,896,699
584,500	Tiffany & Co.	18,464,355

		107,515,936

Consumer Staples - 3.3%
507,500	McCormick & Co., Inc.	17,792,950
230,700	Ralcorp Holdings, Inc. (b)	9,615,576

		27,408,526

Diversified Financials - 5.6%
562,500	Federated Investors, Inc. - Class B	17,443,125
604,500	SEI Investments Co.	29,535,870

		46,978,995

Energy - 7.6%
415,500	Grant Prideco, Inc. (b)	18,909,405
417,000	Noble Energy, Inc.	21,104,370
304,000	Oceaneering International, Inc. (b)	13,290,880
215,000	Weatherford International Ltd. (b)	10,070,600

		63,375,255

Health Care - 9.4%
222,700	C.R. Bard, Inc.	15,805,019
508,000	Community Health Systems, Inc. (b)	18,420,080
252,000	Fisher Scientific International, Inc. (b)	18,675,720
188,000	Henry Schein, Inc. (b)	8,913,080
143,800	Invitrogen Corp. (b)	8,885,402
171,000	Kinetic Concepts, Inc. (b)	7,619,760

		78,319,061

Industrials - 17.6%
329,000	Avery Dennison Corp.	19,289,270
446,000	ChoicePoint, Inc. (b)	15,235,360
245,500	Dun & Bradstreet Corp. (b)	16,379,760
300,500	Herman Miller, Inc.	8,537,205
384,000	Joy Global, Inc.	14,407,680
337,800	Manpower, Inc.	20,092,344
960,500	Quanta Services, Inc. (b)	15,329,580
214,500	Regal-Beloit Corp.	8,526,375
612,200	Thomas & Betts Corp. (b)	28,975,426

		146,773,000

Information Technology - 15.7%
1,375,000	BEA Systems, Inc. (b)	16,142,500
870,500	Citrix Systems, Inc. (b)	27,655,785

Old Westbury Funds, Inc.	July 31, 2006
Mid Cap Equity Fund	(Unaudited)
Portfolio of Investments

Shares		Value
657,500	Cognos, Inc. (b)	20,546,875
294,050	FactSet Research Systems, Inc.	12,908,795
322,500	Mastercard, Inc. - Class A (b)	14,793,075
635,000	Microchip Technology, Inc.	20,485,100
618,500	National Instruments Corp.	17,163,375
43,200	Zebra Technologies Corp. - Class A (b)	1,354,320

		131,049,825

Insurance - 6.0%
318,500	Arthur J. Gallagher & Co.	8,653,645
513,000	Protective Life Corp.	23,757,030
1,085,000	UnumProvident Corp.	17,609,550

		50,020,225

Materials - 7.2%
313,868	Allegheny Technologies, Inc.	20,053,026
304,000	FMC Corp.	18,753,760
885,500	Pactiv Corp. (b)	21,703,605

		60,510,391

Total Common Stock (Cost $653,570,883)		759,635,940

EXCHANGE-TRADED FUND - 3.1%
	Financials - 3.1%
190,000	S&P 400 Mid-Cap Depositary Receipt	25,752,600

Total Exchange-Traded Fund (Cost $24,376,012)		25,752,600

INVESTMENT COMPANY - 2.2%
18,081,833	Federated Trust for U.S. Treasury Obligations	18,081,833

Total Investment Company (Cost $18,081,833)		18,081,833

Principal Amount
U.S. GOVERNMENT AGENCIES - 2.4%
Federal Home Loan Bank - 2.4%
$ 20,000,000	5.32%(c), 09/15/2006	19,869,900

Total U.S. Government Agencies (Cost $19,869,900)		19,869,900

Total Investments (Cost $715,898,628) (a) - 98.6%		823,340,273

Other Assets in Excess of Liabilities - 1.4%		11,887,988

NET ASSETS - 100.0%		$835,228,261

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$134,072,159
Unrealized depreciation	(26,630,514)

Net unrealized appreciation	$107,441,645

(b)	Non-income producing security.
(c)	The interest rate represents the yield at time of purchase.

Old Westbury Funds, Inc.	July 31, 2006
Mid Cap Equity Fund	(Unaudited)
Portfolio of Investments

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	5.7%
Consumer Discretionary	12.8%
Consumer Staples	3.3%
Diversified Financials	8.7%
Energy	7.6%
Health Care	9.4%
Industrials	17.6%
Information Technology	15.7%
Insurance	6.0%
Materials	7.2%
U.S. Government & Agency Securities	2.4%
Other*	3.6%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
COMMON STOCKS - 86.8%
AUSTRALIA - 2.0%
Banks - 0.1%
25,120	Adelaide Bank Ltd.	$248,896
18,993	Bank of Queensland Ltd.	202,885
17,560	Bendigo Bank Ltd.	165,781

		617,562

Consumer Discrectionary - 0.3%
48,235	ABC Learning Centres Ltd.	231,755
23,073	Amalgamated Holdings Ltd.	84,691
237,688	Austar United Communications Ltd. (b)	244,068
103,629	Austereo Group Ltd.	150,087
16,316	Colorado Group Ltd.	56,763
94,052	David Jones Ltd.	217,658
9,540	Fantastic Holdings Ltd.	20,835
8,382	Fleetwood Corp. Ltd.	41,429
4,078	Flight Centre Ltd.	35,937
3,000	G.U.D Holdings Ltd.	17,403
15,525	Invocare Ltd.	53,774
16,253	JB Hi-Fi Ltd.	60,405
15,300	Just Group Ltd.	39,277
35,368	Miller’s Retail Ltd.	36,588
111,622	Pacific Brands Ltd.	199,299
16,671	Prime Television Ltd.	45,990
32,701	Repco Corp. Ltd.	28,692
11,779	Rural Press Ltd.	95,137
4,054	Southern Cross Broadcasting Australia Ltd.	35,850
29,180	STW Communications Group Ltd.	63,728
18,565	Ten Network Holdings Ltd.	40,261
21,214	Village Roadshow Ltd. (b)	40,316
25,284	Village Roadshow Ltd., Preferred Shares (b)	43,594

		1,883,537

Consumer Staples - 0.1%
27,933	ABB Grain Ltd.	151,978
65,687	Australian Agricultural Co. Ltd.	91,612
116,636	Futuris Corp. Ltd.	178,757
10,055	GrainCorp. Ltd.	69,732
24,637	McGuigan Simeon Wines Ltd.	44,933
41,827	Ridley Corp. Ltd.	37,501
6,326	Select Harvests Ltd.	62,292

		636,805

Diversified Financials - 0.1%
26,469	Australian Stock Exchange Ltd.	338,470
38,303	Count Financial Ltd.	66,922
16,163	IOOF Holdings Ltd.	107,880
12,221	WHK Group Ltd.	54,317

		567,589

Energy - 0.2%
30,551	ARC Energy Ltd. (b)	38,043
76,071	Australian Worldwide Exploration Ltd. (b)	195,282
56,383	Beach Petroleum Ltd.	73,451
51,574	Centennial Coal Co. Ltd.	142,672
33,955	Felix Resources Ltd.	61,146
116,797	Hardman Resources Ltd. (b)	141,413
100,881	New Hope Corp. Ltd.	98,951
58,554	Paladin Resources Ltd. (b)	202,812
26,544	Roc Oil Co. Ltd. (b)	88,279
23,116	Straits Resources Ltd.	72,449
27,977	Tap Oil Ltd. (b)	42,342

		1,156,840

Health Care - 0.1%
955	Allied Medical Ltd. (c)	—
6,285	Ansell Ltd.	40,408
63,310	Australian Pharmaceutical Industries Ltd.	109,158
17,013	Cellestis Ltd. (b)	45,891
37,529	Healthscope Ltd.	112,158
14,479	Novogen Ltd. (b)	33,397
26,636	Primary Health Care Ltd.	234,320
16,535	Ramsay Health Care Ltd.	116,825
184,726	Sigma Pharmaceuticals Ltd.	339,734
12,541	Vision Systems Ltd.	14,079

		1,045,970

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Industrials - 0.4%
80,046	Adsteam Marine Ltd.	155,802
13,932	Alesco Corp. Ltd.	97,153
28,945	Austal Ltd.	69,869
31,500	Australian Infrastructure Fund	49,484
5,000	Boom Logisitics Ltd.	16,897
26,490	Cabcharge Australia Ltd.	126,262
9,146	Campbell Brothers Ltd.	120,616
52,170	Coates Hire Ltd.	248,663
104,700	ConnectEast Group	91,865
20,084	Corporate Express Australia Ltd.	89,264
18,207	Crane Group Ltd.	153,472
29,996	GRD Ltd.	54,477
60,810	GWA International Ltd.	135,136
30,425	Hills Industries Ltd.	112,610
13,431	Monadelphous Group Ltd.	62,165
78,985	PMP Ltd. (b)	92,000
12,601	Reece Australia Ltd.	145,808
28,501	Salmat Ltd.	58,751
32,702	Spotless Group Ltd.	112,016
27,741	Transfield Services Ltd.	182,181
21,009	United Group Ltd.	227,965

		2,402,456

Information Technology - 0.1%
63,500	Baycorp Advantage Ltd.	155,712
32,637	Commander Communications Ltd.	48,519
16,525	iiNET Ltd.	9,181
19,221	Iress Market Technology Ltd.	76,591
47,560	MYOB Ltd.	33,530
13,764	Redflex Holdings Ltd. (b)	21,095
13,670	Silex Systems Ltd. (b)	40,435

		385,063

Insurance - 0.0%#
30,962	OAMPS Ltd.	88,024

Materials - 0.4%
136,390	Adelaide Brighton Ltd.	263,380
42,185	Bendigo Mining Ltd. (b)	51,561
18,680	Brickworks Ltd.	171,631
38,504	Consolidated Minerals Ltd.	51,044
48,101	Fortescue Metals Group Ltd. (b)	379,656
58,170	Great Southern Plantations Ltd.	107,427
34,637	Gunns Ltd.	69,010
19,019	Iluka Resources Ltd.	101,583
23,980	Jubilee Mines NL	156,563
10,549	Kingsgate Consolidated Ltd.	36,296
31,549	MacArthur Coal Ltd.	111,451
6,631	Magnesium International Ltd. (b)	864
116,599	Minara Resources Ltd.	227,842
110,704	Oxiana Ltd.	258,738
85,192	PaperlinX Ltd.	224,573
20,069	Perilya Ltd.	40,754
15,009	Resolute Mining Ltd. (b)	20,933
10,046	Sims Group Ltd.	145,343
100,909	Smorgon Steel Group Ltd.	133,002
59,830	Timbercorp. Ltd.	143,962

		2,695,613

Real Estate - 0.1%
181,546	Australand Property Group	250,414
39,710	FKP Property Group	153,062
43,286	Sunland Group Ltd.	76,955
163,262	Thakral Holdings Group	97,584

		578,015

Telecommunication Services - 0.0%#
63,352	SP Telemedia Ltd.	38,352

Utilities - 0.1%
55,728	Australian Pipeline Trust	179,359
25,109	Energy Developments Ltd.	72,154
148,728	Envestra Ltd.	128,217
25,700	GasNet Australia Group	50,023

		429,753

		12,525,579

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
AUSTRIA - 0.4%
Consumer Discrectionary - 0.0%#
3,058	BWIN Interactive Entertainment AG (b)	114,064

Consumer Staples - 0.0%#
566	Agrana Beteiligungs AG	56,655

Energy - 0.0%#
862	Schoeller-Bleckmann Oilfield Equipment AG	31,492

Industrials - 0.1%
2,311	Andritz AG	404,434
2,439	BWT AG	95,181
2,439	Christ Water Technology AG (b)	41,499
3,121	Flughafen Wien AG	238,409
439	Palfinger AG	40,931

		820,454

Materials - 0.2%
8,912	Boehler-Uddeholm AG	465,613
1,891	Constantia Packaging AG	79,714
635	Mayr-Melnhof Karton AG	106,999
5,405	RHI AG (b)	178,132

		830,458

Real Estate - 0.1%
9,308	CA Immobilien Anlagen AG (b)	254,328
3,178	Conwert Immobilien Invest AG (b)	63,735
4,688	Sparkassen Immobilien AG (b)	52,992

		371,055

		2,224,178

BELGIUM - 0.5%
Consumer Discrectionary - 0.1%
674	D’ieteren SA	219,547
750	Quick Restaurants SA	25,475
740	Roularta Media Group NV	47,264
325	Van De Velde NV	14,315

		306,601

Diversified Financials - 0.1%
5,614	Ackermans & Van Haaren	414,144
50	Banque Nationale de Belgique	194,804

		608,948

Energy - 0.0%#
3,075	Exmar NV	96,629

Health Care - 0.1%
3,415	Innogenetics (b)	39,217
3,840	Ion Beam Applications (b)	54,154
4,938	Omega Pharma SA	299,621

		392,992

Industrials - 0.1%
4,312	Bekaert SA	395,761
4,983	Compagnie Maritime Belge SA	153,722
45	CFE (CIE Francois D’enter)	43,773
3,050	Deceuninck NV	81,428

		674,684

Information Technology - 0.0%#
1,757	Barco NV	150,262
167	Icos Vision Systems NV (b)	5,760
5,034	Melexis NV	80,059
1,780	Option NV (b)	43,156

		279,237

Materials - 0.0%#
694	Recticel SA	8,191
6,295	Tessenderlo Chemie NV	238,101

		246,292

Real Estate - 0.1%
1,479	Cofinimmo	258,453
643	Warehouses De Pauw SCA	37,758

		296,211

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Utilities - 0.0%#
2,311	Elia System Operator SA/NV	88,710

		2,990,304

BRAZIL - 1.0%
Consumer Discrectionary - 0.0%#
720,000	Cia de Tecidos do Norte de Minas - Coteminas SA	63,544
2,400,000	Lojas Americanas SA	86,987
331,370	NET Servicos de Comunicacao SA (b)	187,352

		337,883

Consumer Staples - 0.1%
27,977	Perdigao SA	341,435
179,000	Sadia SA	501,908

		843,343

Energy - 0.0%#
20,000	Cia Brasileira de Petroleo Ipiranga SA	167,318
2,600	Refinaria Petroleo Ipiranga SA	36,870
5,600	Ultrapar Participacoes SA	83,427

		287,615

Industrials - 0.2%
6,000	All America Latina Logistica SA	70,356
7,800	Duratex SA	77,086
15,000	Gol Linhas Aereas Inteligentes SA	477,270
20,900	Marcopolo SA	79,065
79,200	Weg SA	310,902

		1,014,679

Materials - 0.4%
10,000	Acesita SA	178,258
23,500	Cia Petroquimica do Sul SA	298,246
58,315	Confab Industrial SA	120,356
236,000	Klabin SA	522,877
39,750	Metalurgica Gerdau SA	749,138
10,000	Paranapanema SA (b)	65,962
37,600	Suzano Papel e Celulose SA	217,771
24,900	Suzano Petroquimica SA	36,054
94,600	Uniao de Industrias Petroquimicas SA	57,399
19,298	Votorantim Celulose e Papel SA	298,053

		2,544,114

Telecommunication Services - 0.2%
158,600,000	Embratel Participacoes SA	491,365
60,000,000	Telemig Celular Participacoes SA	103,424
640,800	Telemig Celular Participacoes SA (b)	1,102
141,000,000	Tim Participacoes SA	351,285
591	Vivo Participacoes SA (b)	2,349
36,099	Vivo Participacoes SA (b)	90,269

		1,039,794

Utilities - 0.1%
114,000	Centrais Eletricas de Santa Catarina SA	86,463
27,800,000	Cia Paranaense de Energia	280,620
1,870,000	Electropaulo Metropolitana de Sao Paulo SA (b)	78,333

		445,416

		6,512,844

BRITISH VIRGIN ISLANDS - 0.2%
Industrials - 0.2%
40,000	UTi Worldwide, Inc.	932,000

		932,000

CANADA - 2.1%
Banks - 0.1%
5,700	Canadian Western Bank	228,212
1,500	Equitable Group, Inc.	35,853
5,300	Home Capital Group, Inc.	148,926
2,600	Laurentian Bank of Canada	70,186

		483,177

Consumer Discrectionary - 0.4%
8,200	Alliance Atlantis Communications, Inc. (b) - Class B	234,979
9,400	Ballard Power Systems, Inc. (b)	58,060
3,400	Chum Ltd. - Class B	140,302

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
9,300	Cinram International Income Fund	212,017
4,400	Cogeco Cable, Inc.	92,145
6,500	Corus Entertainment, Inc. - Class B	225,091
1,000	Dorel Industries, Inc. - Class A (b)	22,365
5,600	Dorel Industries, Inc. - Class B (b)	125,390
5,500	Forzani Group Ltd. (The) - Class A (b)	79,557
6,800	Imax Corp. (b)	73,426
2,800	Indigo Books & Music, Inc. (b)	39,586
10,800	Intrawest Corp.	300,896
200	La Senza Corp.	4,286
2,000	Leon’s Furniture Ltd.	75,091
17,400	Linamar Corp.	218,326
9,000	Lions Gate Entertainment Corp. (b)	83,582
4,100	MEGA Brands, Inc. (b)	78,471
9,400	Reitman’s Canada Ltd. - Class A	162,799
5,700	TVA Group, Inc. - Class B	80,486
4,200	Uni-Select, Inc.	111,894
400	Wescast Industries, Inc. - Class A	4,948

		2,423,697

Consumer Staples - 0.1%
6,400	Agricore United	45,807
4,100	Canada Bread Co. Ltd.	226,429
2,400	Corby Distilleries Ltd. - Class A	49,412
5,000	Cott Corp. (b)	65,830
100	Empire Co. Ltd. - Series A	3,729
13,800	Saskatchewan Wheat Pool (b)	95,114
2,500	Van Houtte, Inc.	42,525

		528,846

Diversified Financials - 0.1%
5,100	Dundee Corp. - Class A (b)	172,373
9,800	Dundee Wealth Management, Inc.	96,987
23,200	Quest Capital Corp.	57,810

		327,170

Energy - 0.3%
1,200	Akita Drilling Ltd. - Class A	23,688
3,533	Alberta Clipper Energy, Inc. (b)	16,483
9,000	Atlas Energy Ltd. (b)	36,980
6,500	Bow Valley Energy Ltd. (b)	37,333
5,400	Calfrac Well Services Ltd.	134,559
16,700	Canadian Superior Energy, Inc. (b)	36,891
17,400	Caspian Energy, Inc. (b)	29,366
4,300	Celtic Exploration Ltd. (b)	52,244
19,600	Centurion Energy International, Inc. (b)	119,502
3,800	CHC Helicopter Corp. - Class A	84,112
3,533	Ember Resources, Inc. (b)	11,925
4,200	Enerflex Systems Ltd.	123,770
3,729	Fairquest Energy Ltd. (b)	20,759
4,600	Find Energy Ltd. (b)	41,460
2,932	Highpine Oil & Gas Ltd. (b)	48,500
10,800	International Uranium Corp. (b)	56,400
4,800	Iteration Energy Ltd. (b)	19,935
25,600	Ivanhoe Energy, Inc. (b)	55,647
6,200	Kick Energy Corp. (b)	32,761
5,800	NQL Energy Services, Inc. - Class A (b)	40,693
6,600	NuVista Energy Ltd. (b)	93,603
8,800	Pason Systems, Inc.	124,492
5,500	Petrobank Energy & Resources Ltd. (b)	81,647
4,700	Real Resources, Inc. (b)	93,485
7,200	Rider Resources Ltd. (b)	92,760
5,800	Savanna Energy Services Corp. (b)	120,490
11,200	ShawCor Ltd.	191,005
4,600	Tesco Corp. (b)	94,260
5,600	Transglobe Energy Corp. (b)	27,612
19,600	UTS Energy Corp. (b)	88,674
1,260	Vero Energy, Inc. (b)	6,513

		2,037,549

Health Care - 0.2%
3,300	AEterna Zentaris, Inc. (b)	18,079
10,200	Angiotech Pharmaceuticals, Inc. (b)	122,306
7,700	Axcan Pharma, Inc. (b)	100,086
5,300	Cangene Corp. (b)	39,433
8,000	Cardiome Pharma Corp. (b)	97,058
7,400	Draxis Health, Inc. (b)	32,825
12,600	Extendicare, Inc. - Class A	274,446
3,400	Labopharm, Inc. (b)	20,910

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,900	Neurochem, Inc. (b)	51,048
14,200	Patheon, Inc. (b)	69,764
11,600	QLT, Inc. (b)	82,001
14,000	TLC Vision Corp. (b)	58,761
16,500	Vasogen, Inc. (b)	5,249
17,600	Westaim Corp. (b)	72,471

		1,044,437

Industrials - 0.3%
16,500	ATS Automation Tooling Systems, Inc. (b)	151,922
4,200	FirstService Corp. (b)	102,875
1,000	Flint Energy Services Ltd. (b)	53,530
1,700	Garda World Security Corp. - Class A (b)	32,792
9,600	Husky Injection Molding Systems Ltd. (b)	40,802
5,100	Hydrogenics Corp. (b)	9,103
16,400	Magellan Aerospace Corp. (b)	36,953
5,500	Martinrea International, Inc. (b)	34,554
1,900	Richelieu Hardware Ltd.	35,257
10,500	Ritchie Bros. Auctioneers, Inc.	567,000
17,900	Royal Group Technologies Ltd. (b)	197,395
11,600	Russel Metals, Inc.	286,284
6,400	Stantec, Inc. (b)	108,297
2,400	Teknion Corp. (b)	8,059
1,400	Transat A.T., Inc. - Class A	32,795
3,600	Transat A.T., Inc. - Class B	84,425
2,100	Vitran Corp., Inc. (b)	43,180

		1,825,223

Information Technology - 0.1%
3,000	Aastra Technologies Ltd. (b)	78,970
6,800	Certicom Corp. (b)	34,850
10,000	COM DEV International Ltd. (b)	48,953
2,800	Dalsa Corp. (b)	35,257
23,100	Emergis, Inc. (b)	104,712
4,000	GSI Group, Inc. (b)	32,800
3,400	Hummingbird Ltd. (b)	95,448
6,700	MacDonald Dettwiler & Associates Ltd. (b)	248,001
1,900	Mosaid Technologies, Inc.	39,118
8,200	Open Text Corp. (b)	111,439
2,800	Sierra Wireless (b)	34,638
19,200	Zarlink Semiconductor, Inc. (b)	44,959

		909,145

Insurance - 0.0%#
13,600	Kingsway Financial Services, Inc.	241,788

Materials - 0.5%
900	Ainsworth Lumber Co. Ltd.	14,514
8,300	Algoma Steel, Inc.	266,228
21,300	AUR Resources, Inc.	370,026
34,500	Breakwater Resources Ltd. (b)	39,021
34,600	Cambior, Inc. (b)	101,504
6,800	Canam Group, Inc. - Class A	66,095
13,100	Cascades, Inc.	134,160
37,300	Catalyst Paper Corp. (b)	103,822
5,900	CCL Industries - Class B	182,469
29,000	Crystallex International Corp. (b)	82,001
38,500	Dynatec Corp. (b)	49,328
53,600	Eldorado Gold Corp. (b)	253,389
2,500	First Quantum Minerals Ltd.	114,142
0	Glamis Gold, Ltd. (b)	15
3,000	Greystar Resources Ltd. (b)	26,005
1,700	Harris Steel Group, Inc.	45,035
16,100	High River Gold Mines Ltd. (b)	33,432
6,400	Inmet Mining Corp.	246,680
6,300	International Forest Products Ltd. - Class A (b)	36,518
6,300	Intertape Polymer Group, Inc. (b)	43,366
5,200	Kirkland Lake Gold, Inc. (b)	34,002
3,200	Major Drilling Group International (b)	63,508
27,200	Miramar Mining Corp. (b)	99,984
8,400	North American Palladium Ltd. (b)	60,345
18,400	Northern Orion Resources, Inc. (b)	91,537
16,500	Northgate Minerals Corp. (b)	61,964
9,000	PAN American Silver Corp. (b)	170,425
7,700	Peru Copper, Inc. (b)	37,081
2,200	Samuel Manu-Tech, Inc.	25,758
28,700	Sherritt International Corp.	281,497
3,100	Silvercorp Metals, Inc. (b)	41,034
9,200	Sino-Forest Corp. (b)	46,337

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,800	St. Lawrence Cement Group, Inc. - Class A	148,449
18,080	Tahera Diamond Corp. (b)	39,940
7,000	Tenke Mining Corp. (b)	68,163
3,000	Virginia Mines, Inc. (b)	10,736
10,800	Western Copper Corp. (b)	12,597
4,600	Winpak Ltd.	37,192
20,200	Yamana Gold, Inc. (b)	205,980

		3,744,279

Real Estate - 0.0%#
1,200	BPO Properties Ltd.	50,897
1,300	Melcor Developments Ltd.	20,677
1,500	Morguard Corp.	45,714

		117,288

Telecommunication Services - 0.0%#
7,200	Stratos Global Corp. (b)	22,140

Utilities - 0.0%#
11,400	Canadian Hydro Developers, Inc. (b)	52,885

		13,757,624

CAYMAN ISLANDS - 0.1%
Information Technology - 0.1%
18,040	Seagate Technology (b)	418,530

		418,530

CHILE - 0.2%
Banks - 0.0%#
49,225,119	CorpBanca SA	214,834

Consumer Staples - 0.1%
792,236	Empresas Iansa SA	153,100
37,174	Farmacias Ahumada SA	85,932
179,728	Vina Concha y Toro SA	243,626
7,044,884	Vina San Pedro SA	54,457

		537,115

Health Care - 0.0%#
164,971	Banmedica SA	134,234

Industrials - 0.0%#
1,076,958	Madeco SA (b)	98,186

Materials - 0.1%
35,402	Cementos Bio-Bio SA	93,954
17,867	Cristalerias de Chile SA	165,867
200,535	Industrias Forestales SA	46,356

		306,177

Real Estate - 0.0%#
141,474	Parque Arauco SA	85,028

Utilities - 0.0%#
12,790	Cia de Consumidores de Gas de Santiago SA	62,087

		1,437,661

DENMARK - 0.5%
Banks - 0.2%
1,600	Amagerbanken A/S	110,659
220	Fionia Bank A/S	55,364
925	Forstaedernes Bank A/S	117,657
25	Norresundby Bank A/S	14,081
980	Ringkjoebing Landbobank A/S	157,703
7,970	Spar Nord Bank A/S	180,102
325	Sparbank Vest A/S	22,811
50	Sparekassen Faaborg A/S	28,247
17,870	Sydbank A/S	611,845
500	Vestjysk Bank A/S	23,539

		1,322,008

Consumer Discrectionary - 0.1%
3,050	Bang & Olufsen A/S - Class B	313,284

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Consumer Staples - 0.0%#
2,350	East Asiatic Co. Ltd. A/S	93,335
1,125	Royal UNIBREW A/S	121,911

		215,246

Health Care - 0.1%
1,875	ALK-Abello A/S (b)	229,506
4,400	Genmab A/S (b)	150,650
850	Neurosearch A/S (b)	24,737

		404,893

Industrials - 0.1%
950	DFDS A/S	68,143
7,600	FLSmidth & Co. A/S	295,993
4,800	NKT Holding A/S	297,055
1,000	Schouw & Co.	51,016

		712,207

Information Technology - 0.0%#
700	SimCorp A/S	108,930

Insurance - 0.0%#
1,300	Alm. Brand Skadesforsikring A/S (b)	70,104

Materials - 0.0%#
2,400	Auriga Industries - Class B	59,164

Real Estate - 0.0%#
260	Sjaelso Gruppen A/S	85,905
4,000	TK Development (b)	42,798

		128,703

		3,334,539

FINLAND - 0.6%
Consumer Discrectionary - 0.2%
22,250	Amer Sports Oyj	466,976
8,650	Fiskars Oyj Abp - Class A	114,362
8,380	Nokian Renkaat Oyj	115,824
550	Stockmann Oyj Abp - Class A	21,007
5,315	Stockmann Oyj Abp - Class B	198,861

		917,030

Consumer Staples - 0.0%#
1,000	Hk-Ruokatalo Oyj - Class A	12,110
20,000	Raisio Plc - Class V	42,154

		54,264

Diversified Financials - 0.0%#
14,900	OKO Bank Plc - Class A	232,777

Industrials - 0.3%
12,200	Finnair Oyj	168,154
5,400	Finnlines Oyj	108,298
12,000	KCI Konecranes Oyj	220,735
5,400	Lassila & Tikanoja Oyj	108,988
800	Lemminkainen Oyj	30,555
2,400	PKC Group Oyj	32,007
1,080	Ponsse Oyj	16,155
3,600	Poyry Oyj	39,272
2,300	Rakentajain Konevuokraam - Class B	38,194
17,900	Uponor Oyj	488,178
1,200	Vacon Plc	32,972
16,100	YIT Oyj	353,738

		1,637,246

Information Technology - 0.0%#
2,150	Elcoteq SE	36,088
10,700	Elektrobit Group Oyj	30,070
11,650	F-Secure Oyj	35,270
2,800	Perlos Oyj	22,712
1,000	Vaisala Oyj - Class A	30,785

		154,925

Materials - 0.1%
14,150	Huhtamaki Oyj	236,966
9,800	Kemira Oyj	162,616

		399,582

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Real Estate - 0.0%#
11,400	Sponda Oyj	128,149

		3,523,973

FRANCE - 1.4%
Banks - 0.0%#
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	37,349

Consumer Discrectionary - 0.3%
1,402	Beneteau SA	107,455
298	Bricorama SA	16,563
17,208	Canal Plus	173,214
4,445	CBo Territoria (b)	16,693
3,425	Club Mediterranee (b)	161,879
2,331	Compagnie Plastic-Omnium SA	102,341
1,082	Damartex SA	49,730
1,280	Etam Developpement SA	86,577
279,888	Euro Disney S.C.A. (b)	25,027
3,592	Faurecia	192,347
21,073	Havas SA	104,983
2,016	Ipsos	67,085
2,612	Kaufman & Broad SA	146,008
873	Manutan (Societe)	53,818
1,266	Pierre & Vacances	145,547
1,356	Rodriguez Group	67,398
1,333	SEB SA	148,312
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	9,782
573	Spir Communications	83,881
4,997	Teleperformance	190,665
2,088	Trigano SA	102,688

		2,051,993

Consumer Staples - 0.1%
902	Ales Groupe	19,979
629	Bonduelle S.C.A.	57,449
1,360	Bongrain SA	99,024
839	Fleury Michon SA	49,300
1,184	Guyenne et Gascogne SA	143,682
863	Laurent-Perrier	64,270
3,160	Provimi SA	107,373
3,925	Rallye SA	188,017
62	Sucriere de Pithiviers-Le-Vieil	55,439
402	Vilmorin et Compagnie	31,581

		816,114

Diversified Financials - 0.0%#
886	Union Financiere de France Banque SA	45,497
7,341	Viel et Compagnie	38,916

		84,413

Energy - 0.1%
8,890	Bourbon SA	476,842
2,760	Compagnie Generale de Geophysique SA (b)	477,017

		953,859

Health Care - 0.1%
1,591	Audika	38,452
300	Boiron SA	5,453
489	Cegedim SA	39,322
10,221	Generale de Sante	348,603
3,349	Orpea (b)	231,013
1,360	Stallergenes	49,495
1,248	Virbac SA	67,753

		780,091

Industrials - 0.3%
1,781	Assystem	49,369
923	Bacou Dalloz	110,653
2,116	Carbone Lorraine	110,822
1,346	CFF Recycling	46,200
565	Delachaux SA	31,756
613	Exel Industries SA - Class A (b)	50,311
3,740	Fimalac	280,438
1,254	GL Events	54,303
899	Groupe Crit	42,490
3,678	Haulotte Group	108,060
2,150	IMS-International Metal Service	46,195

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
346	LISI	21,661
3,415	Manitou BF SA	143,957
4,555	Nexans SA	353,477
463	Norbert Dentressangle	32,499
666	Petit Forestier	39,985
419	Somfy SA	101,159
857	Ste Industrielle d’Aviation Latecoere SA	30,215
870	Synergie SA	36,674

		1,690,224

Information Technology - 0.2%
3,474	Alten (b)	107,170
19,560	Altran Technologies SA (b)	232,119
10,949	Bull SA (b)	66,155
1,047	Cegid	42,664
6,915	GFI Informatique	47,258
3,507	Groupe Steria SCA	164,276
26,369	Infogrames Entertainment SA (b)	16,842
2,593	Ingenico	58,429
4,755	Oberthur Card Systems SA	29,155
485	Radiall	48,138
811	Sopra Group SA	59,050
4,171	UBISOFT Entertainment (b)	202,465

		1,073,721

Insurance - 0.1%
3,839	April Group	191,254
156,504	SCOR	367,850

		559,104

Materials - 0.0%#
108,785	Rhodia SA (b)	211,222

Real Estate - 0.1%
1,570	Foncia Groupe	72,018
886	SIICInvest (b)	2,716
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	340,422

		415,156

Utilities - 0.1%
1,022	Electricite de Strasbourg	195,173
1,444	Rubis	103,757
2,300	Sechilienne-Sidec	81,677

		380,607

		9,053,853

GERMANY - 1.2%
Banks - 0.1%
5,932	Aareal Bank AG (b)	229,448
8,271	Comdirect Bank AG	90,334
268	DVB Bank AG	62,649
350	Oldenburgische Landesbankag AG	23,472

		405,903

Consumer Discrectionary - 0.2%
2,064	Adlink Internet Media AG (b)	37,808
934	CTS Eventim AG	28,026
7,612	Douglas Holding AG	343,437
6,000	EM.TV AG (b)	24,909
1,290	Escada AG (b)	36,088
1,771	Fielmann AG	172,951
2,507	Gerry Weber International AG	52,360
5,406	Leoni AG	210,622
4,552	Medion AG	55,821
932	Rational AG	161,568
1,556	Sixt AG	81,871
4,152	Takkt AG	57,546

		1,263,007

Consumer Staples - 0.0%#
1,170	KWS Saat AG	103,498
904	SHB Stuttgarter Finanz-und Betiligungs AG	44,459

		147,957

Diversified Financials - 0.1%
5,132	AWD Holding AG	185,327
3,051	Baader Wertpapierhandelsbank AG	32,933
6,258	DAB Bank AG	54,679
711	Grenkeleasing AG	39,635

		312,574

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Health Care - 0.1%
700	Andreae-Noris Zahn AG	33,263
1,034	Biotest AG	40,616
4,009	Curanum AG	40,405
10,166	Evotec AG (b)	40,257
3,263	GPC Biotech AG (b)	48,226
3,000	Medigene AG (b)	22,150
900	Morphosys AG (b)	51,735
5,568	Rhoen Klinikum AG	213,306
100	Sartorius AG	3,966
9,857	Stada Arzneimittel AG	449,007

		942,931

Industrials - 0.4%
8,045	Bilfinger Berger AG	418,980
1,017	Cewe Color Holding AG	39,103
1,500	Conergy AG	79,978
11,195	Deutz AG (b)	94,383
1,775	Duerr AG (b)	46,232
2,948	GFK AG	104,161
1,384	Indus Holding AG	46,991
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	31,428
7,388	IWKA AG	178,462
1,372	Krones AG	181,691
210	KSB AG (b)	58,737
2,200	MTU Aero Engines Holding AG	77,985
120	Muehlbauer Holding AG & Co. KGaA	4,979
1,199	Pfeiffer Vacuum Technology AG	77,223
2,135	Pfleiderer AG	50,454
678	REpower Systems AG	46,335
4,181	Rheinmetall AG	270,352
1,302	Schlott Gruppe AG	38,586
14,249	SGL Carbon AG (b)	262,468
5,128	Singulus Technologies (b)	65,636
530	STRABAG AG (b)	72,103
4,973	Techem AG	228,690
1,861	Vossloh AG	90,787

		2,565,744

Information Technology - 0.2%
4,077	ADVA AG Optical Networking (b)	34,320
11,559	Aixtron AG (b)	42,672
1,916	Balda AG	20,192
1,310	Bechtle AG	25,938
780	Boewe Systec AG	46,521
13,153	Epcos AG (b)	182,634
9,419	Jenoptik AG (b)	81,576
6,772	Kontron AG (b)	80,883
5,314	Software AG	300,713
3,650	Teles AG (b)	15,526
31,712	United Internet AG	408,735
300	Wincor Nixdorf AG	39,859

		1,279,569

Insurance - 0.0%#
2,027	Wuerttembergische Lebensversicherung AG - Class D	112,375

Materials - 0.0%#
1,342	CENTROTEC Sustainable AG (b)	51,428
1,320	Fuchs Petrolub AG	62,220
3,331	Kloeckner-Werke AG	49,188
4,896	Norddeutsche Affinerie AG	120,392

		283,228

Real Estate - 0.0%#
2,709	Deutsche Euroshop AG	187,523
2,439	Vivacon AG (b)	58,199

		245,722

Telecommunication Services - 0.1%
14,237	Mobilcom AG (b)	273,159
8,596	QSC AG (b)	44,361

		317,520

Utilities - 0.0%#
4,366	MVV Energie AG	112,770

		7,989,300

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
GREECE - 0.6%
Banks - 0.1%
6,750	Bank of Attica (b)	42,250
2,620	Bank of Greece	314,598
11,930	Egnatia Bank SA	86,255
6,280	Geniki Bank (b)	73,643

		516,746

Consumer Discrectionary - 0.1%
5,360	Astir Palace Hotel SA (b)	39,164
4,720	Fourlis SA	66,926
13,560	Germanos SA	327,031
2,570	Hellenic Duty Free Shops SA	40,971
11,720	Hyatt Regency SA	162,586
10,310	Notos Com Holdings SA	39,115

		675,793

Consumer Staples - 0.0%#
4,860	Delta Holdings SA	74,746
5,750	Sarantis SA	58,320

		133,066

Diversified Financials - 0.0%#
3,420	Marfin Financial Group SA Holdings	110,965

Energy - 0.1%
19,525	Motor Oil Hellas Corinth Refineries SA	543,719

Health Care - 0.0%#
8,200	Athens Medical Center SA	39,804

Industrials - 0.1%
11,160	Attica Holdings SA	49,325
10,660	Blue Star Maritime SA	37,719
2,870	Frigoglass SA	44,580
9,780	Halcor SA	43,226
28,277	Hellenic Technodomiki Tev SA	281,022
6,280	J&P-Avax SA	42,838
5,160	Metka SA	45,217
11,600	Minoan Lines Shipping SA	49,195
2,580	Neochimiki LV Lavrentiadis SA	40,801
23,070	Technical Olympic SA	93,713
3,530	Terna SA	45,904

		773,540

Information Technology - 0.1%
4,480	Forthnet SA (b)	42,463
20,300	Intracom Holdings SA	130,175

		172,638

Insurance - 0.0%#
7,500	Ethniki General Insurance Co. (b)	55,950

Materials - 0.1%
6,140	Heracles General Cement Co.	114,511
8,280	MJ Maillis SA	25,913
3,920	Mytilineos Holdings SA	96,943
27,740	Viohalco	250,880

		488,247

Real Estate - 0.0%#
2,660	Babis Vovos International Construction SA	62,861
9,670	GEK Group of Cos. SA	81,773

		144,634

		3,655,102

HONG KONG - 0.9%
Banks - 0.0%#
98,000	Fubon Bank Hong Kong Ltd.	36,576
51,000	Liu Chong Hing Bank Ltd.	111,580

		148,156

Consumer Discrectionary - 0.3%
96,000	Alco Holdings Ltd.	49,049

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
36,000	Associated International Hotels	32,432
192,000	Bossini International Holdings Ltd.	13,096
64,000	Cafe de Coral Holdings Ltd.	95,215
52,000	Chow Sang Sang Holdings	20,077
48,000	Clear Media Ltd. (b)	52,508
44,000	Cross-Harbour Holdings Ltd.	31,994
33,550	Dickson Concepts International Ltd.	37,435
166,000	EganaGoldpfeil Holdings Ltd.	63,450
118,000	Fountain SET Holdings	33,865
16,000	FU JI Food and Catering Services Holdings Ltd.	28,581
170,000	Giordano International Ltd.	90,358
116,000	Glorious Sun Enterprises Ltd.	54,938
44,000	Grande Holdings Ltd.	19,819
40,000	Harbour Centre Development Ltd.	64,760
450,000	Hutchison Harbour Ring Ltd.	33,011
135,000	I-CABLE Communications Ltd.	29,536
285,600	IDT International Ltd.	14,151
43,000	Li Ning Co. Ltd.	42,778
3,671,148	Nan Hai Corp. Ltd. (b)	22,206
162,000	Next Media Ltd.	89,442
242,000	Oriental Press Group	44,848
150,000	Peace Mark Holdings Ltd.	76,832
198,000	Playmates Holdings Ltd.	19,621
192,000	Prime Success International Group	108,476
1,222,000	Regal Hotels International Holdings Ltd.	92,788
88,000	SA SA International Holdings Ltd.	30,012
200,000	SCMP Group Ltd.	70,783
290,000	TCL Multimedia Technology Holdings Ltd.	25,379
60,000	Texwinca Holdings Ltd.	38,532
132,000	Top Form International Ltd.	23,443
50,000	Truly International Holdings	65,249
29,000	Wing On Co. International Ltd.	49,638

		1,564,302

Consumer Staples - 0.1%
180,000	Chaoda Modern Agriculture Ltd.	97,295
174,000	Cofco International Ltd.	100,098
121,000	Enerchina Holdings Ltd.	6,852
82,000	Hengan International Group Co. Ltd.	127,271
192,000	Kingway Brewery Holdings Ltd.	76,847
136,000	Vitasoy International Holdings Ltd.	55,484

		463,847

Diversified Financials - 0.0%#
30,000	Allied Group Ltd.	74,129
142,000	Asia Financial Holdings Ltd.	76,755
80,000	Public Financial Holdings Ltd.	60,539
45,000	Sun Hung Kai & Co. Ltd.	39,671

		251,094

Energy - 0.0%#
242,000	Sinolink Worldwide Holdings	42,668
118,000	Sinopec Kantons Holdings Ltd.	38,725
420,000	Titan Petrochemicals Group Ltd.	28,648

		110,041

Health Care - 0.0%#
190,000	China Pharmaceutical Group Ltd. (b)	21,274
54,000	China Shineway Pharmaceutical Group Ltd.	39,543
211,714	Golden Meditech Co. Ltd.	57,219
236,000	Sino Biopharmaceutical Ltd.	38,269

		156,305

Industrials - 0.1%
36,000	Chevalier International Holdings Ltd.	43,088
106,000	China Metal International Holdings, Inc.	38,470
188,000	China National Aviation Co. Ltd.	65,568
348,000	China Resources Logic Ltd.	34,933
162,000	Emperor International Holdings	33,984
54,000	Fong’s Industries Co. Ltd.	33,845
120,000	GZI Transportation Ltd.	52,199
62,000	Lung Kee (Bermuda) Holdings	34,550
128,551	PYI Corp. Ltd.	42,684
56,000	Road King Infrastructure	65,296
1,177,500	Shenzhen International Holdings	54,555
538,000	Shougang Concord International Enterprises Co. Ltd.	41,543
34,000	Shui On Construction and Materials Ltd.	59,509
58,000	Singamas Container Holdings Ltd.	39,935
106,000	Tianjin Development Holdings Ltd.	60,024

		700,183

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Information Technology - 0.1%
130,000	China Electronics Corp. Holdings Co. Ltd.	18,069
121,000	Digital China Holdings Ltd.	38,619
2,057	Hanny Holdings Ltd.	701
440,000	Mingyuan Medicare Development Co. Ltd. (b)	38,506
2,330,000	Sino-I Technology Ltd. (b)	32,385
228,000	Solomon Systech International Ltd.	55,458
45,000	Varitronix International Ltd.	25,019
29,000	VTech Holdings Ltd.	162,164

		370,921

Insurance - 0.0%#
154,000	China Insurance International Holdings Co. Ltd. (b)	97,709
104,000	Pacific Century Insurance Holdings Ltd.	53,002

		150,711

Materials - 0.1%
194,000	China Oriental Group Co. Ltd.	41,446
580,000	Citic Resources Holdings Ltd. (b)	108,980
25,900	Galaxy Entertainment Group Ltd. (b)	23,466
59,631	Hung Hing Printing Group	36,683
108,000	Minmetals Resources Ltd. (b)	29,466
56,000	Vision Grande Group Holdings Ltd.	53,044

		293,085

Real Estate - 0.2%
48,000	Allied Properties HK Ltd.	52,508
864,000	Asia Standard International Group Ltd.	28,910
226,000	China Resources Land Ltd.	120,414
212,290	Far East Consortium	89,613
914,000	Guangzhou Investment Co. Ltd.	158,799
159,600	HKR International Ltd.	80,311
56,000	Hong Kong Ferry Holdings	63,061
260,059	K Wah International Holdings Ltd.	85,345
66,000	Kowloon Development Co. Ltd.	122,653
1,072,000	Lai Sun Development (b)	40,699
46,000	Liu Chong Hing Investment	53,813
98,000	Midland Holdings Ltd.	48,179
67,000	Miramar Hotel & Investment	91,745
420,000	Neo-China Group Holdings Ltd.	30,810
275,000	Pacific Century Premium Developments Ltd.	75,030
194,000	Shanghai Real Estate Ltd.	40,696
200,000	Silver Grant International	51,221
82,000	TAI Cheung Holdings	42,213
134,000	Tian An China Investment (b)	60,531

		1,336,551

Telecommunication Services - 0.0%#
34,000	Asia Satellite Telecommunications Holdings Ltd.	56,884
350,000	Citic 21CN Co. Ltd. (b)	46,395

		103,279

Utilities - 0.0%#
228,000	China Gas Holdings Ltd. (b)	36,679
267,000	China Power International Development Ltd.	87,623

		124,302

		5,772,777

HUNGARY - 0.1%
Consumer Discretionary - 0.0%
1,508	Danubius Hotel and Spa PLC	42,111
15,083	Fotex Plc (b)	159

		42,270

Health Care - 0.0%#
2,000	Egis Plc	284,649

Materials - 0.1%
21,520	BorsodChem NyRt.	286,840
7,801	Tiszai Vegyi Kombinat NyRt. (b)	214,915

		501,755

Utilities - 0.0%#
800	Demasz Plc	57,371

		886,045

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
INDONESIA - 0.3%
Banks - 0.0%#
1,594,500	Bank Niaga Tbk PT	112,512
2,409,000	Bank Pan Indonesia Tbk PT	114,208

		226,720

Consumer Discrectionary - 0.0%#
713,500	Matahari Putra Prima Tbk PT	64,506
1,254,500	Ramayana Lestari Sentosa Tbk PT	109,267

		173,773

Consumer Staples - 0.1%
135,000	Astra Agro Lestari Tbk PT	124,283
2,397,500	Indofood Sukses Makmur Tbk PT	277,550

		401,833

Energy - 0.0%#
314,500	Apexindo Pratama Duta PT	61,028
130,000	Medco Energi Internasional Tbk PT	54,465

		115,493

Health Care - 0.0%#
1,219,500	Kalbe Farma Tbk PT	161,345
102,500	Tempo Scan Pacific Tbk PT	69,501

		230,846

Industrials - 0.1%
4,550,000	Bakrie and Brothers Tbk PT (b)	85,281
857,000	Berlian Laju Tanker Tbk PT	168,187
503,000	United Tractors Tbk PT	310,562

		564,030

Materials - 0.1%
317,500	Indocement Tunggal Prakarsa Tbk PT	147,023
63,500	Semen Gresik Persero Tbk PT	178,178

		325,201

Real Estate - 0.0%#
867,000	Lippo Karawaci Tbk PT	86,031
384,000	Summarecon Agung Tbk PT	39,374

		125,405

		2,163,301

IRELAND - 0.4%
Consumer Discrectionary - 0.1%
5,961	Abbey Plc	66,247
6,560	McInerney Holdings Plc	90,920
9,316	Paddy Power Plc	155,536

		312,703

Consumer Staples - 0.2%
78,374	Fyffes Plc	145,167
52,546	Glanbia Plc	130,888
39,757	Greencore Group Plc	205,174
25,432	IAWS Group Plc	471,059

		952,288

Energy - 0.0%#
40,375	Dragon Oil Plc (b)	135,127

Health Care - 0.0%#
48,645	United Drug Plc	213,137

Industrials - 0.1%
19,916	DCC Plc	478,285
3,409	Irish Continental Group Plc (b)	46,900

		525,185

Insurance - 0.0%#
4,930	FBD Holdings Plc	231,121

Materials - 0.0%#
126,231	Kenmare Resources Plc (b)	96,748

Real Estate - 0.0%#
78,374	Blackrock International Land Plc (b)	38,044

		2,504,353

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
ISRAEL - 0.5%
Banks - 0.0%#
27,109	First International Bank of Israel Ltd. (b)	69,077
16,189	Union Bank of Israel (b)	66,578

		135,655

Consumer Discrectionary - 0.0%#
10,202	Azorim-Investment Development & Construction Co. Ltd.	142,200
13,567	Delek Automotive Systems Ltd.	86,936
3,086	Matav-Cable Systems Media Ltd. (b)	20,056
7,272	Suny Electronic, Inc. Ltd.	25,170

		274,362

Consumer Staples - 0.1%
7,287	Blue Square Chain Investments and Properties Ltd. (b)	66,374
6,797	Blue Square-Israel Ltd.	82,141
19,563	Frutarom	148,746
50,253	Super-Sol Ltd. (b)	137,893

		435,154

Diversified Financials - 0.0%#
10,253	Elron Electronic Industries	94,231

Energy - 0.0%#
128,917	Delek Drilling LP	53,575

Industrials - 0.1%
40,000	Clal Industries and Investments	205,308
1,283	Electra (Israel) Ltd. (b)	148,855
2,757	FMS Enterprises Migun Ltd.	116,898
51,102	Housing & Construction Holdings Ltd. (b)	51,423
17,080	Ormat Industries	176,150
4,294	Tadiran Communications Ltd.	144,716

		843,350

Information Technology - 0.2%
14,254	Alvarion Ltd. (b)	74,135
11,336	AudioCodes Ltd. (b)	107,618
5,206	Ituran Location and Control Ltd.	74,543
16,292	Nice Systems Ltd. (b)	420,707
4,257	Orckit Communications Ltd. (b)	30,603
5,150	RADVision Ltd. (b)	76,345
7,800	Retalix Ltd. (b)	141,686
15,819	Scailex Corp. Ltd. (b)	114,551

		1,040,188

Materials - 0.0%#
5,109	Israel Petrochemical Enterprises Ltd.	38,892
10,291	Israel Salt Industries Ltd.	64,210

		103,102

Real Estate - 0.1%
31,823	Aloni Hetz Properties & Investments Ltd.	135,439
5,168	Elbit Medical Imaging Ltd.	125,333
52,358	Industrial Buildings Corp.	92,043
1,051	Property & Building Corp.	130,602

		483,417

		3,463,034

ITALY - 0.8%
Banks - 0.1%
6,895	Banca Popolare dell’Etruria e del Lazio	139,690
10,603	Banco di Desio e della Brianza SpA	88,038
11,238	Credito Artigiano SpA	47,696
3,081	Credito Bergamasco SpA	113,190
20,492	Piccolo Credito Valtellinese Scarl	288,988

		677,602

Consumer Discrectionary - 0.2%
11,767	Benetton Group SpA	171,656
6,562	Brembo SpA	64,837
10,024	Caltagirone Editore SpA	82,974
11,715	De Longhi SpA	41,639
37,780	IMMSI SpA	102,432
3,438	Indesit Co. SpA	38,647

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
3,165	Mariella Burani SpA	75,159
10,871	Marzotto SpA	51,901
10,367	Sogefi SpA	69,326
8,578	Stefanel SpA	39,803
2,530	Tod’s SpA	197,141
10,871	Valentino Fashion Group SpA	338,833

		1,274,348

Consumer Staples - 0.0%#
10,587	Cremonini SpA	29,482

Diversified Financials - 0.1%
47,864	Banca Finnat Euramerica SpA	62,303
13,083	Banca Intermobiliare SpA	138,127
16,395	Banco Profilo SpA	48,902
6,000	Meliorbanca SpA	28,033
41,186	Societa Partecipazioni Finanziarie SpA (b)	39,458

		316,823

Energy - 0.0%#
8,988	Navigazione Montanari SpA	38,290
15,524	Premuda SpA	28,516
3,079	Socotherm SpA	49,754

		116,560

Health Care - 0.1%
15,000	Amplifon SpA	136,905
21,864	Recordati SpA	161,011
45,647	Sorin SpA (b)	78,251

		376,167

Industrials - 0.1%
15,047	Alitalia Spa (b)	15,877
11,747	Astaldi SpA	71,427
2,727	Biesse SpA	44,867
4,901	Danieli & Co. SpA	50,523
2,543	Fiera Milano SpA	29,544
55,550	Gemina SpA (b)	177,399
12,205	Gewiss SpA	91,829
2,618	GranitiFiandre SpA	28,025
29,000	Impregilo SpA (b)	99,743
3,035	Industria Macchine Automatiche SpA	39,932
6,000	Interpump SpA	51,658
4,609	Permasteelisa SpA	82,426
4,797	Trevi Finanziaria SpA	38,880
5,718	Vianini Lavori SpA	68,550

		890,680

Information Technology - 0.1%
4,260	Esprinet SpA	73,735
1,068	SAES Getters SpA	30,832
333,382	Telecom Italia Media SpA	150,968
60,560	Tiscali SpA (b)	188,563

		444,098

Insurance - 0.0%#
3,739	Ergo Previdenza SpA	20,156
45,883	Premafin Finanziaria SpA	128,651
3,570	Vittoria Assicurazioni SpA	49,206

		198,013

Materials - 0.1%
4,551	Caltagirone SpA	50,693
15,854	Cementir SpA	123,334
59,445	KME Group (b)	25,172
52,101	Reno de Medici SpA (b)	35,939
12,888	Sol SpA	74,907

		310,045

Real Estate - 0.0%#
12,141	Aedes SpA	82,197
52,101	RDM Realty SpA (b)	5,271
18,894	Risanamento SpA	145,535

		233,003

Utilities - 0.0%#
4,493	Acegas-APS SpA	39,372
4,777	Actelios SpA (b)	57,604
37,393	AEM Torino SpA	100,786
35,827	Amga SpA	80,776

		278,538

		5,145,359

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
JAPAN - 9.3%
Banks - 0.6%
1,100	Aichi Bank Ltd. (The)	120,991
35,000	Akita Bank Ltd. (The)	189,891
30,000	Aomori Bank Ltd. (The)	125,082
2,600	Bank of Okinawa Ltd. (The)	111,126
24,000	Bank of Saga Ltd. (The)	86,668
5,000	Bank of the Ryukyus Ltd. (b)	110,559
8,500	Chiba Kogyo Bank Ltd. (The) (b)	148,655
34,000	Chukyo Bank Ltd. (The)	101,426
28,000	Daisan Bank Ltd. (The)	97,204
21,000	Ehime Bank Ltd. (The)	90,488
32,000	Eighteenth Bank Ltd. (The)	174,731
34,000	Fukui Bank Ltd. (The)	121,593
32,000	Fukushima Bank Ltd. (The)	47,451
29,000	Higashi-Nippon Bank Ltd. (The)	137,860
49,000	Hokuetsu Bank Ltd. (The)	122,666
16,000	Kagawa Bank Ltd. (The)	96,018
5,400	Kanto Tsukuba Bank Ltd. (The) (b)	43,993
1,800	Kita-Nippon Bank Ltd. (The)	87,610
82,000	Kiyo Holdings, Inc. (b) (c)	132,321
56,000	Kyushu-Shinwa Holdings, Inc. (b)	76,200
26,000	Michinoku Bank Ltd. (The)	99,106
55,000	Minato Bank Ltd. (The)	142,483
27,000	Miyazaki Bank Ltd. (The)	140,128
36	Momiji Holdings, Inc. (b)	90,436
16,000	Nagano Bank Ltd. (The)	57,918
14,000	Oita Bank Ltd. (The)	107,584
24,000	Shikoku Bank Ltd. (The)	109,695
1,200	Shimizu Bank Ltd. (The)	52,126
21,000	Tochigi Bank Ltd. (The)	144,891
22,000	Toho Bank Ltd. (The)	97,292
13,000	Tohoku Bank Ltd. (The)	27,328
13,000	Tokushima Bank Ltd. (The)	85,272
18,000	Tomato Bank Ltd.	42,549
17,000	Tottori Bank Ltd. (The)	49,527
36,000	Towa Bank Ltd. (The)	91,692
24,000	Yamagata Bank Ltd. (The)	127,280

		3,687,840

Consumer Discrectionary - 2.1%
5,200	ABILIT Corp.	27,940
2,040	Aeon Fantasy Co. Ltd.	75,981
3,000	Ahresty Corp.	69,606
20,000	Aichi Machine Industry Co. Ltd.	56,173
7,300	Aisan Industry Co. Ltd.	64,630
15,000	Akebono Brake Industry Co. Ltd.	143,923
5,800	Alpine Electronics, Inc.	81,350
4,600	AOKI Holdings, Inc.	77,198
35,000	Asics Corp.	345,894
41,000	Atsugi Co. Ltd.	57,220
3,600	Avex Group Holdings, Inc.	74,421
5,900	Belluna Co. Ltd.	102,669
22,000	Best Denki Co. Ltd.	59,488
4,000	Bookoff Corp.	80,248
6,300	Cecile Co. Ltd. (b)	22,805
7,500	Chiyoda Co. Ltd.	163,875
20,000	Chori Co. Ltd. (b)	37,158
9,000	Chuo Spring Co. Ltd.	46,945
48,000	Clarion Co. Ltd.	71,176
5,000	Cleanup Corp.	40,167
4,400	Corona Corp.	78,870
21,600	Culture Convenience Club Co. Ltd.	216,292
7,000	Daido Metal Co. Ltd.	36,452
7,000	Daidoh Ltd.	103,005
6,300	Daiei, Inc. (The) (b)	115,949
2,500	Daikoku Denki Co Ltd.	73,924
34,000	Daikyo, Inc. (b)	135,235
2,600	Daisyo Corp.	38,667
23,000	Daiwa Seiko, Inc. (b)	42,130
11,000	Daiwabo Co. Ltd.	32,526
11,000	Descente Ltd.	49,413
16,900	DIA Kensetsu Co Ltd. (b)	27,713
3,150	Doshisha Co. Ltd.	55,364

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,900	Doutor Coffee Co. Ltd.	49,503
8,000	Eagle Industry Co. Ltd.	77,875
7,400	Exedy Corp.	217,524
33,000	France Bed Holdings Co. Ltd.	66,492
5,300	Fuji Co. Ltd.	86,681
9,000	Fuji Kiko Co. Ltd.	25,435
19,000	Fuji Kyuko Co. Ltd.	95,460
13,000	Fujita Kanko, Inc. (b)	92,756
5,400	Fujitsu Business Systems Ltd.	85,349
18,000	Fujitsu General Ltd. (b)	46,160
15,000	Gakken Co. Ltd.	37,420
6,240	Gigas K’s Denki Corp.	139,338
610	Gulliver International Co. Ltd.	49,058
2,000	Happinet Corp.	42,566
3,400	Haruyama Trading Co Ltd.	44,040
2,900	HIS Co. Ltd.	77,151
6,000	Hitachi Powdered Metals Co. Ltd.	30,878
4,700	Homac Corp.	69,078
3,400	Impact 21 Co. Ltd.	60,500
1,600	Inaba Seisakusho Co. Ltd.	25,023
3,800	Japan General Estate Co. Ltd. (The)	86,013
8,000	Japan Vilene Co. Ltd.	48,637
12,000	Japan Wool Textile Co. Ltd. (The)	102,054
5,400	Joint Corp.	146,958
10,000	Joshin Denki Co. Ltd.	62,279
23,000	Juki Corp.	128,798
2,000	Kabuki-Za Co. Ltd.	86,354
3,200	Kadokawa Holdings, Inc.	116,952
4,400	Kahma Co. Ltd.	102,281
12,000	Kanto Auto Works Ltd.	149,470
5,000	Kato Sangyo Co. Ltd.	69,214
30,000	Kayaba Industry Co. Ltd.	108,858
2,000	Kentucky Fried Chicken Japan Ltd.	37,682
81,000	Kenwood Corp.	141,306
2,600	Kisoji Co. Ltd.	51,027
3,000	Kohnan Shoji Co. Ltd.	29,491
5,600	Kojima Co. Ltd.	69,997
8,000	Komatsu Seiren Co. Ltd.	29,936
3,100	Konaka Co. Ltd.	46,103
47,000	Kurabo Industries Ltd.	137,337
2,000	Kyoritsu Maintenance Co. Ltd.	60,186
13,000	Laox Co. Ltd. (b)	31,750
2,600	Maezawa Kyuso Industries Co. Ltd.	40,912
2,900	Mars Engineering Corp.	79,934
17,000	Maruzen Co. Ltd. (b)	27,136
8,000	Matsuya Co. Ltd.	111,300
2,800	Matsuya Foods Co. Ltd.	44,499
28,000	Matsuzakaya Co. Ltd.	184,395
4,000	Misawa Homes Holdings, Inc. (b)	114,789
8,000	Mitsuba Corp.	83,318
8,000	Mitsui Home Co. Ltd.	58,057
23,000	Mizuno Corp.	142,239
8,000	MOS Food Services, Inc.	118,139
26,000	Nice Corp.	99,786
22,000	Nichimo Corp.	21,876
3,100	Nidec Copal Corp.	42,155
2,800	Nidec Tosok Corp.	31,799
2,200	Nihon Eslead Corp.	59,104
2,000	Nippon Restaurant System, Inc.	70,653
10,000	Nippon Seiki Co. Ltd.	198,875
11,400	Nishimatsuya Chain Co. Ltd.	217,271
8,000	Nissan Shatai Co. Ltd.	45,985
7,900	Nissen Co. Ltd.	53,542
6,500	Nissin Kogyo Co. Ltd.	124,166
4,000	Nittan Valve Co. Ltd.	33,250
28,000	Noritake Co. Ltd.	158,751
2,200	Noritsu Koki Co. Ltd.	46,151
10,000	Pacific Industrial Co. Ltd.	61,407
17,000	PanaHome Corp.	125,003
13,000	Parco Co. Ltd.	140,268
23,000	Pentax Corp.	121,575
2,400	Piolax, Inc.	46,997
23,000	Press Kogyo Co. Ltd.	107,532
8,000	Renown, Inc. (b)	107,113
10,000	Resort Solution Co. Ltd.	41,519
5,160	Resorttrust, Inc.	140,877
27,000	Rhythm Watch Co. Ltd.	49,693
5,000	Right On Co. Ltd.	141,306
17,000	Riken Corp.	104,244
3,700	Ringer Hut Co. Ltd.	50,056

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,600	Roland Corp.	105,726
6,000	Royal Holdings Co. Ltd.	88,552
4,000	Sagami Chain Co. Ltd.	36,844
5,000	Saizeriya Co. Ltd.	78,852
32,000	Sanden Corp.	133,979
1,900	Sanei-International Co. Ltd.	53,530
10,000	Sankyo Seiko Co. Ltd.	47,625
6,000	Sanoh Industrial Co. Ltd.	44,590
9,400	Sanrio Co. Ltd.	116,593
21,000	Sanyo Shokai Ltd.	130,786
17,000	Seiko Corp.	162,223
10,000	Seiren Co. Ltd.	125,169
9,000	Senshukai Co. Ltd.	98,208
3,500	Shaddy Co. Ltd.	49,121
18,000	Shikibo Ltd.	27,633
15,000	Shiroki Corp.	45,794
2,400	Shobunsha Publications, Inc.	30,166
18,000	Shochiku Co. Ltd.	148,685
1,000	St. Marc Holdings Co. Ltd.	64,983
12,000	Suminoe Textile Co. Ltd.	45,218
13,000	T RAD Co. Ltd.	52,615
6,300	Tachi-S Co. Ltd.	53,963
6,600	Takamatsu Corp.	114,447
4,300	Tecmo Ltd.	33,344
4,000	Teikoku Piston Ring Co. Ltd.	37,926
5,800	Tenma Corp.	110,288
21,000	Toei Co. Ltd.	162,109
3,200	Tohoku Pioneer Corp.	45,022
34,000	Tokyotokeiba Co. Ltd.	91,639
8,436	Tomy Co. Ltd.	59,750
7,000	Tonichi Carlife Group, Inc.	16,547
11,000	Topre Corp.	101,993
4,500	Touei Housing Corp.	85,961
37,000	Toyo Tire & Rubber Co. Ltd.	142,649
4,000	Tsutsumi Jewelry Co. Ltd.	146,888
94,000	Unitika Ltd.	143,486
4,000	U-Shin Ltd.	25,749
5,500	WATAMI Co. Ltd.	82,324
4,000	Yellow Hat Ltd.	41,589
8,000	Yokohama Reito Co. Ltd.	67,129
14,000	Yomiuri Land Co. Ltd.	68,996
6,000	Yoshimoto Kogyo Co. Ltd.	132,147
27	Yoshinoya D&C Co. Ltd.	50,399
6,400	Zenrin Co. Ltd.	144,585
18,400	Zensho Co. Ltd.	231,916

		13,288,787

Consumer Staples - 0.9%
3,900	Aderans Co. Ltd.	109,878
4,700	Ariake Japan Co. Ltd.	104,130
9,000	Asahi Soft Drinks Co. Ltd.	135,654
1,000	Bull-Dog Sauce Co. Ltd.	11,610
14,000	Calpis Co. Ltd.	121,017
3,500	Cawachi Ltd.	113,263
14	Coca-Cola Central Japan Co. Ltd.	121,139
4,961	Coca-Cola West Holdings Co. Ltd.	92,387
3,100	Dydo Drinco, Inc.	127,629
5,700	Fancl Corp.	86,809
14,900	Fuji Oil Co. Ltd.	138,544
3,600	Fujicco Co. Ltd.	42,141
23,000	Fujiya Co. Ltd. (b)	40,926
9,000	Heiwado Co. Ltd.	159,754
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	38,728
4,400	Hokuto Corp.	73,151
8,000	Inageya Co. Ltd.	57,011
2,300	Itochu-Shokuhin Co. Ltd.	84,661
32,000	Itoham Foods, Inc.	122,256
11,000	Izumiya Co. Ltd.	79,157
21,000	J-Oil Mills, Inc.	86,275
9,600	Kagome Co. Ltd.	132,472
5,000	Kameda Seika Co. Ltd.	53,295
8,000	Kasumi Co. Ltd.	49,544
2,900	KEY Coffee, Inc.	41,434
5,000	Kibun Food Chemifa Co. Ltd.	58,005
18,000	Kyokuyo Co. Ltd.	42,706
8,500	Life Corp.	122,631
3,300	Mandom Corp.	81,172
17,000	Marudai Food Co. Ltd.	45,227
27,000	Maruetsu, Inc. (The) (b)	122,229
50,000	Maruha Group, Inc.	128,222

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
5,000	Meito Sangyo Co. Ltd.	93,114
31,000	Mercian Corp.	72,738
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	104,060
1,680	Milbon Co. Ltd.	69,167
2,200	Ministop Co. Ltd.	41,162
21,000	Mitsui Sugar Co. Ltd.	69,789
14,000	Miyoshi Oil & Fat Co. Ltd.	28,941
43,000	Morinaga & Co. Ltd.	114,022
19,000	Morinaga Milk Industry Co Ltd.	71,595
8,000	Myojo Foods Co. Ltd.	45,357
7,000	Nagatanien Co. Ltd.	55,380
9,000	Nakamuraya Co. Ltd.	46,552
22,000	Nichiro Corp.	42,409
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	79,375
22,000	Nippon Flour Mills Co. Ltd.	104,392
10,000	Nisshin Oillio Group Ltd. (The)	65,245
17,000	Nosan Corp.	49,675
7,000	Okuwa Co. Ltd.	90,671
3,700	Olympic Corp.	29,692
2,900	Pigeon Corp.	45,178
38,000	Prima Meat Packers Ltd. (b)	46,404
5,500	Q’Sai Co. Ltd.	74,840
2,600	Riken Vitamin Co. Ltd.	66,902
2,400	Rock Field Co. Ltd.	49,928
3,300	Ryoshoku Ltd.	90,383
5,000	S Foods, Inc.	43,787
9,300	Sakata Seed Corp.	114,055
1,900	Seijo Corp.	44,747
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	59,210
32,000	Showa Sangyo Co. Ltd.	82,899
33,000	Snow Brand Milk Products Co. Ltd. (b)	106,215
13,000	Starzen Co. Ltd.	34,698
4,400	Sugi Pharmacy Co. Ltd.	81,172
6,800	T Hasegawa Co. Ltd.	96,740
13,000	Tobu Store Co. Ltd.	34,585
10,000	Tokyu Store Chain Co. Ltd.	71,525
1,300	Tsuruha Holdings, Inc.	49,666
3,300	Unimat Life Corp.	39,780
7,200	Valor Co. Ltd.	127,803
2,000	Warabeya Nichiyo Co. Ltd.	26,866
2,500	Yaoko Co. Ltd.	56,152
5,000	Yomeishu Seizo Co. Ltd.	52,990
4,500	Yonekyu Corp.	47,102

		5,640,020

Diversified Financials - 0.2%
13,000	Central Finance Co. Ltd.	77,901
7,800	Century Leasing System, Inc.	115,661
73,000	Cosmo Securities Co. Ltd.	124,803
3,000	Daiko Clearing Services Corp.	40,952
10,000	Ichiyoshi Securities Co. Ltd.	148,197
15,000	Kosei Securities Co. Ltd.	25,644
14,000	Marusan Securities Co. Ltd.	201,125
13,000	Mito Securities Co. Ltd.	73,933
3,400	Ricoh Leasing Co. Ltd.	94,902
3,800	Sanyo Electric Credit Co. Ltd.	71,926
12,100	Shinki Co. Ltd.	79,474
7,000	Takagi Securities Co. Ltd.	29,003
50,000	Tokai Tokyo Securities Co. Ltd.	261,677
14,000	Toyo Securities Co. Ltd.	70,583

		1,415,781

Energy - 0.1%
12,800	Itochu Enex Co. Ltd.	83,848
7,000	Kanto Natural Gas Development Ltd.	51,411
14,000	Mitsuuroko Co. Ltd.	102,455
4,700	Modec, Inc.	98,596
8,000	Nippon Gas Co. Ltd.	65,733
14,000	San-Ai Oil Co. Ltd.	61,546
5,000	Shinko Plantech Co. Ltd.	35,370
11,000	Sinanen Co. Ltd.	58,433

		557,392

Health Care - 0.4%
4,000	Aloka Co. Ltd.	46,613
2,900	As One Corp.	72,977
4,000	ASKA Pharmaceutical Co. Ltd.	35,309
4,000	Eiken Chemical Co. Ltd.	42,566
18,000	Fuso Pharmaceutical Industries Ltd.	57,621

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
8,000	Hitachi Medical Corp.	90,645
1,800	Hogy Medical Co. Ltd.	81,800
15,000	Jeol Ltd.	97,475
19,000	Kaken Pharmaceutical Co. Ltd.	133,080
4,000	Kissei Pharmaceutical Co. Ltd.	71,002
14,000	Mochida Pharmaceutical Co. Ltd.	124,314
4,000	Nichii Gakkan Co.	66,920
8,000	Nihon Kohden Corp.	133,839
13,000	Nikken Chemicals Co. Ltd. (c)	40,368
8,000	Nikkiso Co. Ltd.	89,529
7,000	Nippon Chemiphar Co. Ltd. (b)	46,099
13,000	Nippon Shinyaku Co. Ltd.	113,620
10,000	Nipro Corp.	178,813
5,600	Paramount Bed Co. Ltd.	95,251
18,000	Rohto Pharmaceutical Co. Ltd.	166,898
5,600	Seikagaku Corp.	62,035
16,000	SSP Co. Ltd.	97,274
16,000	Topcon Corp.	252,187
4,000	Torii Pharmaceutical Co. Ltd.	69,501
2,000	Towa Pharmaceutical Co. Ltd.	52,859
29,000	Toyama Chemical Co. Ltd. (b)	187,945
2,800	Vital-net, Inc.	15,435
5,000	ZERIA Pharmaceutical Co. Ltd.	46,012

		2,567,987

Industrials - 2.5%
3,000	Advan Co. Ltd.	38,519
12,000	Aica Kogyo Co. Ltd.	148,947
13,200	Aichi Corp.	141,389
9,000	Airport Facilities Co. Ltd.	61,468
3,000	Alps Logistics Co. Ltd.	54,952
11,000	Amano Corp.	139,605
14,000	Ando Corp.	32,117
8,000	Anest Iwata Corp.	39,147
15,000	Asahi Diamond Industrial Co. Ltd.	128,091
2,900	Asahi Pretec Corp.	104,723
7,000	Asunaro Aoki Construction Co. Ltd.	47,015
18,000	Bando Chemical Industries Ltd.	77,404
38,000	BSL Corp.	41,764
8,000	Bunka Shutter Co. Ltd.	51,777
2,500	Chudenko Corp.	36,722
17,000	Chugai Ro Co. Ltd.	54,420
5,000	Chuo Denki Kogyo Co. Ltd.	17,532
13,000	CKD Corp.	187,099
8,000	Commuture Corp.	76,410
6,600	Cosel Co. Ltd.	121,471
9,000	Dai-Dan Co. Ltd.	53,696
17,000	Daifuku Co. Ltd.	237,847
18,000	Daihen Corp.	84,312
10,000	Daiichi Jitsugyo Co. Ltd.	48,934
5,000	Daimei Telecom Engineering Corp.	59,226
3,720	Daiseki Co. Ltd.	78,200
8,000	Daiwa Industries Ltd.	72,991
2,800	Densei-Lambda K.K.	41,471
3,000	Eneserve Corp.	19,521
23,000	Fudo Construction Co. Ltd. (b)	18,658
6,600	Fujita Corp.	26,424
15,000	Fujitec Co. Ltd.	95,905
6,000	Fukuda Corp.	24,807
11,000	Fukuyama Transporting Co. Ltd.	39,531
58,000	Furukawa Co. Ltd.	109,276
2,000	Furusato Industries Ltd.	34,541
6,900	Gecoss Corp.	39,361
64,000	GS Yuasa Corp. (b)	167,473
44,000	Hanwa Co. Ltd.	166,566
7,000	Hibiya Engineering Ltd.	64,477
22,000	Hitachi Plant Technologies Ltd.	116,097
4,500	Hitachi Tool Engineering Ltd.	84,195
6,000	Hitachi Transport System Ltd.	55,633
94,500	Hitachi Zosen Corp. (b)	99,738
4,000	Hosokawa Micron Corp.	28,470
5,000	Idec Corp.	84,958
13,000	Iino Kaiun Kaisha Ltd.	99,333
3,100	Inaba Denki Sangyo Co. Ltd.	97,344
12,000	Inabata & Co. Ltd.	92,006
41,000	Iseki & Co. Ltd.	116,228
6,000	Itoki Corp.	60,918
10,000	Iwasaki Electric Co. Ltd.	25,470
40,000	Iwatani International Corp.	122,465
9,000	J Bridge Corp. (b)	29,125

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,000	Jamco Corp	42,915
12,000	Japan Airport Terminal Co. Ltd.	122,360
3,300	Japan Cash Machine Co. Ltd.	53,971
26,000	Japan Pulp & Paper Co. Ltd.	98,199
7,000	Japan Transcity Corp.	32,849
33,000	JFE Shoji Holdings, Inc.	146,513
7,000	Kamei Corp.	56,051
14,000	Kanagawa Chuo Kotsu Co. Ltd.	63,378
71,000	Kanematsu Corp. (b)	115,190
4,000	Katakura Industries Co. Ltd.	55,825
12,000	Keihin Co. Ltd. (The)	46,474
2,900	Kintetsu World Express, Inc.	61,089
13,000	Kioritz Corp.	40,595
15,000	Kitano Construction Corp.	35,326
14,000	Kitz Corp.	100,624
15,000	Kumagai Gumi Co. Ltd. (b)	39,382
4,700	Kuroda Electric Co. Ltd.	51,696
16,000	Kyodo Printing Co. Ltd.	61,686
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	48,358
14,000	Kyudenko Corp.	76,567
18,000	Maeda Corp	79,916
14,000	Maeda Road Construction Co. Ltd.	101,967
2,200	Maezawa Kasei Industries Co. Ltd.	33,755
18,000	Makino Milling Machine Co. Ltd.	182,127
7,000	Maruyama Manufacturing Co, Inc.	16,730
11,000	Maruzen Showa Unyu Co. Ltd.	39,243
8,000	Max Co. Ltd.	116,883
41,000	Meidensha Corp.	141,977
33,000	Mitsubishi Cable Industries Ltd.	47,782
6,000	Mitsubishi Pencil Co. Ltd.	65,629
16,000	Mitsuboshi Belting Co. Ltd.	97,135
25,000	Mitsui-Soko Co. Ltd.	121,680
6,000	Mitsumura Printing Co. Ltd.	29,517
6,100	Miura Co. Ltd.	138,074
8,000	Morita Corp.	54,499
2,100	Moshi Moshi Hotline, Inc.	75,651
18,000	Nabtesco Corp.	205,992
33,000	Nachi-Fujikoshi Corp.	164,360
5,300	NEC Networks & System Integration Corp.	60,099
21,000	Nichias Corp.	147,272
2,900	Nichiha Corp.	50,844
14,000	Nippo Corp.	115,522
21,000	Nippon Carbon Co. Ltd.	67,225
8,000	Nippon Densetsu Kogyo Co. Ltd.	49,614
10,000	Nippon Denwa Shisetsu Co. Ltd.	33,669
3,400	Nippon Kanzai Co. Ltd.	72,659
13,000	Nippon Koei Co. Ltd.	35,039
10,000	Nippon Konpo Unyu Soko Co. Ltd.	133,717
247	Nippon Parking Development Co. Ltd.	44,404
18,000	Nippon Road Co. Ltd. (The)	40,979
29,000	Nippon Sharyo Ltd.	70,321
14,000	Nippon Signal Co. Ltd.	123,581
16,000	Nippon Thompson Co. Ltd.	177,103
7,000	Nippon Yusoki Co. Ltd.	38,955
16,000	Nishimatsu Construction Co Ltd	57,081
6,800	Nissei Corp.	83,039
8,000	Nissha Printing Co. Ltd.	300,057
17,000	Nissin Corp.	64,059
13,000	Nissin Electric Co. Ltd.	52,728
5,000	Nitta Corp.	92,023
55,000	Nitto Boseki Co. Ltd.	143,923
7,900	Nitto Kogyo Corp.	144,708
4,400	Nitto Kohki Co. Ltd.	102,857
6,000	Nitto Seiko Co. Ltd.	41,764
10,000	Nomura Co. Ltd.	51,725
9,000	Noritz Corp.	153,631
3,360	Oiles Corp.	70,339
7,000	Okamoto Machine Tool Works Ltd.	39,627
17,000	Okamura Corp.	160,147
28,000	OKUMA Corp.	281,600
4,000	Onoken Co. Ltd.	51,742
10,000	Organo Corp.	83,998
4,600	Oyo Corp.	49,633
3,400	Patlite Corp.	33,127
103,000	Penta-Ocean Construction Co. Ltd. (b)	132,069
9,500	Raito Kogyo Co. Ltd.	31,820
10,000	Rasa Industries Ltd.	34,716
28,000	Ryobi Ltd.	188,303
6,000	Sanix, Inc. (b)	12,247
15,000	Sanki Engineering Co. Ltd.	94,989

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
60,000	Sankyo-Tateyama Holdings, Inc.	120,895
36,000	Sankyu, Inc.	184,012
9,000	Sanyo Denki Co. Ltd.	59,348
18,000	Sasebo Heavy Industries Co. Ltd. (b)	48,201
5,300	Sato Corp.	116,268
3,000	Sato Shoji Corp.	28,915
1,600	Secom Joshinetsu Co. Ltd.	32,936
2,500	Secom Techno Service Co. Ltd.	109,032
9,000	Sekisui Jushi Corp.	66,021
16,000	Senko Co. Ltd.	49,963
5,000	Shibaura Mechatronics Corp.	36,809
13,000	Shibusawa Warehouse Co. Ltd. (The)	56,243
5,100	Shibuya Kogyo Co. Ltd.	43,329
5,300	Shima Seiki Manufacturing Ltd.	141,925
9,000	Shin-Keisei Electric Railway Co. Ltd.	32,422
22,000	Shinko Electric Co. Ltd.	78,870
8,000	Shin-Kobe Electric Machinery Co. Ltd.	42,496
20,000	Shinmaywa Industries Ltd.	99,088
27,000	Shinwa Kaiun Kaisha Ltd.	64,765
4,900	Sho-Bond Corp.	35,603
5,000	Showa Aircraft Industry Co. Ltd.	67,731
12,000	Sintokogio Ltd.	160,565
8,000	Sodick Co. Ltd.	81,364
28,000	Sumitomo Coal Mining Co. Ltd. (b)	42,741
9,200	Sumitomo Mitsui Construction Co. Ltd. (b)	22,630
7,000	Sumitomo Precision Products Co. Ltd.	38,772
31,000	SWCC Showa Holdings Co. Ltd.	42,453
23,000	Tadano Ltd.	187,980
8,000	Taihei Dengyo Kaisha Ltd.	52,684
14,000	Taihei Kogyo Co. Ltd.	33,338
3,800	Taiho Kogyo Co. Ltd.	46,040
7,000	Taikisha Ltd.	81,818
2,700	Takano Co. Ltd.	47,573
23,000	Takara Standard Co. Ltd.	135,217
16,000	Takasago Thermal Engineering Co. Ltd.	123,512
3,000	Takigami Steel Construction Co. Ltd. (The)	19,887
16,000	Takuma Co. Ltd.	93,366
13,000	TCM Corp.	41,048
29,000	Tekken Corp.	49,326
35,000	Toa Corp.	43,962
25,000	Tobishima Corp. (b)	18,972
3,000	Tocalo Co. Ltd.	81,905
21,000	Toenec Corp.	87,740
6,000	Tokyo Energy & Systems, Inc.	59,348
14,000	Tokyo Kikai Seisakusho Ltd.	45,671
9,000	Tokyo Leasing Co. Ltd.	112,181
12,000	Toli Corp.	39,356
17,000	Tonami Transportation Co. Ltd.	48,934
5,000	Torishima Pump Manufacturing Co. Ltd.	39,775
62,000	Tori Holdings Co. Ltd.	29,744
17,000	Toshiba Plant Systems & Services Corp.	81,111
11,000	Tosho Printing Co. Ltd.	44,328
7,000	Totetsu Kogyo Co. Ltd.	43,962
36,000	Toyo Construction Co. Ltd. (b)	30,459
7,000	Toyo Electric Manufacturing Co. Ltd.	36,452
13,000	Toyo Engineering Corp.	58,398
4,000	Toyo Machinery & Metal Co. Ltd.	33,460
4,800	Trusco Nakayama Corp.	96,716
8,500	Tsubaki Nakashima Co. Ltd.	143,613
37,000	Tsubakimoto Chain Co.	218,169
18,000	Tsugami Corp.	116,499
10,000	Tsukishima Kikai Co. Ltd.	127,088
5,000	Tsurumi Manufacturing Co. Ltd.	53,208
9,000	Uchida Yoko Co. Ltd.	53,932
4,000	UFJ Central Leasing Co. Ltd.	200,619
2,500	Union Tool Co.	130,839
14,800	Venture Link Co. Ltd. (b)	38,212
23,000	Wakachiku Construction Co. Ltd.	35,710
7,000	Yahagi Construction Co. Ltd.	27,781
10,000	Yamazen Corp.	53,382
5,000	Yasuda Warehouse Co. Ltd. (The)	48,759
7,000	Yondenko Corp.	37,245
31,000	Yuasa Trading Co. Ltd. (b)	55,973
15,000	Yurtec Corp.	77,718
2,400	Yushin Precision Equipment Co. Ltd.	48,777

		16,385,873

Information Technology - 1.2%
2,600	Aiphone Co. Ltd.	41,389
11,900	Allied Telesis Holdings K.K. (b)	19,203

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,900	Alpha Systems, Inc.	54,359
24,000	Anritsu Corp.	126,233
2,100	AOI Electronic Co. Ltd.	47,076
2,700	Arisawa Manufacturing Co. Ltd.	40,413
3,600	CAC Corp.	38,027
5,000	Canon Electronics, Inc.	166,601
7,000	Canon Finetech, Inc.	127,001
9,800	Capcom Co. Ltd.	116,682
7,000	CMK Corp.	72,415
2,500	Daiwabo Information System Co. Ltd.	35,893
17,000	Denki Kogyo Co. Ltd.	142,501
6,400	Dodwell BMS Ltd.	41,645
1,700	DTS Corp.	61,389
400	eAccess Ltd.	248,768
2,700	Eizo Nanao Corp.	74,657
4,300	Enplas Corp.	71,601
8,000	Epson Toyocom Corp. (b)	53,871
4,000	ESPEC Corp.	54,673
22,000	FDK Corp. (b)	32,047
4,800	Fujitsu Access Ltd. (b)	23,572
4,000	Fujitsu Devices, Inc.	55,790
3,700	Fujitsu Frontech Ltd.	28,368
4,500	GMO internet, Inc.	49,850
2,900	Hakuto Co. Ltd.	40,194
5,700	Hitachi Information Systems Ltd.	126,783
13,000	Hitachi Kokusai Electric, Inc.	146,504
5,400	Hitachi Software Engineering Co. Ltd.	96,088
4,000	Hitachi Systems & Services Ltd.	87,226
12,000	Hokuriku Electric Industry Co. Ltd.	41,031
6,000	Horiba Ltd.	181,081
15,700	Hosiden Corp.	155,980
1,900	Icom, Inc.	52,205
9,500	Ines Corp. (b)	64,883
3,000	Information Services International-Dentsu Ltd.	33,024
6,000	Intec, Inc.	82,114
1,451	Invoice, Inc.	48,727
21,000	Iwatsu Electric Co. Ltd. (b)	38,467
4,500	Japan Digital Laboratory Co. Ltd.	66,335
21,000	Japan Radio Co. Ltd. (b)	54,036
4,900	JBCC Holdings, Inc.	41,159
4,800	Kaga Electronics Co. Ltd.	95,041
7,300	Koa Corp.	97,422
7,300	Koei Co. Ltd.	124,548
5,300	Komatsu Electronic Metals Co. Ltd.	153,482
9,000	Kyoden Co. Ltd.	41,528
2,500	Macnica, Inc.	69,999
4,900	Marubun Corp.	60,692
1,900	Maruwa Co Ltd.	44,664
3,500	Megachips Corp.	57,242
800	Mimasu Semiconductor Industry Co. Ltd.	13,112
4,000	Mitsui High-Tec, Inc.	43,962
16,700	Mitsumi Electric Co. Ltd.	198,253
6,500	NEC Fielding Ltd.	77,108
2,600	NEC Mobiling Ltd.	46,151
12,000	NEC Tokin Corp.	67,722
93	NET One Systems Co. Ltd.	143,582
22	Netmarks, Inc.	20,341
5,000	New Japan Radio Co. Ltd.	33,189
7,900	Nichicon Corp.	100,606
3,900	Nihon Dempa Kogyo Co. Ltd.	129,269
6,000	Nihon Inter Electronics Corp.	44,276
3,000	Nippon Ceramic Co. Ltd.	36,582
27,000	Nippon Chemi-Con Corp.	181,578
143	NIWS Co. HQ Ltd.	100,535
7,000	Nohmi Bosai Ltd.	50,434
5,300	NSD Co. Ltd.	183,532
5,000	Origin Electric Co. Ltd.	28,130
6,000	Osaki Electric Co. Ltd.	59,819
5,000	Ricoh Elemex Corp.	50,155
2,200	Roland DG Corp.	59,680
7,000	Ryoden Trading Co. Ltd.	55,685
7,200	Ryosan Co. Ltd.	189,664
6,700	Ryoyo Electro Corp.	91,168
6,000	Sanshin Electronics Co. Ltd.	68,455
3,000	Satori Electric Co. Ltd.	42,523
13,000	Shindengen Electric Manufacturing Co. Ltd.	69,624
3,800	Shinkawa Ltd.	92,643
4,000	Shinko Shoji Co. Ltd.	50,172
9,000	SMK Corp.	58,171
2,500	Software Research Associates, Inc.	37,747

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,100	Sorun Corp.	37,765
11,000	Star Micronics Co. Ltd.	203,890
3,300	Sumida Corp.	68,939
2,700	Sumisho Computer Systems Corp.	50,281
6,000	Suntelephone Co. Ltd.	45,794
5,000	Tachibana Eletech Co. Ltd.	52,205
12,000	Tamura Corp.	46,055
11,000	Tamura Taiko Holdings, Inc.	45,671
27,000	Teac Corp. (b)	31,323
8,000	Teikoku Tsushin Kogyo Co. Ltd.	40,124
5,600	TKC Corp.	108,439
17,000	Toko, Inc.	55,755
15	Tokyo Electron Device Ltd.	34,280
1,600	Tomen Electronics Corp.	31,680
23,000	Toshiba Ceramics Co. Ltd.	92,084
7,200	TOYO Corp.	95,774
4,600	Trans Cosmos, Inc.	96,097
13,000	Uniden Corp.	136,186
3,100	Yamaichi Electronics Co. Ltd.	32,989
3,700	Yokowo Co. Ltd.	39,438
4,200	Zuken, Inc.	41,324

		7,734,440

Insurance - 0.0%#
29,000	Nisshin Fire & Marine Insurance Co. Ltd. (The)	140,896

Materials - 1.0%
22,000	Achilles Corp.	37,420
6,000	ADEKA Corp.	68,402
12,000	Asahi Organic Chemicals Industry Co. Ltd.	45,637
14,000	Chuetsu Pulp & Paper Co. Ltd.	31,506
8,000	Chugoku Marine Paints Ltd.	40,473
23,000	Dai Nippon Toryo Co. Ltd.	35,108
23,000	Daiken Corp.	83,257
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	82,760
13,000	Daiso Co. Ltd.	38,327
2,900	FP Corp.	99,664
5,000	Fujikura Kasei Co. Ltd.	40,865
27,000	Godo Steel Ltd.	149,078
8,000	Gun-Ei Chemical Industry Co. Ltd.	23,725
12,000	Hodogaya Chemical Co. Ltd.	41,973
28,000	Hokuetsu Paper Mills Ltd.	192,943
4,000	Ise Chemical Corp.	44,311
56,000	Ishihara Sangyo Kaisha Ltd. (b)	75,224
5,200	JSP Corp.	49,394
9,000	Koatsu Gas Kogyo Co. Ltd.	54,717
14,000	Krosaki Harima Corp.	51,655
34,000	Kureha Corp.	154,215
17,000	Kurimoto Ltd.	48,489
2,800	MEC Co. Ltd.	36,122
69,000	Mitsubishi Paper Mills Ltd. (b)	136,622
39,000	Mitsubishi Plastics, Inc.	117,702
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	88,866
30,000	Mitsui Mining Co. Ltd. (b)	55,214
21,000	Nakayama Steel Works Ltd.	78,582
5,000	Neturen Co. Ltd.	60,229
9,000	Nichia Steel Works Ltd.	37,132
10,000	Nifco, Inc.	194,513
10,000	Nihon Nohyaku Co. Ltd.	37,856
11,000	Nihon Parkerizing Co. Ltd.	161,865
15,000	Nihon Yamamura Glass Co. Ltd.	43,438
16,000	Nippon Chemical Industrial Co. Ltd.	46,334
13,000	Nippon Denko Co. Ltd.	36,853
15,000	Nippon Kasei Chemical Co. Ltd. (b)	26,953
30,000	Nippon Metal Industry Co. Ltd.	66,466
31,000	Nippon Soda Co. Ltd. (b)	137,093
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	62,018
11,000	Nippon Valqua Industries Ltd.	38,955
20,000	Nippon Yakin Kogyo Co. Ltd.	80,248
10,000	Nittetsu Mining Co. Ltd.	71,525
34,000	NOF Corp.	199,590
13,000	Okamoto Industries, Inc.	50,233
7,000	Okura Industrial Co. Ltd.	36,635
5,500	Osaka Steel Co. Ltd.	96,428
34,000	Pacific Metals Co. Ltd.	247,337
9,000	Riken Technos Corp.	36,975
119,000	S Science Co. Ltd.	40,481
23,000	Sakai Chemical Industry Co. Ltd.	116,159
11,000	Sakata INX Corp.	56,705
20,000	Sanyo Chemical Industries Ltd.	147,760

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
31,000	Sanyo Special Steel Co. Ltd.	243,360
19,000	Sekisui Plastics Co. Ltd.	62,811
12,000	Shin-Etsu Polymer Co. Ltd.	188,512
10,000	Shinagawa Refractories Co. Ltd.	35,850
5,000	ST Corp.	70,653
2,000	Stella Chemifa Corp.	80,771
65,000	Sumitomo Light Metal Industries Ltd.	136,072
16,000	Takasago International Corp.	77,456
11,000	Takiron Co. Ltd.	45,288
44,000	Toagosei Co. Ltd.	170,788
24,000	Toho Tenax Co. Ltd. (b)	152,401
23,000	Toho Zinc Co. Ltd.	166,715
35,000	Tokai Carbon Co. Ltd.	195,080
8,000	Tokushu Paper Manufacturing Co. Ltd.	40,054
21,000	Tokyo Rope Manufacturing Co. Ltd.	44,694
15,000	Tomoku Co. Ltd.	35,196
38,000	Topy Industries Ltd.	148,162
13,000	Toyo Kohan Co. Ltd.	49,099
15,000	Ube Material Industries Ltd.	41,607
7,000	Wood One Co. Ltd.	49,945
9,000	Yamato Kogyo Co. Ltd.	195,865
8,000	Yodogawa Steel Works Ltd.	43,264
3,000	Yushiro Chemical Industry Co. Ltd.	63,588

		6,469,263

Real Estate - 0.2%
13,000	Daibiru Corp.	122,805
21,000	Daiwa Kosho Lease Co. Ltd. (c)	136,465
8,000	Keihanshin Real Estate Co. Ltd.	53,801
4,800	Meiwa Estate Co. Ltd.	70,548
1,300	Nisshin Fudosan Co. Ltd.	18,528
9,000	Sankei Building Co. Ltd. (The)	60,055
1,400	Suruga Corp.	95,251
2,200	Tachihi Enterprise Co. Ltd.	92,110
16,400	TOC Co. Ltd.	84,543
9,000	Toho Real Estate Co. Ltd.	52,990
11,000	Tokyo Rakutenchi Co. Ltd.	52,388
2,300	Tokyu Community Corp.	62,393
1,300	Tokyu Livable, Inc.	86,406
16,000	Towa Real Estate Development Co. Ltd. (b)	72,991
9,000	Yuraku Real Estate Co. Ltd.	44,433

		1,105,707

Telecommunication Services - 0.0%#
36	JSAT Corp.	94,832

Utilities - 0.1%
2,600	Okinawa Electric Power Co., Inc. (The)	148,545
65,000	Saibu Gas Co. Ltd.	149,112
10,000	Shizuoka Gas Co. Ltd.	76,410
13,000	Tokai Corp.	57,604

		431,671

		59,520,489

LUXEMBOURG - 0.0%#
Telecommunication Services - 0.0%#
55,637	COLT Telecom Group SA (b)	127,055

		127,055

MALAYSIA - 0.7%
Banks - 0.0%#
266,200	Affin Holdings Berhad	123,729
305,000	Malaysian Industrial Dev Finance	83,390

		207,119

Consumer Discrectionary - 0.1%
44,800	Aeon Co. (M) Berhad	69,818
45,800	Amway (Malaysia) Holding Berhad	80,142
301,700	DRB-Hicom Berhad	117,133
67,600	Edaran Otomobil Nasional Berhad	38,259
23,000	KFC Holdings Malaysia Berhad	29,556
131,400	Lion Diversified Holdings Berhad	150,890
80,600	Oriental Holdings Berhad	85,062
210,800	TAN Chong Motor Holdings Berhad	80,689

		651,549

Consumer Staples - 0.1%
193,400	Asiatic Development Berhad	182,957

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
114,600	Carlsberg Brewery Malaysia Berhad	154,784
76,900	Guinness Anchor Berhad	115,639
58,700	Kulim Malaysia Berhad	63,876
58,300	United Plantations Berhad	125,128

		642,384

Diversified Financials - 0.1%
450,000	Mulpha International Berhad (b)	151,333
100,000	OSK Holdings Berhad	35,270
508,200	TA Enterprise Berhad	93,095

		279,698

Energy - 0.0%#
33,000	KNM Group Berhad	63,158
260,900	Scomi Group Berhad	72,760

		135,918

Health Care - 0.0%#
43,200	Top Glove Corp. Berhad	107,483

Industrials - 0.2%
185,600	Boustead Holdings Berhad	92,863
51,500	Hong Leong Industries Berhad	54,633
30,500	Hume Industries-Malaysia Berhad	24,350
168,000	Lingkaran Trans Kota Holdings Berhad	125,397
135,100	Malayasian Bulk Carriers Berhad	80,894
362,200	MTD Infraperdana Berhad	100,020
58,700	NCB Holdings Berhad	40,444
212,500	POS Malaysia & Services Holdings Berhad	259,125
143,700	Ranhill Berhad	46,361
356,700	Road Builder (M) Holdings Berhad	217,482
79,200	Tronoh Consolidated (M) Berhad	82,719
359,000	UEM World Berhad	165,881
84,000	Wah Seong Corp Berhad	52,823

		1,342,992

Information Technology - 0.0%#
99,300	Uchi Technologies Berhad	89,051

Insurance - 0.0%#
46,000	MNRB Holdings Berhad	55,087
48,600	Pacificmas Berhad	81,720

		136,807

Materials - 0.1%
29,400	Batu Kawan Berherd	66,316
129,300	Lafarge Malayan Cement Berhad	26,160
42,800	Malaysian Oxygen Berhad	143,934
43,000	Ta Ann Holdings Berhad	76,418

		312,828

Real Estate - 0.1%
194,400	Bandar Raya Developments Berhad	61,655
577,200	IGB Corp. Berhad	206,735
223,000	Island & Peninsular Berhad	79,262
275,000	KLCC Property Holdings Berhad	161,654
199,600	MK Land Holdings Berhad	33,835
59,800	Sunway City Berhad	24,852

		567,993

Telecommunication Services - 0.0%#
337,800	Time dotCom Berhad (b)	67,883

Utilities - 0.0%#
124,100	Puncak Niaga Holding Berhad	89,237
115,200	Sarawak Enterprise Corp.	38,741

		127,978

		4,669,683

MEXICO - 0.9%
Consumer Discrectionary - 0.3%
96,600	Consorcio ARA SA de CV	440,379
107,708	Corp. Interamericana de Entretenimiento SA (b)	172,942
244,000	Corp. GEO SA de CV (b)	964,981
784,800	TV Azteca SA de CV	522,663

		2,100,965

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Consumer Staples - 0.3%
184,000	Controladora Comercial Mexicana SA de CV	360,908
241,200	Embotelladoras Arca SA de CV	649,141
76,900	Gruma SA de CV	231,516
88,800	Grupo Continental SA	156,354
57,500	Grupo Industrial Maseca SA de CV - Class B	36,143
79,600	Organizacion Soriana SA de CV - Class B	363,097

		1,797,159

Industrials - 0.2%
160,250	Empresas ICA Sociedad Controladora SA de CV (b)	507,157
163,500	Grupo Aeroportuario del Sureste SA de CV	556,075

		1,063,232

Materials - 0.1%
120,492	Grupo Cementos de Chihuahua SA de CV	420,245
138,400	Industrias CH SA - Series B (b)	405,304
99,800	Vitro SA de CV (b)	93,779

		919,328

Telecommunication Services - 0.0%#
14,600	Grupo Iuscaell SA de CV (b)	53,279

		5,933,963

NETHERLANDS - 1.2%
Consumer Discrectionary - 0.1%
936	Accell Group	29,532
2,250	Beter Bed Holding NV	48,947
903	Gamma Holding NV	48,447
5,700	Jetix Europe NV (b)	132,153
2,805	Macintosh Retail Group NV	97,819
3,758	Telegraaf Media Groep NV	102,154
2,140	Ten Cate NV	60,413
2,752	Wegener NV	39,162

		558,627

Consumer Staples - 0.1%
1,040	Grolsch NV	38,526
11,965	Laurus NV (b)	38,210
5,819	Nutreco Holding NV	361,848
3,358	Sligro Food Group NV	190,883

		629,467

Diversified Financials - 0.0%#
1,128	KAS Bank NV	29,467
5,529	Van der Moolen Holding NV	38,139

		67,606

Health Care - 0.2%
7,501	Crucell NV (b)	149,572
3,084	Crucell NV ADR (b)	60,999
3,396	OPG Groep NV	316,244
14,105	Pharming Group NV (b)	68,648
29,050	Qiagen NV (b)	441,591

		1,037,054

Industrials - 0.6%
5,324	Aalberts Industries NV	384,590
1,946	Arcadis NV	90,459
5,006	Boskalis Westminster	317,815
4,451	Brunel International	138,163
29,395	Buhrmann NV	405,531
3,048	Draka Holding (b)	55,288
1,590	Eriks Group NV	85,102
656	Grontmij	56,102
152,816	Hagemeyer NV (b)	739,835
4,045	Heijmans NV	206,683
5,425	Imtech NV	267,910
12,400	Koninklijke BAM Groep NV	252,644
6,156	Koninklijke Vopak NV	226,710
706	Smit Internationale NV	48,970
8,090	Stork NV	386,498
4,555	Univar NV	218,021
4,578	USG People NV	320,759

		4,201,080

Information Technology - 0.2%
11,552	ASM International NV (b)	179,587

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
3,556	Exact Holding NV	103,568
26,383	Getronics NV	268,602
18,340	OCE NV	296,124
3,476	Ordina NV	75,795
642	TKH Group NV	37,806
960	Unit 4 Agresso NV (b)	18,861

		980,343

		7,474,177

NEW ZEALAND - 0.1%
Consumer Discrectionary - 0.0%#
29,000	Fisher & Paykel Appliances Holdings Ltd.	83,821
34,146	Warehouse Group Ltd.	99,960

		183,781

Consumer Staples - 0.0%#
15,128	Sanford Ltd.	46,622

Energy - 0.1%
47,940	New Zealand Refining Co. Ltd. (The)	202,813

Health Care - 0.0%#
15,246	Ryman Healthcare Ltd.	82,389

Industrials - 0.0%#
14,718	Infratil Ltd.	39,723
23,220	Port of Tauranga Ltd.	74,141

		113,864

Insurance - 0.0%#
49,390	Tower Ltd. (b)	104,016

Materials - 0.0%#
16,332	Nuplex Industries Ltd.	65,563
16,969	Steel & Tube Holdings Ltd.	48,732
16,541	Tenon Ltd. (b)	34,733

		149,028

		882,513

NORWAY - 0.5%
Banks - 0.0%#
7,000	Sparebanken Midt-Norge	81,038

Consumer Discrectionary - 0.0%#
300	Ekornes ASA	5,752
4,000	Expert ASA	45,820

		51,572

Consumer Staples - 0.0%#
4,300	Leroy Seafood Group ASA	87,684
5,000	Rieber & Son ASA	39,402

		127,086

Diversified Financials - 0.0%#
31,000	Acta Holding ASA	113,332
7,600	Aktiv Kapital ASA	119,782

		233,114

Energy - 0.3%
4,600	Bonheur A/S	151,726
136,848	DET Norske Oljeselskap (b)	264,602
5,000	DOF ASA	45,901
3,400	Farstad Shipping A/S	68,503
6,500	Ganger Rolf A/S	194,329
37,000	Ocean RIG ASA (b)	236,867
4,000	ProSafe ASA	237,225
9,500	Sinvest ASA (b)	167,479
3,800	Solstad Offshore ASA	74,092
20,800	TGS Nopec Geophysical Co. ASA (b)	368,381

		1,809,105

Industrials - 0.1%
1,500	Kongsberg Gruppen ASA	33,634
3,050	Odfjell ASA - Class A	47,079
24,200	Tomra Systems ASA	167,507
3,000	Veidekke ASA	98,221
1,600	Wilh Wilhelmsen ASA - Class A	53,944

		400,385

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Information Technology - 0.1%
13,800	EDB Business Partner ASA	107,629
5,000	Eltek ASA (b)	57,072
34,000	Fast Search & Transfer ASA (b)	112,698
4,400	Tandberg ASA	41,108
13,600	Tandberg Television ASA (b)	191,697

		510,204

		3,212,504

PHILLIPINES - 0.1%
Banks - 0.0%#
66,200	Philippine National Bank (b)	45,012

Consumer Discrectionary - 0.0%#
155,000	Jollibee Foods Corp.	100,874

Consumer Staples - 0.0%#
273,815	Universal Robina Corp.	101,068

Energy - 0.0%#
1,228,000	Petron Corp.	106,160

Industrials - 0.1%
635,000	Aboitiz Equity Ventures, Inc.	65,381
513,000	International Container Term Services, Inc.	144,507

		209,888

Materials - 0.0%#
523,000	Philex Mining Corp.	43,181

Real Estate - 0.0%#
1,727,500	Filinvest Land, Inc. (b)	48,326
3,645,000	Megaworld Corp.	104,800

		153,126

Utilities - 0.0%#
160,700	First Philippine Holdings Corp.	143,608

		902,917

POLAND - 0.4%
Consumer Discrectionary - 0.1%
4,164	Debica	83,642
350	LPP SA (b)	71,438
18,538	Orbis SA	300,899
2,213	Polimex Mostostal Siedlce SA (b)	80,301

		536,280

Consumer Staples - 0.0%#
2,268	Zaklady Tluszczowe Kruszwica	42,691

Health Care - 0.0%#
6,186	Farmacol SA (b)	84,775
3,298	Polska Grupa Farmaceutyczna SA	69,772

		154,547

Industrials - 0.1%
7,041	Budimex SA (b)	150,556
10,615	Cersanit Krasnystaw SA (b)	100,421
5,258	Fabryka Kotlow Rafako SA (b)	52,468

		303,445

Information Technology - 0.1%
2,288	Computerland Poland SA	71,903
7,087	Prokom Software SA	342,112
5,329	Softbank SA	74,067

		488,082

Materials - 0.1%
5,139	Grupa Kety SA	244,746
1,818	Impexmetal SA (b)	84,816
933	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	84,939

		414,501

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Real Estate - 0.0%#
2,800	Echo Investment SA (b)	272,144

Telecommunication Services - 0.0%#
90,939	Netia SA	123,743

		2,335,433

PORTUGAL - 0.1%
Banks - 0.0%#
15,690	Finibanco Holding SGPS SA	49,304

Consumer Discrectionary - 0.0%#
4,016	Impresa SGPS (b)	22,162

Consumer Staples - 0.0%#
6,200	Jeronimo Martins	105,255

Industrials - 0.0%#
19,947	Mota Engil SGPS SA	110,839
37,560	Teixeira Duarte - Engenharia Construcoes SA	64,772

		175,611

Materials - 0.1%
3,088	Gescartao SGPS SA (b)	67,058
13,909	Semapa-Sociedade de Investimento e Gestao	139,118
14,400	Sonae Industria SGPS SA (b)	114,046

		320,222

Telecommunication Services - 0.0%#
19,600	SONAECOM - SGPS SA (b)	115,921

		788,475

SINGAPORE - 0.4%
Consumer Discrectionary - 0.1%
46,000	Hotel Properties Ltd.	53,609
85,000	Metro Holdings Ltd.	41,185
69,600	Osim International Ltd.	74,941
71,000	Raffles Education Corp. Ltd.	107,927
143,000	Raffles Holdings Ltd.	63,401
11,000	Robinson & Co. Ltd.	36,229

		377,292

Consumer Staples - 0.0%#
11,000	Cerebos Pacific Ltd.	20,762
61,000	Singapore Food Industries Ltd.	35,352

		56,114

Diversified Financials - 0.0%#
35,000	Hong Leong Finance Ltd.	71,824
63,000	Kim Eng Holdings Ltd.	53,070
94,000	UOB-Kay Hian Holdings Ltd.	69,063

		193,957

Energy - 0.0%#
257,000	K1 Ventures Ltd. (b)	58,600

Health Care - 0.0%#
125,000	Parkway Holdings Ltd.	202,679

Industrials - 0.1%
177,000	Chuan Hup Holdings Ltd.	36,435
27,000	Goodpack Ltd. (b)	29,927
99,000	Hi-P International Ltd.	52,044
63,000	Hong Leong Asia Ltd.	61,051
56,000	Hwa Hong Corp. Ltd.	19,508
27,000	Hyflux Ltd.	35,570
73,000	Jaya Holdings Ltd.	62,881
97,000	Labroy Marine Ltd.	90,927
43,000	SBS Transit Ltd.	59,645
59,000	Straits Trading Co. Ltd.	107,623
18,000	United Engineers Ltd.	20,635

		576,246

Information Technology - 0.1%
15,550	Creative Technology Ltd.	84,208
35,000	Datacraft Asia Ltd. (b)	36,750

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
105,000	GES International Ltd.	80,470
28,000	IDT Holdings Singapore Ltd.	14,631
71,500	Jurong Technologies Industrial Corp. Ltd.	51,173
47,500	Unisteel Technology Ltd.	59,870
212,000	United Test and Assembly Center Ltd. (b)	92,650
20,000	WBL Corp. Ltd.	63,084

		482,836

Materials - 0.0%#
32,000	NatSteel Ltd.	26,754

Real Estate - 0.1%
137,000	Allgreen Properties Ltd.	109,333
248,000	Ascott Group Ltd. (The)	168,072
49,000	Guocoland Ltd.	71,381
124,000	United Industrial Corp. Ltd.	112,310
72,000	Wheelock Properties Ltd.	67,036

		528,132

		2,502,610

SOUTH AFRICA - 1.0%
Consumer Discrectionary - 0.3%
72,947	Caxton and CTP Publishers and Printers Ltd.	168,088
9,135	City Lodge Hotels Ltd.	65,516
30,890	Ellerine Holdings Ltd.	293,610
9,724	Foschini Ltd.	62,178
35,515	Gold Reef Resorts Ltd.	76,209
26,384	Johnnic Communications Ltd.	231,782
25,000	Mr Price Group Ltd.	66,067
9,200	New Clicks Holdings Ltd.	12,613
43,986	Primedia Ltd. - Class N (b)	98,187
27,377	Sun International Ltd.	358,353
58,372	Super Group Ltd. (b)	94,152
3,000	Tiger Wheels Ltd.	9,933
22,078	Truworths International Ltd.	71,540

		1,608,228

Consumer Staples - 0.2%
19,645	Afgri Ltd.	17,682
10,760	Astral Foods Ltd.	123,194
89,783	AVI Ltd.	191,366
15,200	Distell Group Ltd.	83,161
107,421	Illovo Sugar Ltd.	301,671
25,210	Rainbow Chicken Ltd.	35,036
93,876	Shoprite Holdings Ltd.	328,526
13,781	Tongaat-Hulett Group Ltd. (The)	196,483

		1,277,119

Diversified Financials - 0.0%#
82,076	Alexander Forbes Ltd. (b)	174,230

Health Care - 0.0%#
56,665	Medi-Clinic Corp. Ltd.	153,420

Industrials - 0.1%
124,929	Aveng Ltd.	388,621
6,600	Delta Electrical Industries	19,485
76,830	Grindrod Ltd.	133,772
47,992	Murray & Roberts Holdings Ltd.	174,241
24,146	Trencor Ltd.	99,071
9,523	Wilson Bayly Holmes-Ovcon Ltd.	74,745

		889,935

Information Technology - 0.1%
26,710	DataTec Ltd.	91,627
47,770	Reunert Ltd.	457,151

		548,778

Insurance - 0.1%
184,193	Metropolitan Holdings Ltd.	315,667
20,174	Santam Ltd.	203,376

		519,043

Materials - 0.2%
32,497	Aeci Ltd.	259,182
43,741	African Oxygen Ltd.	188,666
23,957	African Rainbow Minerals Ltd. (b)	176,649
2,787	Ceramic Industries Ltd.	50,372

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,521	Highveld Steel and Vanadium Corp. Ltd.	41,344
37,047	Iliad Africa Ltd.	58,155
50,815	Northam Platinum Ltd.	292,726
15,828	Western Areas Ltd. (b)	100,297

		1,167,391

Telecommunication Services - 0.0%#
21,133	Allied Technologies Ltd.	158,870

		6,497,014

SOUTH KOREA - 1.1%
Banks - 0.1%
17,260	Daegu Bank	311,699
14,880	Pusan Bank	195,503

		507,202

Consumer Discrectionary - 0.2%
460	Cheil Communications, Inc.	92,462
6,300	Cheil Industries, Inc.	231,501
1,000	Daekyo Co. Ltd.	69,095
2,900	Daewoo Motor Sales Corp.	58,899
8,870	Halla Climate Control	83,110
5,940	Hotel Shilla Co. Ltd.	99,187
15,220	Hyundai Autonet Co. Ltd. (b)	154,080
1,660	Hyundai Department Store Co. Ltd.	120,607
2,220	Korea Kumho Petrochemical	54,384
6,810	Lotte Midopa Co. Ltd. (b)	120,487
4,200	SKC Co. Ltd.	91,457
10,290	Ssangyong Motor Co. (b)	43,521
4,740	Woongjin Coway Co. Ltd.	106,193

		1,324,983

Consumer Staples - 0.1%
1,410	LG Household & Health Care Ltd.	108,791
80	Lotte Chilsung Beverage Co. Ltd.	103,266
100	Lotte Confectionery Co. Ltd.	128,769
90	Namyang Dairy Products Co. Ltd.	65,295
990	Samyang Corp.	49,749

		455,870

Diversified Financials - 0.1%
6,570	Daishin Securities Co. Ltd.	120,711
17,560	Hyundai Securities Co.	198,543
5,490	Korea Investment Holdings Co. Ltd.	206,047
26,950	SK Securities Co. Ltd.	30,753
9,010	Tong Yang Investment Bank (b)	124,510
14,480	Woori Investment & Securities Co. Ltd.	290,297

		970,861

Health Care - 0.1%
2,750	Bukwang Pharmaceutical Co. Ltd.	53,405
602	Dong-A Pharmaceutical Co. Ltd.	35,722
756	Hanmi Pharm Co. Ltd.	75,901
1,050	LG Life Sciences Ltd. (b)	48,642
871	Yuhan Corp.	130,395

		344,065

Industrials - 0.2%
8,200	Doosan Industrial Development Co. Ltd. (b)	66,874
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	148,681
960	Hankuk Glass Industries, Inc.	32,714
790	Hyundai Elevator Co. Ltd.	60,292
1,670	Hyundai Mipo Dockyard	157,000
2,720	Korean Air Lines Co. Ltd.	90,410
3,940	Kumho Industrial Co. Ltd.	60,841
7,280	LG International Corp.	161,575
2,430	LS Cable Ltd.	85,732
2,270	LS Industrial Systems Co. Ltd.	77,948
310	Orion Corp.	77,889
4,080	Samsung Engineering Co. Ltd.	188,580
4,890	Samsung Techwin Co. Ltd.	162,539
5,324	STX Shipbuilding Co. Ltd.	67,442
4,070	Taihan Electric Wire Co. Ltd.	76,270

		1,514,787

Information Technology - 0.0%#
4,980	Daeduck Electronics Co.	44,055
23,330	DongbuElectronics Co. Ltd. (b)	42,987
890	Sindo Ricoh Co. Ltd.	43,978

		131,020

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Insurance - 0.1%
5,780	Dongbu Insurance Co. Ltd.	119,812
8,560	Hyundai Marine & Fire Insurance Co.	109,330
9,149	Korean Reinsurance Co.	105,364
6,640	LIG Non-Life Insurance Co. Ltd.	85,850

		420,356

Materials - 0.2%
1,830	DC Chemical Co. Ltd.	66,671
6,810	Dongkuk Steel Mill Co. Ltd.	106,584
720	Hanil Cement Manufacturing	51,030
4,500	Hansol Paper Co.	50,173
7,080	Hanwha Chem Corp.	65,819
6,070	Hanwha Corp.	158,867
1,800	Honam Petrochemical Corp.	90,735
3,380	Hyosung Corp. (b)	54,139
6,580	Hyundai Hysco	60,620
8,710	Hyundai Steel Co.	298,175
1,320	Korea Zinc Co. Ltd.	117,048
7,730	KP Chemical Corp. (b)	33,989
2,980	LG Petrochemical Co. Ltd.	61,147
3,310	Poongsan Corp.	70,864
2,470	Samsung Fine Chemicals Co. Ltd.	55,079
3,995	Ssangyong Cement Industrial Co. Ltd. (b)	47,261
2,230	Sungshin Cement Co. Ltd.	28,015
70	Taekwang Industrial Co. Ltd.	33,637
1,220	Union Steel	21,713

		1,471,566

Telecommunication Services - 0.0%#
4,400	Dacom Corp.	84,296

Utilities - 0.0%#
480	Samchully Co. Ltd.	47,688

		7,272,694

SPAIN - 0.5%
Banks - 0.0%#
340	Banco de Andalucia SA	41,868
5,600	Banco Guipuzcoano SA	165,960

		207,828

Consumer Discrectionary - 0.0%#
880	Adolfo Dominguez	46,988
71,995	La Seda de Barcelona SA - Class B (b)	148,986
36,109	Telepizza	146,680

		342,654

Consumer Staples - 0.1%
920	Baron de Ley (b)	49,359
4,659	Campofrio Alimentacion SA	78,797
697	Pescanova SA	21,431
5,784	SOS Cuetara SA	88,071
10,207	Viscofan SA	154,375

		392,033

Health Care - 0.1%
6,426	FAES Farma SA	154,239
33,283	Natraceutical SA (b)	52,719
38,050	Zeltia SA (b)	296,492

		503,450

Industrials - 0.1%
8,280	Abengoa SA	194,509
176	Construcciones y Auxiliar de Ferrocarriles SA	24,506
1,615	Electrificaciones del Norte	49,925
8,376	Europistas Concesionaria Espanola SA	54,246
2,017	Mecalux SA	64,426
9,697	Obrascon Huarte Lain SA	182,212
5,465	Prosegur Cia de Seguridad SA	135,431
21,386	Uralita SA	112,279

		817,534

Information Technology - 0.0%#
3,200	Amper SA	33,028

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Insurance - 0.1%
13,470	Grupo Catalana Occidente SA	385,427

Materials - 0.1%
24,192	Ercros SA (b)	18,542
2,930	Grupo Empresarial Ence SA	119,881
1,200	Iberpapel Gestion SA	26,427
1,142	Miquel y Costas	33,552
8,456	Sniace-Soc Nacional Indust (b)	40,074
22,221	Tubacex SA	124,327
1,330	Unipapel SA	33,214
3,665	Vidrala SA	90,263

		486,280

		3,168,234

SWEDEN - 0.9%
Consumer Discrectionary - 0.2%
5,200	Bilia AB - Class A	70,709
4,550	Clas Ohlson AB - Class B	89,964
28,800	JM AB	423,585
17,000	Lindex AB	228,804
7,300	Nobia AB	245,121
5,200	SkiStar AB	73,234
800	TV 4 AB	21,978

		1,153,395

Consumer Staples - 0.0%#
4,250	Axfood AB	127,965

Diversified Financials - 0.1%
9,800	D Carnegie AB	182,890
18,400	OMX AB	288,495

		471,385

Energy - 0.0%#
7,100	Concordia Maritime AB - Class B	45,218

Health Care - 0.2%
4,200	Active Biotech AB (b)	37,588
1,550	Biacore International AB	70,650
22,320	Capio AB (b)	340,666
19,800	Elekta AB - Class B	322,809
7,500	Meda AB - Class A	153,496
10,400	Q-Med AB	129,873

		1,055,082

Industrials - 0.2%
1,600	Bergman & Beving AB - Class B	31,081
4,900	Cardo AB	152,975
10,800	Gunnebo AB	107,145
5,800	Haldex AB	109,851
2,765	Hexagon AB - Class B	93,249
10,200	Intrum Justitia AB	91,993
3,750	Munters AB	128,260
5,000	NCC AB - Class B	115,512
4,800	Nibe Industrier AB - Class B	58,276
13,800	Observer AB (b)	55,912
11,000	Peab AB	173,996
1,300	Sweco AB - Class B	37,158
20,400	Trelleborg AB - Class B	369,388

		1,524,796

Information Technology - 0.1%
5,000	Axis Communications AB	36,249
10,000	Boss Media AB (b)	20,050
65,000	Enea AB (b)	29,943
8,000	HIQ International AB	37,963
39,000	Industrial & Financial Systems - Class B (b)	45,997
8,700	Micronic Laser Systems AB (b)	87,217
9,800	Teleca AB - Class B (b)	43,105
59,000	Telelogic AB (b)	99,874
84,000	WM-data AB - Class B	277,395

		677,793

Materials - 0.0%#
5,500	Hoganas AB - Class B	137,365

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Real Estate - 0.1%
2,600	Catena AB (b)	32,107
23,300	Klovern AB	75,004
27,300	Kungsleden AB	312,507
7,500	Wallenstam Byggnads AB - Class B	105,105

		524,723

		5,717,722

SWITZERLAND - 1.9%
Banks - 0.2%
1,313	Bank Coop AG	83,973
1,025	Banque Cantonale Vaudoise	365,253
1,020	Berner Kantonalbank	171,582
800	Luzerner Kantonalbank (b)	170,330
461	St Galler Kantonalbank	164,462
4,161	Valiant Holding (b)	454,800
20	Zuger Kantonalbank AG	59,161

		1,469,561

Consumer Discrectionary - 0.2%
275	Affichage Holding Genf	40,002
111	AFG Arbonia-Forster Holding AG	36,916
2,250	Charles Voegele Holding AG (b)	157,247
181	Forbo Holding AG (b)	48,392
60	Jelmoli Holding AG	101,418
684	Kuoni Reisen Holding (b)	355,743
390	PubliGroupe SA	129,942
915	Rieter Holding AG	346,504
432	Schweizerhall Holding AG	43,742
424	Tamedia AG	43,070
541	Valora Holding AG	121,780

		1,424,756

Consumer Staples - 0.1%
638	Barry Callebaut AG (b)	282,565
567	Emmi AG	69,115
84	Hiestand Holding AG	89,355

		441,035

Diversified Financials - 0.1%
60	Bank Sarasin & Compagnie AG - Class B	168,071
4	Banque Privee Edmond de Rothschild SA	76,064
300	OZ Holding AG	22,527
966	Swissfirst AG (b)	82,427
162	Swissquote Group Holding SA	39,495
5,401	Vontobel Holding AG	202,557

		591,141

Health Care - 0.2%
5,281	Actelion NV (b)	665,624
176	Bachem Holding AG - Class B	10,727
570	Galenica Holding AG	120,202
250	Medisize Holding AG (b)	16,842
9,000	Phonak Holding AG	568,282
2,779	Tecan Group AG	154,245
1,313	Unilabs (b)	39,159

		1,575,081

Industrials - 0.4%
58	Belimo Holding AG	42,420
1,600	Bobst Group AG	67,092
1,432	Bucher Industries AG	121,026
35	Conzzeta Holding AG	56,885
16	Daetwyler Holding AG	61,241
532	Flughafen Zuerich AG	120,187
641	Georg Fischer AG (b)	289,623
483	Kaba Holding AG - Class B (b)	130,312
200	Komax Holding AG (b)	17,212
333	Orell Fuessli Holding AG	39,239
3,682	Saurer AG (b)	272,286
200	Schweiter Technologies AG	44,533
1,294	SIG Holding AG (b)	287,077
890	Sulzer AG	666,117
38,012	Swisslog Holding AG (b)	41,084
20,015	Von Roll Holding AG (b)	38,060
60	Zehnder Group AG	96,055

		2,390,449

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Information Technology - 0.2%
934	Also Holding AG	48,956
5,613	Ascom Holding AG	56,105
10,619	Kudelski SA	232,133
4,780	Micronas Semiconductor Hold (b)	102,938
124	Phoenix Mecano AG	46,378
2,187	SEZ Holding AG (b)	53,762
5,714	Temenos Group AG (b)	63,151
2,715	Unaxis Holding AG (b)	772,216

		1,375,639

Insurance - 0.2%
6,000	Baloise Holding AG	477,835
28,065	Converium Holding AG	315,875
732	Helvetia Patria Holding	208,200
151	Schweizerische National-Versicherungs-Gesellschaft	82,215

		1,084,125

Materials - 0.2%
1,783	EMS-Chemie Holding AG	209,662
25	Gurit-Heberlein AG	14,099
436	Siegfried Holding AG	59,702
669	Sika AG (b)	770,365

		1,053,828

Real Estate - 0.1%
778	Allreal Holding AG	80,041
216	Intershop Holdings	47,393
7,963	PSP Swiss Property AG (b)	414,797
3,595	Swiss Prime Site AG (b)	183,175
1,324	Zueblin Immobilien Holding AG (b)	12,320

		737,726

Utilities - 0.0%#
396	Energiedienst Holding AG (b)	162,513
117	Romande Energie Holding SA	131,400
120	Sopracenerina (sta Elettrica)	23,892

		317,805

		12,461,146

TAIWAN - 0.9%
Banks - 0.1%
57,000	Bank of Kaohsiung	24,105
243,000	Chinese Bank (The) (b)	18,624
132,000	Cosmos Bank Taiwan (b)	53,606
238,000	Entie Commercial Bank (b)	54,867
109,000	Far Eastern International Bank (b)	40,438
167,000	Hsinchu International Bank	76,489
141,185	King’s Town Bank	40,696
249,000	TA Chong Bank Co. Ltd. (b)	69,644
262,000	Taichung Commercial Bank (b)	51,600
131,000	Union Bank Of Taiwan (b)	32,360

		462,429

Consumer Discrectionary - 0.1%
27,494	Altek Corp. (b)	51,126
44,000	Ambassador Hotel (The)	41,447
17,340	Basso Industry Corp. (b)	24,567
85,050	Far Eastern Department Stores Ltd.	42,720
41,602	Feng TAY Enterprise Co. Ltd.	36,139
24,000	Formosa International Hotels Corp.	60,751
172,640	Formosa Taffeta Co. Ltd.	89,615
26,000	Giant Manufacturing Co. Ltd.	38,742
13,200	Johnson Health Tech Co. Ltd.	76,177
66,149	Kenda Rubber Industrial Co. (b)	28,479
16,238	Merry Electronics Co. Ltd.	52,307
6,000	NAN King Tire Rubber Co. Ltd.	7,695
48,000	Nien Hsing Textile Co. Ltd. (b)	24,623
32,606	Nien Made Enterprises	29,968
37,080	Premier Image Technology Corp.	53,214
99,000	Ruentex Industries Ltd.	48,820
213,000	Sampo Corp. (b)	28,162
90,000	Sanyang Industrial Co. Ltd.	49,466
169,000	Tainan Spinning Co. Ltd. (b)	36,329
58,132	Test-Rite International Co. Ltd.	37,453
31,000	Tong Yang Industry Co. Ltd.	23,948
28,000	Tsann Kuen Enterprise Co. Ltd.	35,566

		917,314

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Consumer Staples - 0.0%#
112,000	Lien Hwa Industrial Corp.	48,562

Diversified Financials - 0.0%#
151,000	Waterland Financial Holdings	46,107

Health Care - 0.0%#
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	52,199

Industrials - 0.1%
247,000	BES Engineering Corp.	32,581
22,000	Cheng Uei Precision Industry Co.	82,626
79,310	Continental Engineering Corp. (b)	45,406
74,740	CTCI Corp.	40,280
118,281	Eastern Media International (b)	38,644
99,000	Evergreen International Storage & Transport Corp.	49,576
94,640	Fu Sheng Industrial Co. Ltd.	85,248
31,900	Pan-International Industrial (b)	36,234
44,000	Phoenixtec Power Co. Ltd.	44,269
53,000	Shihlin Electric & Engineering Corp.	50,006
37,000	Sincere Navigation Corp. (b)	42,705
66,000	Taiwan Navigation Co. Ltd.	42,623
37,740	Taiwan Secom Co. Ltd. (b)	66,146
45,000	Taiwan Sogo Shin Kong SEC	39,366
312,000	Teco Electric and Machinery Co. Ltd.	107,176
71,000	Yungtay Engineering Co. Ltd.	36,747

		839,633

Information Technology - 0.3%
70,000	Accton Technology Corp. (b)	33,664
135,000	Arima Computer Corp. (b)	29,308
45,045	Chicony Electronics Co. Ltd.	41,950
59,000	Chin-Poon Industrial Co.	39,363
343,000	CMC Magnetics Corp. (b)	88,185
111,000	Compeq Manufacturing Co. (b)	46,603
67,760	D-Link Corp.	66,622
22,400	Elite Semiconductor Memory Technology, Inc.	21,100
61,000	Elitegroup Computer Systems (b)	34,458
32,240	Everlight Electronics Co. Ltd.	82,593
94,500	Gigabyte Technology Co. Ltd.	56,844
43,576	Greatek Electronics, Inc.	47,900
33,000	Ichia Technologies, Inc. (b)	42,421
106,910	King Yuan Electronics Co. Ltd.	74,755
234,855	Kinpo Electronics	82,827
399,844	Macronix International (b)	119,037
112,270	Micro-Star International Co. Ltd.	61,534
49,000	Optimax Technology Corp.	41,070
131,000	Opto Technology Corp. (b)	56,200
47,899	Phoenix Precision Technology Corp.	62,744
121,000	Prodisc Technology, Inc. (b)	10,271
113,400	Realtek Semiconductor Corp.	132,271
120,000	Ritek Corp. (b)	26,602
197,000	Silicon Integrated Systems Corp. (b)	90,831
90,726	Sintek Photronic Corp.	17,148
22,012	Springsoft, Inc. (b)	32,766
117,000	Systex Corp.	32,903
39,574	Taiwan Green Point Enterprise Co. Ltd.	87,970
23,093	Transcend Information, Inc.	51,404
100,874	Universal Scientific Industrial Co. Ltd.	32,495
53,000	Walsin Technology Corp. (b)	40,701
106,099	Wistron Corp.	111,121
112,000	Ya Hsin Industrial Co. Ltd.	84,641
26,000	Zyxel Communications Corp	38,345

		1,918,647

Insurance - 0.0%#
92,000	China Life Insurance Co. (b)	42,980
51,700	Taiwan Life Insurance Co. Ltd.	66,381

		109,361

Materials - 0.2%
121,000	Cheng Loong Corp.	37,316
97,000	Chia Hsin Cement Corp. (b)	48,870
217,505	China Manmade Fibers	46,357
30,000	China Metals Products	42,229
171,000	China Petrochemical Development Corp. (b)	37,333
27,316	China Steel Chemical Corp.	38,826
77,000	Chun Yuan Steel	30,095

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
55,000	Chung Hwa Pulp Corp.	26,870
134,200	Eternal Chemical Co. Ltd.	196,690
44,000	Feng Hsin Iron & Steel Co.	39,298
166,400	Goldsun Development & Construction Co. Ltd. (b)	67,576
60,049	Oriental Union Chemical Corp.	34,104
37,000	Sheng Yu Steel Co. Ltd.	29,374
32,000	Shihlin Paper Corp. (b)	41,527
181,000	Shinkong Synthetic Fibers Corp. (b)	35,647
51,000	TA Chen Stainless Pipe	39,321
74,200	Taiwan Styrene Monomer	28,774
152,000	Ton Yi Industrial Corp.	34,948
84,135	TSRC Corp.	51,509
67,100	Tung Ho Steel Enterprise Corp.	49,582
111,000	USI Corp.	27,826
214,200	Yieh Phui Enterprise	79,794
236,820	Yuen Foong Yu Paper Manufacturing Co. Ltd. (b)	88,943

		1,152,809

Real Estate - 0.1%
189,000	Cathay Real Estate Development Co. Ltd. (b)	121,479
37,000	Hung Poo Real Estate Development Corp.	24,968
69,000	Hung Sheng Construction Co. Ltd.	51,618
75,000	Long Bon Development Co. Ltd.	40,763
161,686	Prince Housing Development Corp. (b)	76,029
19,200	Sinyi Realty Co.	45,142

		359,999

		5,907,060

THAILAND - 0.2%
Consumer Discrectionary - 0.1%
547,800	Asian Property Development Public Co. Ltd.	39,935
63,100	I.C.C. International Public Co. Ltd.	69,583
116,800	Major Cineplex Group Public Co. Ltd.	49,978
153,900	Robinson Department Store Public Co. Ltd. (b)	12,195
18,200	Thai Stanley Electric Public Co. Ltd.	71,146

		242,837

Consumer Staples - 0.0%#
36,500	Siam Makro Public Co. Ltd.	57,845

Diversified Financials - 0.1%
119,900	Kiatnakin Finance Public Co. Ltd.	87,882
75,500	Kim Eng Securities Thailand Public Co. Ltd.	40,881
382,300	Thanachart Capital Public Co. Ltd.	137,329

		266,092

Health Care - 0.0%#
193,700	Bangkok Dusit Medical Services Public Co. Ltd.	149,649
80,000	Bumrungrad Hospital Public Co. Ltd.	52,826

		202,475

Industrials - 0.0%#
190,700	CH. Karnchang Public Co. Ltd.	38,029
164,612	Home Product Center Public Co. Ltd.	34,566
92,700	Regional Container Lines Public Co. Ltd.	47,011
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	25,537
91,800	Thoresen Thai Agencies Public Co. Ltd.	24,247

		169,390

Information Technology - 0.0%#
390,000	CalComp Electronics Thailand Public Co. Ltd.	39,968
208,200	Delta Electronics Thai Public Co. Ltd.	92,387
128,700	Hana Microelectronics Public Co. Ltd.	82,945

		215,300

Insurance - 0.0%#
8,600	Bangkok Insurance Public Co. Ltd.	46,793

Materials - 0.0%#
2,132,000	Sahaviriya Steel Industries Public Co. Ltd. (b)	59,691
211,600	Thai Plastic & Chemical Public Co. Ltd.	89,424
256,900	Vinythai Public Co. Ltd.	61,070

		210,185

Real Estate - 0.0%#
28,700	MBK Public Co. Ltd.	40,935
89,300	Ticon Industrial Connection Public Co. Ltd.	41,890

		82,825

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Telecommunication Services - 0.0%#
236,000	Shin Satellite Public Co. Ltd. (b)	61,400
872,600	TT&T Public Co. Ltd. (b)	54,393

		115,793

		1,609,535

TURKEY - 0.6%
Banks - 0.0%#
52,103	Tekstil Bankasi AS (b)	51,838
10,899	Turk Ekonomi Bankasi AS	100,431

		152,269

Consumer Discrectionary - 0.2%
5,321	Aksa Akrilik Kimya Sanayii (b)	33,754
21,743	Beko Elektronik (b)	29,182
264	Bosch Fren Sistemleri Sanyi ve Ticaret (b)	28,558
514	Brisa Bridgestone Sabanci	22,652
2,223	BSH Ev Aletleri Sanayi ve Ticaret AS	40,078
103,283	Hurriyet Gazetecilik AS	238,621
13,000	Kordsa Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	28,993
5,026	Otokar Otobus Karoseri Sanayi AS	39,937
61,111	Tofas Turk Otomobil Fabrik	164,856
76,390	Turk Sise ve Cam Fabrikalari AS (b)	238,719
42,641	Vestel Elektronik Sanayi (b)	107,628

		972,978

Consumer Staples - 0.1%
38,689	Migros Turk TAS (b)	312,595
51,341	Tansas Perakende Magazacilik Ticaret AS (b)	64,793
43,300	Ulker Gida Sanayi ve Ticaret AS	104,087

		481,475

Diversified Financials - 0.0%#
15,401	Yapi Kredi Finansal Kiralama AO (b)	30,234

Health Care - 0.0%#
7,179	Acibadem Saglik Hizmerleri ve Ticaret AS	72,384
10,444	Deva Holding AS	56,139
28,076	Eczacibasi Ilac Sanayi (b)	62,991

		191,514

Industrials - 0.1%
26,950	Alarko Holding AS	70,182
3,052	Anadolu Isuzu Otomotiv Sanayi - Class C	27,104
2,388	Celebi Hava Servisi	34,602
60,066	Ihlas Holding (b)	25,669
5,103	Izocam Ticaret ve Sanayi AS	38,504
56,888	Trakya Cam Sanayi AS	139,029
7,462	Turk Demir Dokum Fabrikalari AS	66,269
16,965	Uzel Makina Sanayii AS (b)	31,039

		432,398

Insurance - 0.1%
68,484	Aksigorta AS	246,937
30,967	Anadolu Anonim Turk Sigorta Sirketi	46,731
29,167	Anadolu Hayat Emeklilik AS	74,008
9,284	Yapi Kredi Sigorta AS (b)	28,145

		395,821

Materials - 0.1%
22,871	Akcansa Cimento AS	111,485
26,243	Anadolu Cam Sanayii AS	86,565
5,750	Bati Cimento	28,412
34,153	Bolu Cimento Sanayii AS	58,381
11,254	Bursa Cimento	78,153
26,493	Cimsa Cimento Sanayi ve Ticaret AS	135,331
306	Kartonsan Karton Sanayi	34,327
842	Konya Cimento Sanayii AS	35,140
10,922	Mardin Cimento Sanayii	55,792

		623,586

Utilities - 0.0%#
5,197	Akenerji Elektrik Uretim AS (b)	12,215
21,423	Ayen Enerji (b)	36,621
48,387	Aygaz AS (b)	111,145
12,270	Zorlu Enerji Elektrik Uretim AS (b)	33,919

		193,900

		3,474,175

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
UNITED KINGDOM - 7.0%
Banks - 0.0%#
7,004	Kensington Group Plc	115,789
30,853	London Scottish Bank Plc	64,550

		180,339

Consumer Discrectionary - 1.6%
39,223	Aga Foodservice Group Plc	264,500
22,277	Alpha Airports Group Plc	29,130
57,224	Arena Leisure Plc	42,758
21,163	Bellway Plc	464,113
6,704	Blacks Leisure Group Plc	56,542
11,301	Bloomsbury Publishing Plc	68,134
27,808	Bovis Homes Group Plc	421,538
8,349	BPP Holdings Plc	66,283
8,224	Carpetright Plc	192,031
11,306	Chrysalis Group Plc	23,126
27,959	Clinton Cards Plc	26,505
22,947	Crest Nicholson	231,686
21,772	De Vere Group Plc	352,814
71,664	Entertainment Rights Plc (b)	42,169
7,942	Euromoney Institutional Investor Plc	58,416
18,220	Findel Plc	184,130
93,116	First Choice Holidays Plc	398,761
8,125	French Connection Group Plc	28,572
58,668	Future Plc	43,289
85,424	Game Group Plc	130,850
5,558	Games Workshop Group Plc	36,650
13,815	GCAP Media Plc	48,710
33,812	Greene King Plc	523,921
25,455	Headlam Group Plc	245,834
100,708	HMV Group Plc	296,294
9,757	Holidaybreak Plc	128,130
64,031	House Of Fraser Plc	168,053
22,235	Huntsworth Plc	36,966
14,166	Incisive Media Plc	40,884
40,455	JJB Sports Plc	137,160
10,464	John Menzies Plc	93,629
44,830	London Clubs International Plc (b)	80,812
33,575	Lookers Plc	82,788
17,104	Luminar Plc	171,254
60,034	Matalan Plc	193,729
31,308	McCarthy & Stone Plc	629,868
9,232	Metal Bulletin Plc	67,947
145,122	MFI Furniture Plc	246,691
6,452	Millennium & Copthorne Hotels Plc	50,198
18,969	Mothercare Plc	119,768
71,685	MyTravel Group Plc (b)	298,280
51,783	N Brown Group Plc	218,854
37,301	Pace Micro Technology Plc (b)	27,175
28,492	Pendragon Plc	303,106
56,972	Photo-Me International Plc	110,149
49,551	Redrow Plc	460,031
28,774	Restaurant Group Plc	114,488
5,920	ScS Upholstery Plc	51,754
54,898	SMG Plc	75,887
7,688	St Ives Group Plc	29,153
12,488	Stanley Leisure Plc	141,832
102,352	Taylor Nelson Sofres Plc	341,282
5,162	Ted Baker Plc	48,551
47,857	Topps Tiles Plc	232,433
6,853	UTV Plc	44,677
6,702	Vitec Group Plc (The)	62,597
6,531	Wagon Plc	24,461
6,330	Wembley Plc (b) (c)	236
43,403	Wetherspoon (J.D.) Plc	361,199
37,047	WH Smith Plc	342,387
14,285	Wilmington Group Plc	48,366
339,266	Woolworths Group Plc	201,216

		10,062,747

Consumer Staples - 0.3%
64,638	Arla Foods UK Plc	58,863
2,496	Barr (A.G.) Plc	50,682
7,117	Cranswick Plc	97,715
31,525	Dairy Crest Group Plc	315,056

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
26,078	Devro Plc	57,117
2,569	Greggs Plc	172,041
3,421	Hardys & Hansons Plc	66,908
29,022	McBride Plc	89,994
125,910	Northern Foods Plc	196,393
33,460	Premier Foods Plc	200,167
4,113	PZ Cussons Plc	106,411
15,157	Robert Wiseman Dairies Plc	116,651
22,021	Uniq Plc	70,547
19,706	Wolverhampton & Dudley Brew Plc	477,438

		2,075,983

Diversified Financials - 0.3%
43,351	Aberdeen Asset Management Plc	122,482
24,665	Brewin Dolphin Holdings Plc	76,599
7,437	Charles Stanley Group Plc	48,102
38,584	Collins Stewart Tullett Plc	554,619
36,731	Evolution Group Plc	89,541
89,622	F&C Asset Management Plc	315,576
55,000	Guiness Peat Group Plc	88,870
238,575	Henderson Group Plc	347,615
872	Intermediate Capital Group Plc	21,339
80,779	Leo Capital Plc (b)	107,513
300	Rathbone Brothers	6,114
2,330	Rensburg Sheppards Plc	27,420
31,022	Savills Plc	305,972

		2,111,762

Energy - 0.5%
41,497	Abbot Group Plc	211,814
16,793	Anglo Pacific Group Plc	45,486
23,742	Burren Energy Plc	393,830
17,930	Dana Petroleum Plc (b)	385,844
11,644	Expro International Group Plc	137,688
312,657	Fortune Oil Plc (b)	33,057
18,628	Hunting Plc	135,709
8,493	James Fisher & Sons Plc	64,808
15,444	JKX Oil & Gas Plc	95,925
15,063	Melrose Resources Plc	106,924
19,340	Premier Oil Plc (b)	355,131
16,509	Soco International Plc (b)	421,260
9,134	Sondex Plc	51,016
30,000	UK Coal Plc (b)	108,718
23,332	Venture Production Plc (b)	336,471
82,832	Wood Group (John) Plc	357,428

		3,241,109

Health Care - 0.2%
10,925	Acambis Plc (b)	28,571
23,178	Alizyme Plc (b)	42,864
7,640	Axis-Shield Plc (b)	50,521
4,293	Bespak Plc	51,645
8,149	Care U.K. Plc	68,805
5,973	Corin Group Plc	25,384
13,167	Gyrus Group Plc (b)	82,643
8,255	Huntleigh Technology Plc	55,745
54,293	iSOFT Group Plc	63,134
3,624	Isotron Plc	40,787
14,705	Nestor Healthcare Group Plc	34,336
65,932	Oxford Biomedica Plc (b)	26,480
192,981	Skyepharma Plc (b)	100,937
54,276	SSL International Plc	303,150
43,438	Vernalis Plc (b)	54,771

		1,029,773

Industrials - 2.1%
19,217	AEA Technology Plc (b)	37,154
63,284	Aggreko Plc	331,297
23,058	Alfred Mcalpine Plc	196,841
87,704	Ashtead Group Plc	227,726
23,379	Atkins (WS) Plc	368,374
76,299	Avis Europe Plc (b)	101,907
47,470	Babcock International Group	301,936
73,858	Bodycote International	312,841
27,256	BSS Group Plc	174,636
20,638	BTG Plc (b)	50,117
4,396	Business Post Group Plc	36,850
62,577	Carillion Plc	367,048
34,206	Charter Plc (b)	499,036

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,667	Chemring Group Plc	112,985
38,662	Chloride Group	77,276
52,215	Christian Salvesen Plc	73,885
2,754	Clarkson Plc	46,969
27,294	Communisis Plc	33,268
45,221	Cookson Group Plc	455,310
69,204	Costain Group Plc (b)	63,990
39,957	Davis Service Group Plc	355,286
40,487	De La Rue Plc	407,268
17,282	Domino Printing Sciences	88,939
34,319	easyJet Plc (b)	285,602
103,824	Enodis Plc	421,828
17,159	Fenner Plc	64,587
117,465	FKI Plc	216,134
13,270	Forth Ports Plc	433,550
39,778	Galliford Try Plc	86,194
10,109	Go-Ahead Group Plc	343,872
21,037	Helphire Plc	135,576
17,525	Homeserve Plc	534,265
26,823	Interserve Plc	192,906
28,289	Intertek Group Plc	345,864
1,295,248	Invensys Plc (b)	447,613
38,467	John Laing Plc	206,947
9,692	Johnson Service Group Plc	68,979
10,924	Keller Group Plc	128,558
8,554	Kier Group Plc	265,250
3,333	M.J. Gleeson Group Plc	25,091
73,933	Michael Page International Plc	455,409
64,668	Mitie Group	232,239
73,164	Morgan Crucible Co.	320,493
6,436	Morgan Sindall Plc	128,641
16,232	Mouchel Parkman Plc	104,458
17,780	Northgate Plc	327,150
200,767	Regus Group Plc (b)	363,783
7,755	Ricardo Plc	40,127
4,544	ROK Plc	47,492
48,653	RPS Group Plc	202,672
48,494	Senior Plc	56,390
3,127	Severfield-Rowen Plc	79,091
55,216	Shanks Group Plc	175,345
29,368	SIG Plc	509,097
6,322	Speedy Hire Plc	106,699
16,818	Spirax-Sarco Engineering Plc	274,577
77,807	Stanelco Plc (b)	7,238
22,970	TDG Plc	95,256
16,341	Ultra Electronics Holdings Plc	307,998
10,108	Umeco Plc	86,290
36,133	VT Group Plc	337,821
51,005	Weir Group Plc (The)	393,497
25,456	Whatman Plc	137,901
15,256	Wincanton Plc	91,195
8,449	WSP Group Plc	66,603

		13,871,217

Information Technology - 0.6%
56,872	Anite Group Plc (b)	77,553
20,140	Autonomy Corp. Plc (b)	160,833
10,641	Aveva Group Plc	69,571
13,614	Computacenter Plc	61,417
12,745	Detica Group Plc	61,483
291,916	Dimension Data Holdings Plc (b)	189,182
3,423	Diploma Plc	48,692
19,176	Electrocomponents Plc	84,448
11,172	Filtronic Plc	38,087
10,119	Gresham Computing Plc (b)	19,469
108,988	Halma Plc	392,420
37,129	Imagination Technologies Group Plc (b)	43,001
65,271	Innovation Group Plc (b)	36,883
33,832	Intec Telecom Systems Plc (b)	25,279
22,308	Laird Group Plc	147,413
88,851	Misys Plc	404,562
24,499	Morse Plc	38,556
152,436	Northgate Information Solutions Plc (b)	199,326
73,007	Premier Farnell Plc	245,821
39,282	Psion Plc	84,019
6,250	Renishaw Plc	91,999
13,819	RM Plc	45,304
20,874	Rotork Plc	257,742
4,749	Royalblue Group Plc	66,756
10,691	SDL Plc (b)	41,739

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
24,624	Spectris Plc	270,237
170,913	Spirent Communications Plc (b)	106,954
4,849	Surfcontrol Plc (b)	37,591
7,408	Telent Plc	68,637
35,484	TT electronics Plc	119,312
14,049	Wolfson Microelectronics Plc (b)	118,621
10,220	Xaar Plc	33,743
89,364	Xansa Plc	112,262

		3,798,912

Insurance - 0.2%
62,719	Brit Insurance Holdings Plc	305,493
10,261	Domestic & General Group	193,593
40,538	Highway Insurance Holdings Plc	51,493
94,783	Hiscox Plc	385,981
31,692	Jardine Lloyd Thompson Group Plc	218,747
58,092	Kiln Plc	95,766

		1,251,073

Materials - 0.3%
2,144	British Polythene Industries	21,487
34,340	Croda International Plc	278,239
21,260	Delta Plc	51,727
119,309	DS Smith Plc	329,290
5,739	Dyson Group Plc	21,950
107,465	Elementis Plc	166,619
60,798	Ennstone Plc	54,798
10,000	Hill & Smith Holdings Plc	45,112
33,489	Marshalls Plc	198,621
23,225	RPC Group Plc	102,279
22,798	Victrex Plc	316,846
30,967	Yule Catto & Co. Plc	124,949

		1,711,917

Real Estate - 0.8%
61,980	Brixton Plc	580,343
20,763	Capital & Regional Plc	402,787
14,130	CLS Holdings Plc (b)	156,522
24,448	Countrywide Plc	192,723
4,982	Daejan Holdings	393,661
13,863	Derwent Valley Holdings Plc	436,869
7,284	Development Securities Plc	78,748
2,886	DTZ Holdings Plc	36,659
14,750	Erinaceous Group Plc	78,802
11,898	Freeport Plc	88,902
23,061	Grainger Trust Plc	218,837
41,729	Great Portland Estates Plc	418,592
13,525	Helical Bar Plc	101,312
80,779	London Merchant Securities Plc	320,653
15,625	Marylebone Warwick Balfour Group Plc (b)	59,251
8,244	McKay Securities Plc	60,868
25,564	Minerva Plc	128,816
13,494	Mucklow (A & J) Group Plc	118,724
32,455	Shaftesbury Plc	339,507
20,664	ST Modwen Properties Plc	187,309
11,051	Town Centre Securities Plc	114,158
34,395	Unite Group Plc	266,477
6,081	Warner Estate Holdings Plc	78,379
41,464	Workspace Group Plc	291,812

		5,150,711

Telecommunication Services - 0.0%#
56,498	Kingston Communications Plc	58,310
33,326	THUS Group Plc (b)	81,708

		140,018

Utilities - 0.1%
26,617	Viridian Group Plc	511,875

		511,875

		45,137,436

UNITED STATES - 45.2%
Banks - 4.0%
3,500	1st Source Corp.	113,540
3,443	Accredited Home Lenders Holding Co. (b)	156,071
6,200	Aether Holdings, Inc. (b)	38,378
1,800	Alabama National Bancorp	121,950

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,407	Amcore Financial, Inc.	68,961
2,682	AmericanWest Bancorp	57,127
1,933	Ameris Bancorp	49,292
2,500	Anchor Bancorp Wisconsin, Inc.	74,250
1,200	Atlantic Coast Federal	18,960
2,600	Bancfirst Corp.	123,864
1,700	Bancorp, Inc. (The) (b)	42,177
29	Bancorpsouth, Inc.	793
1,500	Bank of the Ozarks, Inc.	48,210
7,500	Bank Mutual Corp.	92,400
4,400	BankAtlantic Bancorp, Inc. - Class A	61,072
3,100	Bankunited Financial Corp. - Class A	91,729
1,400	Banner Corp.	54,586
700	Berkshire Hills Bancorp, Inc.	24,423
3,100	Beverly Hills Bancorp, Inc.	28,117
4,700	BFC Financial Corp. - Class A (b)	28,670
43,300	Boston Private Financial Holdings, Inc.	1,088,129
2,223	Brookline Bancorp, Inc.	28,855
900	Camden National Corp.	40,140
1,174	Capital Corp of the West	36,981
2,600	Capitol Bancorp Ltd.	103,740
4,975	Cardinal Financial Corp.	53,083
44,210	Cathay General Bancorp	1,624,717
3,200	Center Financial Corp.	79,744
5,700	Central Pacific Financial Corp.	199,500
2,000	Chemical Financial Corp.	61,220
3,200	Chittenden Corp.	90,304
3,400	Citizens Banking Corp.	86,326
800	Citizens First Bancorp, Inc.	19,424
3,726	City Holding Co.	144,382
3,700	Clifton Savings Bancorp, Inc.	40,478
900	Columbia Bancorp	21,996
2,031	Columbia Banking System, Inc.	63,428
2,600	Community Bank System, Inc.	55,016
4,800	Corus Bankshares, Inc.	110,832
75,537	CVB Financial Corp.	1,124,746
2,110	Delta Financial Corp.	19,813
3,800	Dime Community Bancshares	53,086
40,000	East West Bancorp, Inc.	1,614,000
1,792	Federal Agricultural Mortgage Corp. - Class C	48,079
1,194	Fidelity Bankshares, Inc.	45,969
1,800	First Bancorp	38,916
2,700	First Busey Corp.	56,322
5,600	First Charter Corp.	132,048
3,900	First Commonwealth Financial Corp.	50,661
2,270	First Community Bancorp, Inc.	124,578
2,460	First Community Bancshares, Inc.	81,820
5,200	First Financial Bancorp	77,636
1,600	First Financial Corp.	47,904
700	First Financial Holdings, Inc.	22,715
3,498	First Indiana Corp.	87,695
3,192	First Merchants Corp.	74,661
47,570	First Midwest Bancorp, Inc.	1,698,249
12,000	First Niagara Financial Group, Inc.	175,560
2,958	First Place Financial Corp.	68,803
500	First Regional Bancorp (b)	49,405
4,529	First Republic Bank	192,618
2,286	First State Bancorp	55,756
3,243	FirstFed Financial Corp. (b)	183,067
7,600	FirstMerit Corp.	166,592
6,700	Flagstar Bancorp, Inc.	97,552
2,671	Flushing Financial Corp.	44,445
4,600	FNB Corp.	76,084
4,600	Franklin Bank Corp. (b)	89,286
21,400	Frontier Financial Corp.	826,682
1,230	GB&T Bancshares, Inc.	26,051
27,000	Glacier Bancorp, Inc.	827,280
4,800	Greater Bay Bancorp	137,472
1,100	Greene County Bancshares, Inc.	37,763
6,204	Hancock Holding Co.	320,126
52,968	Hanmi Financial Corp.	1,008,511
4,379	Harbor Florida Bancshares, Inc.	193,639
5,878	Harleysville National Corp.	123,556
2,500	Heritage Commerce Corp.	62,250
1,700	Horizon Financial Corp.	49,079
1,500	IBERIABANK Corp.	86,205
2,665	Independent Bank Corp. / MI	68,251
30,700	Independent Bank Corp. / MA	1,041,037
1,817	Integra Bank Corp.	44,171
5,400	International Bancshares Corp.	156,438

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,200	Intervest Bancshares Corp. (b)	53,220
3,200	Irwin Financial Corp.	62,816
4,600	KNBT Bancorp, Inc.	73,186
1,200	K-Fed Bancorp	18,287
1,005	Macatawa Bank Corp.	23,427
4,792	MAF Bancorp, Inc.	196,472
5,386	MB Financial, Inc.	191,526
2,556	MBT Financial Corp.	41,075
2,800	Mid-State Bancshares	75,572
4,380	Midwest Banc Holdings, Inc.	95,528
6,000	Municipal Mortgage & Equity LLC	163,800
5,325	National Penn Bancshares, Inc.	108,630
6,300	NBT Bancorp, Inc.	149,184
5,000	Netbank, Inc.	27,500
8,600	New Alliance Bancshares, Inc.	121,346
2,200	Northern Empire Bancshares (b)	51,700
9,052	Northwest Bancorp, Inc.	228,563
2,207	OceanFirst Financial Corp.	48,289
14,700	Ocwen Financial Corp. (b)	204,036
1,200	Old National Bancorp	22,896
1,494	Omega Financial Corp.	45,298
8,586	Pacific Capital Bancorp	252,944
1,100	Pacific Mercantile Bancorp (b)	19,415
7,500	Partners Trust Financial Group, Inc.	79,200
1,300	Peoples Bancorp, Inc.	38,987
2,100	PFF Bancorp, Inc.	78,855
2,500	Pinnacle Financial Partners, Inc. (b)	84,100
33,100	Prosperity Bancshares, Inc.	1,164,127
6,331	Provident Bankshares Corp.	232,791
500	Provident Financial Holdings, Inc.	15,405
5,400	Provident Financial Services, Inc.	97,416
10,717	Provident New York Bancorp	144,572
2,348	Renasant Corp.	104,885
2,760	Republic Bancorp, Inc.	36,046
2,500	S&T Bancorp, Inc.	78,175
3,045	Sandy Spring Bancorp, Inc.	109,437
3,200	Seacoast Banking Corp. of Florida	95,616
800	Sierra Bancorp	24,024
2,336	Simmons First National Corp. - Class A	67,207
2,500	Southwest Bancorp, Inc.	66,025
55	State Bancorp, Inc.	977
2,000	Sterling Bancorp	40,340
49,931	Sterling Bancshares, Inc.	978,148
4,376	Sterling Financial Corp.	139,901
104	Suffolk Bancorp	3,310
2,500	Sun Bancorp, Inc. (b)	44,850
5,000	Superior Bancorp (b)	54,950
7,354	Susquehanna Bancshares, Inc.	177,820
4,600	SVB Financial Group (b)	206,172
1,352	S.Y. Bancorp, Inc.	39,911
3,400	Texas Regional Bancshares, Inc. - Class A	128,894
1,100	TierOne Corp.	37,422
1,210	Tompkins Trustco, Inc.	51,425
1,775	Triad Guaranty, Inc. (b)	88,537
2,100	Trico Bancshares	52,143
13,259	Trustco Bank Corp.	145,982
4,775	Trustmark Corp.	151,415
15,700	UCBH Holdings, Inc.	261,876
2,400	UMB Financial Corp.	82,488
8,639	Umpqua Holdings Corp.	225,392
1,500	Union Bankshares Corp.	64,725
8,045	United Bankshares, Inc.	286,643
4,000	United Community Banks, Inc.	126,160
5,861	United Community Financial Corp.	76,896
1,600	Univest Corp. of Pennsylvania	46,800
2,900	USB Holding Co., Inc.	63,771
2,400	Virginia Commerce Bancorp, Inc. (b)	56,280
1,700	Washington Trust Bancorp, Inc.	45,713
2,583	WesBanco, Inc.	76,328
1,890	West Bancorp, Inc.	32,810
1,700	West Coast Bancorp	51,578
5,700	Westamerica Bancorp	274,227
1,100	Willow Grove Bancorp, Inc.	17,743
6,300	Wilshire Bancorp, Inc.	118,881
3,700	Wintrust Financial Corp.	177,637

		26,069,165

Consumer Discrectionary - 6.3%
1,900	1-800 Contacts, Inc. (b)	26,562
1,600	1-800-Flowers.com, Inc. - Class A (b)	9,152

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,629	4Kids Entertainment, Inc. (b)	42,826
6,700	99 Cents Only Stores (b)	69,345
7,500	Aaron Rents, Inc.	181,050
3,020	AC Moore Arts & Crafts, Inc. (b)	51,944
900	Advo, Inc.	32,589
1,400	Aeropostale, Inc. (b)	38,794
43,100	Aftermarket Technology Corp. (b)	942,166
5,000	Alderwoods Group, Inc. (b)	98,150
1,706	Alloy, Inc. (b)	16,685
3,470	Ambassadors Group, Inc.	97,160
2,894	America’s Car Mart, Inc. (b)	44,452
4,100	American Axle & Manufacturing Holdings, Inc.	67,158
6,700	American Greetings Corp. - Class A	150,951
6,500	Ameristar Casinos, Inc.	122,525
2,000	Applebees International, Inc.	35,520
4,700	Arbitron, Inc.	172,067
1,462	Arctic Cat, Inc.	25,834
10,772	ArvinMeritor, Inc.	177,307
6,700	Asbury Automotive Group, Inc.	134,469
2,707	Audiovox Corp. - Class A (b)	33,919
1,820	Aztar Corp. (b)	94,167
9,732	Bally Technologies, Inc. (b)	160,189
3,700	Bally Total Fitness Holding Corp. (b)	21,275
1,600	Bandag, Inc.	55,168
500	Bassett Furniture Industries, Inc.	9,015
300	Beasley Broadcasting Group, Inc. - Class A	2,115
5,500	Bebe Stores, Inc.	85,140
2,100	Big 5 Sporting Goods Corp.	40,803
15,100	Big Lots, Inc. (b)	244,016
5,100	BJ’s Restaurants, Inc. (b)	97,563
10,890	Blockbuster, Inc.- Class A (b)	44,540
7,117	Blockbuster, Inc.- Class B (b)	25,835
6,400	Blount International, Inc. (b)	69,760
4,900	Bluegreen Corp. (b)	57,379
3,850	Bob Evans Farms, Inc.	106,029
2,600	Bon-Ton Stores, Inc. (The)	64,142
1,400	Books-A-Million, Inc.	21,322
4,600	Borders Group, Inc.	87,446
40,700	Bright Horizons Family Solutions, Inc. (b)	1,564,915
5,164	Brown Shoe Co., Inc.	167,210
1,600	Buckle, Inc. (The)	63,520
4,916	Building Material Holding Corp.	105,350
5,300	Cabela’s, Inc. - Class A (b)	98,527
2,700	Cache, Inc. (b)	48,627
2,100	California Coastal Communities, Inc. (b)	64,848
8,300	Callaway Golf Co.	104,995
900	Carmike Cinemas, Inc.	18,927
2,200	Carter’s, Inc. (b)	47,982
6,826	Casual Male Retail Group, Inc. (b)	76,110
3,600	Catalina Marketing Corp.	104,652
2,750	Cato Corp. (The) - Class A	66,880
3,400	CBRL Group, Inc.	111,078
2,000	CEC Entertainment, Inc. (b)	59,060
12,400	Champion Enterprises, Inc. (b)	82,212
2,558	Charles & Colvard Ltd.	30,159
4,355	Charlotte Russe Holding, Inc. (b)	114,014
24,799	Charming Shoppes, Inc. (b)	255,678
5,000	Childrens Place Retail Stores, Inc. (The) (b)	279,100
7,300	Christopher & Banks Corp.	205,787
13,100	Citadel Broadcasting Corp.	121,437
9,700	CKE Restaurants, Inc.	149,380
4,500	CKX, Inc. (b)	52,830
3,970	Coinmach Service Corp. - Class A	39,541
14,961	Coldwater Creek, Inc. (b)	298,173
3,600	Columbia Sportswear Co. (b)	178,992
5,901	Conn’s, Inc. (b)	151,774
191,700	Corinthian Colleges, Inc. (b)	2,572,614
3,700	Cox Radio, Inc. - Class A (b)	54,205
595	Crown Media Holdings, Inc. - Class A (b)	2,398
6,700	CSK Auto Corp. (b)	81,137
1,100	CSS Industries, Inc.	31,515
6,399	Cumulus Media, Inc. - Class A (b)	60,791
3,806	dELiA*s, Inc. (b)	28,088
13,600	DeVry, Inc. (b)	286,960
2,723	Dixie Group, Inc. (b)	31,914
4,000	Domino’s Pizza, Inc.	90,960
2,100	Dover Downs Gaming & Entertainment, Inc.	33,705
100	Dover Motorsports, Inc.	589
12,400	Dress Barn, Inc. (b)	267,592
2,900	Drew Industries, Inc. (b)	67,657

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
16,331	Drugstore.Com (b)	47,033
6,800	Emmis Communications Corp. - Class A (b)	100,776
2,500	Entercom Communications Corp.	63,375
5,900	Entravision Communications Corp. - Class A (b)	45,902
2,904	Escala Group, Inc. (b)	15,740
6,500	Ethan Allen Interiors, Inc.	242,580
2,400	Finish Line - Class A	29,520
1,500	Fisher Communications, Inc. (b)	60,735
300	Fleetwood Enterprises, Inc. (b)	2,136
8,600	Furniture Brands International, Inc.	172,516
6,197	Gamestop Corp. - Class A (b)	257,857
3,900	Gaylord Entertainment Co. (b)	149,058
33,200	Gemstar-TV Guide International, Inc. (b)	95,616
4,400	Genesco, Inc. (b)	119,108
1,800	GenTek, Inc. (b)	53,550
100	Gray Television, Inc.	672
5,300	Group 1 Automotive, Inc.	324,996
6,900	GSI Commerce, Inc. (b)	88,596
8,300	Guess?, Inc. (b)	353,580
3,500	Guitar Center, Inc. (b)	148,820
7,058	Gymboree Corp. (b)	236,584
87	Handleman Co.	618
11,100	Harris Interactive, Inc. (b)	63,159
103,000	Harte-Hanks, Inc.	2,512,170
6,100	Hartmarx Corp. (b)	38,186
2,000	Haverty Furniture Co., Inc.	30,820
3,950	Hibbett Sporting Goods, Inc. (b)	78,052
6,600	Home Solutions of America, Inc. (b)	37,290
5,498	Iconix Brand Group, Inc. (b)	76,972
3,700	Ihop Corp.	168,202
4,100	IMPCO Technologies, Inc. (b)	41,369
50,000	Interactive Data Corp. (b)	940,500
10,890	Interface, Inc. - Class A (b)	133,620
5,100	Interstate Hotels & Resorts, Inc. (b)	50,694
2,800	INVESTools, Inc. (b)	22,960
2,800	Isle of Capri Casinos, Inc. (b)	66,164
7,043	Jack in the Box, Inc. (b)	277,776
2,800	Jackson Hewitt Tax Service, Inc.	95,564
5,793	Jakks Pacific, Inc. (b)	95,527
4,100	Jo-Ann Stores, Inc. (b)	58,220
3,625	Jos. A. Bank Clothiers, Inc. (b)	91,278
5,800	K2, Inc. (b)	61,016
2,000	Kenneth Cole Productions, Inc. - Class A	48,180
3,620	Keystone Automotive Industries, Inc. (b)	154,393
3,200	Kimball International, Inc. - Class B	56,864
14,300	Krispy Kreme Doughnuts, Inc. (b)	121,121
700	Landry’s Restaurants, Inc.	19,803
30,000	Laureate Education, Inc. (b)	1,369,500
10,000	La-Z-Boy, Inc.	127,500
6,400	Lear Corp.	144,448
75,000	Lee Enterprises, Inc.	1,862,250
2,759	Levitt Corp. - Class A	30,735
1,100	Libbey, Inc.	8,723
1,700	Life Time Fitness, Inc. (b)	77,010
1,624	Lifetime Brands, Inc.	33,016
1,130	Lin TV Corp. - Class A (b)	7,435
500	Lithia Motors, Inc. - Class A	14,090
6,200	Live Nation, Inc. (b)	129,952
9,100	LKQ Corp. (b)	203,840
1,389	Lodgenet Entertainment Corp. (b)	25,933
5,600	Lodgian, Inc. (b)	67,256
4,872	Luby’s, Inc. (b)	42,338
2,100	M/I Homes, Inc.	67,662
2,300	Marine Products Corp.	19,688
2,400	MarineMax, Inc. (b)	50,520
600	Marvel Entertainment, Inc. (b)	10,608
45,593	Matthews International Corp. - Class A	1,565,664
2,857	McCormick & Schmick’s Seafood Restaurants, Inc. (b)	55,169
2,500	Media General, Inc. - Class A	91,075
13,887	Mediacom Communications Corp. - Class A (b)	87,488
3,800	Men’s Wearhouse, Inc.	118,218
1,500	Midas, Inc. (b)	25,875
2,600	Modine Manufacturing Co.	61,282
5,500	Monaco Coach Corp.	58,575
1,600	Monarch Casino & Resort, Inc. (b)	30,144
2,818	Movado Group, Inc.	63,490
677	Movie Gallery, Inc. (b)	3,439
2,600	MTR Gaming Group, Inc. (b)	22,646
6,293	Multimedia Games, Inc. (b)	61,608
3,500	Nautilus, Inc.	43,960

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
3,400	Navigant International, Inc. (b)	55,896
1,500	Noble International Ltd.	22,755
6,050	Nutri/System, Inc. (b)	320,166
12,900	Oakley, Inc.	208,980
3,900	O’Charleys, Inc. (b)	62,400
1,870	Orleans Homebuilders, Inc.	25,862
2,929	Oxford Industries, Inc.	103,862
5,344	Palm Harbor Homes, Inc. (b)	82,030
4,000	Pantry, Inc. (The) (b)	197,160
2,400	Papa John’s International, Inc. (b)	77,136
13,258	Payless Shoesource, Inc. (b)	343,117
4,900	PEP Boys-Manny Moe & Jack	52,822
1,944	Perry Ellis International, Inc. (b)	50,272
4,800	PetMed Express, Inc. (b)	56,016
2,700	PF Chang’s China Bistro, Inc. (b)	81,621
7,850	Phillips-Van Heusen	278,911
8,300	Pinnacle Entertainment, Inc. (b)	227,669
6,100	Playboy Enterprises, Inc. - Class B (b)	59,536
300	Pre-Paid Legal Services, Inc.	10,866
3,100	Priceline.com, Inc. (b)	83,328
4,835	Progressive Gaming International Corp. (b)	36,601
1,296	Proliance International, Inc. (b)	5,664
8,800	Quantum Fuel Systems Technologies Worldwide, Inc. (b)	26,576
9,900	Quiksilver, Inc. (b)	128,205
1,200	Radio One, Inc. - Class D (b)	8,616
3,320	Rare Hospitality International, Inc. (b)	87,316
4,339	RC2 Corp. (b)	146,962
4,600	RCN Corp. (b)	110,400
1,978	Red Robin Gourmet Burgers, Inc. (b)	76,845
57,400	Regis Corp.	1,933,232
28,524	Rent-A-Center, Inc. (b)	768,151
3,500	Rent-Way, Inc. (b)	28,455
7,500	Restoration Hardware, Inc. (b)	51,000
9,300	Retail Ventures, Inc. (b)	160,518
4,500	Ruby Tuesday, Inc.	98,820
4,300	Russ Berrie & Co., Inc. (b)	47,343
1,100	Russell Corp.	19,811
7,094	Ryan’s Restaurant Group, Inc. (b)	111,801
2,100	Saga Communications, Inc. - Class A (b)	15,960
300	Salem Communications Corp. - Class A	3,639
4,500	Sauer-Danfoss, Inc.	110,205
3,900	Scholastic Corp. (b)	112,125
8,850	Select Comfort Corp. (b)	178,328
2,400	Sharper Image Corp. (b)	25,896
4,200	Shiloh Industries, Inc. (b)	72,324
3,300	Shoe Carnival, Inc. (b)	72,567
2,696	Shuffle Master, Inc. (b)	78,588
3,705	Sinclair Broadcast Group, Inc. - Class A	31,196
20,500	Six Flags, Inc. (b)	108,240
5,100	Skechers U.S.A., Inc. - Class A (b)	111,231
1,000	Skyline Corp.	37,810
2,500	Smith & Wesson Holding Corp. (b)	20,550
4,900	Sonic Automotive, Inc.	112,700
4,200	Sonic Corp. (b)	82,656
9,600	Sotheby’s (b)	265,248
9,874	Source Interlink Cos., Inc. (b)	113,551
6,800	Spanish Broadcasting System (b)	31,348
800	Spartan Motors, Inc.	13,088
8,500	Speedway Motorsports, Inc.	307,020
3,400	Stage Stores, Inc.	100,844
3,086	Stamps.com, Inc. (b)	62,924
4,700	Steak N Shake Co. (The) (b)	69,466
5,400	Stein Mart, Inc.	69,606
3,250	Steven Madden Ltd.	108,745
15,100	Stewart Enterprises, Inc. - Class A	80,785
500	Strayer Education, Inc.	54,175
5,600	Stride Rite Corp.	70,896
3,800	Sturm Ruger & Co., Inc.	25,346
1,400	Sun-Times Media Group, Inc. - Class A	11,354
3,200	Sunterra Corp. (b)	37,760
800	Syms Corp. (b)	14,824
7,700	Systemax, Inc. (b)	61,831
5,500	Talbots, Inc.	113,465
4,300	Technical Olympic USA, Inc.	51,342
600	Tempur-Pedic International, Inc. (b)	8,700
8,800	Tenneco, Inc. (b)	204,424
9,206	Thor Industries, Inc.	394,385
9,900	Tivo, Inc. (b)	66,627
600	Triarc Cos., Inc. - Class A	9,168
800	Triple Crown Media, Inc. (b)	6,168

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,000	True Religion Apparel, Inc. (b)	18,420
4,600	Tuesday Morning Corp.	66,516
1,600	Tween Brands, Inc. (b)	59,552
2,600	Tweeter Home Entertainment Group, Inc. (b)	9,854
15,400	United Auto Group, Inc.	329,406
2,700	United Retail Group, Inc. (b)	38,934
2,808	Universal Electronics, Inc. (b)	49,674
115,000	Universal Technical Institute, Inc. (b)	2,314,950
5,000	Vail Resorts, Inc. (b)	172,850
8,753	Valuevision Media, Inc. - Class A (b)	94,182
1,500	Vertrue, Inc. (b)	63,690
14,372	Visteon Corp. (b)	102,616
8,755	Warnaco Group, Inc. (The) (b)	155,927
4,400	West Marine, Inc. (b)	55,660
8,700	Wet Seal, Inc. (The) - Class A (b)	40,281
5,720	Winnebago Industries, Inc.	165,365
1,900	WMS Industries, Inc. (b)	50,407
10,800	Wolverine World Wide, Inc.	274,752
4,000	World Wrestling Entertainment, Inc.	65,280
2,500	Yankee Candle Co., Inc.	60,775

		40,621,734

Consumer Staples - 3.3%
15,600	Alliance One International, Inc.	61,308
300	American Italian Pasta Co. - Class A (b)	2,493
1,200	Boston Beer Co., Inc. - Class A (b)	35,340
9,284	Casey’s General Stores, Inc.	210,097
4,950	Central European Distribution Corp. (b)	119,295
64,000	Central Garden and Pet Co. (b)	2,530,560
25,000	Chattem, Inc. (b)	848,250
2,700	Chiquita Brands International, Inc.	36,288
50,000	Church & Dwight Co., Inc.	1,825,000
14,600	Darling International, Inc. (b)	67,014
2,200	Delta & Pine Land Co.	75,262
5,431	Elizabeth Arden, Inc. (b)	91,675
1,100	Flowers Foods, Inc.	31,328
3,200	Great Atlantic & Pacific Tea Co.	76,000
1,566	Green Mountain Coffee Roasters, Inc. (b)	62,311
82,088	Hain Celestial Group, Inc. (b)	1,773,101
1,412	Ingles Markets, Inc. - Class A	28,311
2,269	Inter Parfums, Inc.	41,409
2,200	J&J Snack Foods Corp.	66,198
200	John B. Sanfilippo & Son, Inc. (b)	2,550
76,400	Lancaster Colony Corp.	2,927,648
6,129	Lance, Inc.	146,054
6,900	Longs Drug Stores Corp.	283,728
2,100	Mannatech, Inc.	30,450
1,500	Maui Land & Pineapple Co., Inc. (b)	55,275
1,100	Medifast, Inc. (b)	18,227
1,500	MGP Ingredients, Inc.	34,545
7,600	National Beverage Corp.	125,096
3,160	Natures Sunshine Prods, Inc.	26,670
28,000	NBTY, Inc. (b)	826,840
104,300	Nu Skin Enterprises, Inc. - Class A	1,491,490
9,100	Pathmark Stores, Inc. (b)	77,987
1,600	Peet’s Coffee & Tea, Inc. (b)	45,392
3,381	Performance Food Group Co. (b)	94,228
5,100	Pilgrim’s Pride Corp	130,356
62,600	Prestige Brands Holdings, Inc. (b)	549,628
5,900	Pricesmart, Inc. (b)	71,508
5,000	Ralcorp. Holdings, Inc. (b)	208,400
53,405	Revlon, Inc. - Class A (b)	50,201
8,800	Ruddick Corp.	215,424
2,200	Sanderson Farms, Inc.	57,002
7,300	Smart & Final, Inc. (b)	113,369
5,200	Spartan Stores, Inc.	78,000
14,200	Spectrum Brands, Inc. (b)	96,134
7,556	Star Scientific, Inc. (b)	13,374
84,900	Tootsie Roll Industries, Inc.	2,305,035
6,000	Topps Co., Inc. (The)	49,020
4,949	United Natural Foods, Inc. (b)	149,163
4,086	Universal Corp.	144,318
2,200	USANA Health Sciences, Inc. (b)	97,570
7,218	Vector Group Ltd.	116,859
71,200	WD-40 Co.	2,321,832
4,744	Weis Markets, Inc.	188,052
5,949	Wild Oats Markets, Inc. (b)	106,428

		21,229,093

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Diversified Financials - 0.7%
3,283	ACE Cash Express, Inc. (b)	96,750
1,310	Advanta Corp. - Class A	43,361
1,800	Advanta Corp. - Class B	64,854
2,000	Asset Acceptance Capital Corp. (b)	36,360
1,420	Asta Funding, Inc.	47,414
6,400	Cash America International, Inc.	219,200
1,200	Cohen & Steers, Inc.	30,468
4,867	CompuCredit Corp. (b)	159,005
4,838	Encore Capital Group, Inc. (b)	59,362
3,186	Financial Federal Corp.	85,608
7,486	First Cash Financial Services, Inc. (b)	142,459
1,400	Gamco Investors, Inc.- Class A	50,890
1,900	Greenhill & Co, Inc.	110,124
8,100	Investment Technology Group, Inc. (b)	407,916
20,300	Knight Capital Group, Inc. - Class A (b)	335,762
2,545	Marlin Business Services, Corp. (b)	52,834
8,000	MCG Capital Corp.	130,320
1,400	Medallion Financial Corp.	17,136
2,200	Pico Holdings, Inc. (b)	72,468
600	Piper Jaffray Co. (b)	30,714
3,500	Portfolio Recovery Associates, Inc. (b)	149,870
3,000	Resource America, Inc. - Class A	59,610
5,400	Rewards Network, Inc. (b)	24,300
3,901	Sanders Morris Harris Group, Inc.	56,916
2,400	Stifel Financial Corp. (b)	79,680
6,557	TradeStation Group, Inc. (b)	95,863
1,900	United PanAm Financial Corp. (b)	36,271
65,000	Waddell & Reed Financial, Inc. - Class A	1,415,050
2,490	World Acceptance Corp. (b)	103,335

		4,213,900

Energy - 1.8%
6,700	Abraxas Petroleum Corp. (b)	30,016
2,308	Allis-Chalmers Energy, Inc. (b)	36,559
400	American Oil & Gas, Inc. (b)	1,924
600	Arena Resources, Inc. (b)	22,200
1,171	Atlas America, Inc. (b)	53,117
5,000	ATP Oil & Gas Corp. (b)	205,500
2,400	Atwood Oceanics, Inc. (b)	112,632
2,600	Berry Petroleum Co. - Class A	87,464
10,700	Brigham Exploration Co. (b)	76,826
2,300	Bristow Group, Inc. (b)	77,947
15,700	Cabot Oil & Gas Corp.	828,175
2,300	Callon Petroleum Co. (b)	42,895
1,050	CARBO Ceramics, Inc.	40,835
4,600	Carrizo Oil & Gas, Inc. (b)	136,206
9,352	Cheniere Energy, Inc. (b)	327,226
2,492	Clayton Williams Energy, Inc. (b)	84,653
1,100	Comstock Resources, Inc. (b)	32,362
2,100	Contango Oil & Gas Co. (b)	28,329
400	Crosstex Energy, Inc.	39,484
1,500	Dawson Geophysical Co. (b)	48,900
9,000	Delta Petroleum Corp. (b)	160,020
4,100	Dril-Quip, Inc. (b)	346,409
4,100	Edge Petroleum Corp. (b)	86,879
5,400	Energy Partners Ltd. (b)	98,118
95	FX Energy, Inc. (b)	452
12,200	Gasco Energy, Inc. (b)	50,874
2,950	Giant Industries, Inc. (b)	210,659
4,100	Goodrich Petroleum Corp. (b)	139,195
32,254	Grey Wolf, Inc. (b)	247,066
2,646	Gulf Island Fabrication, Inc.	65,647
4,049	Gulfmark Offshore, Inc. (b)	128,353
2,900	Gulfport Energy Corp. (b)	35,467
16,700	Hanover Compressor Co. (b)	317,300
6,200	Harvest Natural Resources, Inc. (b)	86,738
1,900	Hornbeck Offshore Services, Inc. (b)	66,025
3,597	Houston Exploration Co. (b)	229,704
1,000	Hydril (b)	69,270
21,563	Input/Output, Inc. (b)	211,964
12,300	Key Energy Services, Inc. (b)	181,425
10,701	KFX, Inc. (b)	166,080
3,029	Lone Star Technologies, Inc. (b)	142,666
2,000	Maritrans, Inc.	45,680
935	Markwest Hydrocarbon, Inc.	24,478
2,900	Matrix Service Co. (b)	34,916
8,900	Maverick Tube Corp. (b)	567,731
1,600	McMoRan Exploration Co. (b)	30,000
2,200	Meridian Resource Corp. (b)	7,810

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,000	Metretek Technologies, Inc. (b)	16,710
1,800	NATCO Group, Inc. - Class A (b)	68,400
18,777	Newpark Resources (b)	115,103
4,100	NS Group, Inc. (b)	207,378
2,800	Oceaneering International, Inc. (b)	122,416
4,600	Oil States International, Inc. (b)	147,936
6,500	Parallel Petroleum Corp. (b)	162,240
16,837	Parker Drilling Co. (b)	122,237
1,500	Penn Virginia Corp.	102,390
17,987	PetroHawk Energy Corp. (b)	210,808
3,643	Petroleum Development Corp. (b)	162,259
6,400	Petroquest Energy, Inc. (b)	74,816
2,100	PHI, Inc. (b)	66,276
14,700	Rentech, Inc. (b)	70,560
11,700	RPC, Inc.	269,100
7,100	St Mary Land & Exploration Co.	305,300
3,800	Stone Energy Corp. (b)	177,650
3,400	Sulphco, Inc. (b)	20,672
16,300	Superior Energy Services, Inc. (b)	558,275
5,686	Swift Energy Co. (b)	272,928
5,500	Syntroleum Corp. (b)	28,105
12,900	Tetra Technologies, Inc. (b)	369,069
12,900	Transmeridian Exploration, Inc. (b)	64,500
2,130	Transmontaigne, Inc. (b)	23,963
500	Tri-Valley Corp. (b)	3,365
2,400	Trico Marine Services, Inc. (b)	87,960
6,500	Universal Compression Holdings, Inc. (b)	414,050
6,100	USEC, Inc.	64,233
10,874	Vaalco Energy, Inc. (b)	98,845
6,900	Veritas DGC, Inc. (b)	395,163
5,400	W-H Energy Services, Inc. (b)	297,108
800	Westmoreland Coal Co. (b)	19,288
6,900	Whiting Petroleum Corp. (b)	322,230
1,600	World Fuel Services Corp.	75,712

		11,581,221

Health Care - 6.2%
5,800	Abiomed, Inc. (b)	79,228
3,344	Acadia Pharmaceuticals, Inc. (b)	21,502
8,500	Adolor Corp. (b)	203,405
700	Advanced Magnetics, Inc. (b)	22,449
9,360	ADVENTRX Pharmaceuticals, Inc. (b)	26,021
2,800	Air Methods Corp. (b)	53,900
5,900	Akorn, Inc. (b)	23,659
5,593	Albany Molecular Research, Inc. (b)	50,337
1,600	Alexion Pharmaceuticals, Inc. (b)	54,976
6,800	Align Technology, Inc. (b)	45,968
7,929	Alkermes, Inc. (b)	136,062
3,100	Alliance Imaging, Inc. (b)	19,592
7,600	Allos Therapeutics (b)	29,032
6,556	Allscripts Healthcare Solutions, Inc. (b)	124,957
2,900	Alnylam Pharmaceuticals, Inc. (b)	37,033
6,400	Alpharma, Inc.- Class A	144,512
1,800	Amedisys, Inc. (b)	68,742
151,131	American Medical Systems Holdings, Inc. (b)	2,758,141
5,000	AMERIGROUP Corp. (b)	145,500
10,747	AMICAS, Inc. (b)	31,596
5,872	AMN Healthcare Services, Inc. (b)	131,885
4,900	Amsurg Corp. (b)	108,633
1,500	Analogic Corp.	68,610
10,100	Andrx Corp. (b)	240,885
12,953	Applera Corp. - Celera Genomics Group (b)	174,866
8,400	Arena Pharmaceuticals, Inc. (b)	86,940
10,900	Ariad Pharmaceuticals, Inc. (b)	45,453
4,300	Arqule, Inc. (b)	22,188
7,728	Array Biopharma, Inc. (b)	64,606
38,600	Arrow International, Inc.	1,224,778
36,343	Arthrocare Corp. (b)	1,600,546
3,500	Aspect Medical Systems, Inc. (b)	51,275
6,904	Atherogenics, Inc. (b)	90,995
4,350	AVANIR Pharmaceuticals - Class A (b)	29,189
2,600	AVI BioPharma, Inc. (b)	7,358
5,100	Bentley Pharmaceuticals, Inc. (b)	50,439
28,000	Bio-Rad Laboratories, Inc. - Class A (b)	1,844,920
1,100	Bio-Reference Labs, Inc. (b)	25,905
2,900	BioCryst Pharmaceuticals, Inc. (b)	33,060
9,100	Bioenvision, Inc. (b)	42,042
13,300	BioMarin Pharmaceuticals, Inc. (b)	194,313
3,800	BioScrip, Inc. (b)	15,086
1,300	Biosite, Inc. (b)	50,674

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
5,500	BioVeris Corp. (b)	43,450
2,800	Bradley Pharmaceuticals, Inc. (b)	28,392
20,848	Bruker BioSciences Corp. (b)	121,752
7,124	Caliper Life Sciences, Inc. (b)	30,135
3,100	Cambrex Corp.	66,061
5,018	Candela Corp. (b)	78,281
4,000	Capital Senior Living Corp. (b)	40,840
5,500	Caraco Pharmaceutical Laboratories Ltd. (b)	52,525
10,800	Cell Genesys, Inc. (b)	53,028
1,600	Centene Corp. (b)	26,000
5,000	Cepheid, Inc. (b)	45,600
4,800	Chemed Corp.	176,544
2,801	CNS, Inc.	63,639
1,100	Collagenex Pharmaceuticals, Inc. (b)	9,471
1,900	Computer Programs & Systems, Inc.	70,091
1,998	Conceptus, Inc. (b)	30,190
3,595	Connetics Corp. (b)	34,440
40,000	Cooper Cos., Inc. (The)	1,768,000
1,200	Corvel Corp. (b)	30,780
6,646	Cross Country Healthcare, Inc. (b)	118,764
9,300	Cubist Pharmaceuticals, Inc. (b)	213,156
10,800	CuraGen Corp. (b)	32,832
1,380	Curis, Inc. (b)	1,573
1,000	Cutera, Inc. (b)	22,060
4,270	CV Therapeutics, Inc. (b)	52,307
3,300	Cypress Bioscience, Inc. (b)	19,008
3,038	Datascope Corp.	93,358
4,100	Dendreon Corp. (b)	18,983
16,183	Depomed, Inc. (b)	74,442
3,943	Digene Corp. (b)	166,434
1,000	Dionex Corp. (b)	55,350
10,512	Discovery Laboratories, Inc. (b)	18,816
10,327	Diversa Corp. (b)	96,661
5,086	DJO, Inc. (b)	200,744
3,858	Dov Pharmaceutical, Inc. (b)	5,478
9,100	Durect Corp. (b)	28,665
7,500	Dyax Corp. (b)	23,550
2,500	Emisphere Technologies, Inc. (b)	17,800
9,886	Encore Medical Corp. (b)	61,886
3,400	Enzo Biochem, Inc. (b)	43,826
2,100	Enzon Pharmaceuticals, Inc. (b)	16,821
700	EPIX Pharmaceuticals, Inc. (b)	3,409
8,300	eResearch Technology, Inc. (b)	70,218
5,677	ev3, Inc. (b)	95,147
14,780	Exelixis, Inc. (b)	131,542
2,700	Five Star Quality Care, Inc. (b)	29,160
21,500	Gen-Probe, Inc. (b)	1,116,925
3,743	Genesis HealthCare Corp. (b)	181,798
4,524	Gentiva Health Services, Inc. (b)	72,791
9,600	Geron Corp. (b)	61,344
75,500	Greatbatch, Inc. (b)	1,850,505
6,300	Haemonetics Corp. (b)	276,381
4,800	HealthExtras, Inc. (b)	124,608
7,200	HealthTronics, Inc. (b)	47,304
5,100	Healthways, Inc. (b)	273,972
2,850	Hi-Tech Pharmacal Co., Inc. (b)	46,711
3,600	HMS Holdings Corp. (b)	40,392
7,840	Hologic, Inc. (b)	352,094
2,100	Horizon Health Corp. (b)	27,678
8,000	Human Genome Sciences, Inc. (b)	77,680
9,852	ICOS Corp. (b)	225,020
3,200	ICU Medical, Inc. (b)	133,696
7,778	Illumina, Inc. (b)	297,353
7,823	Incyte Corp. (b)	33,326
6,700	Indevus Pharmaceuticals, Inc. (b)	35,108
3,055	Inspire Pharmaceuticals, Inc. (b)	13,656
35,759	Integra LifeSciences Holdings Corp. (b)	1,318,077
8,253	Intermagnetics General Corp. (b)	223,821
6,500	InterMune, Inc. (b)	103,805
1,900	inVentiv Health, Inc. (b)	53,010
3,100	Inverness Medical Innovations, Inc. (b)	92,194
2,600	IRIS International, Inc. (b)	31,252
10,035	Isis Pharmaceuticals, Inc. (b)	60,310
1,900	Kendle International, Inc. (b)	55,233
1,549	Kensey Nash Corp. (b)	43,775
7,461	Keryx Biopharmaceuticals, Inc. (b)	85,801
4,829	Kindred Healthcare, Inc. (b)	127,630
24	Kosan Biosciences, Inc. (b)	84
26,686	Kyphon, Inc. (b)	908,925
1,300	Landauer, Inc.	60,801

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,543	LCA-Vision, Inc.	109,730
8,700	Lexicon Genetics, Inc. (b)	38,367
5,700	Lifecell Corp. (b)	162,849
6,095	Luminex Corp. (b)	104,346
6,700	Magellan Health Services, Inc. (b)	322,069
1,300	MannKind Corp. (b)	23,777
3,200	Martek Biosciences Corp. (b)	89,376
2,600	Matria Healthcare, Inc. (b)	64,142
7,289	Maxygen, Inc. (b)	55,980
11,096	Medarex, Inc. (b)	103,748
3,232	Medcath Corp. (b)	67,937
2,000	Medical Action Industries, Inc. (b)	44,340
3,400	Medicis Pharmaceutical Corp. - Class A	93,704
6,600	Mentor Corp.	293,436
3,194	Merge Technologies, Inc. (b)	22,675
4,501	Meridian Bioscience, Inc.	94,521
5,750	Merit Medical Systems, Inc. (b)	83,490
5,300	Metabasis Therapeutics, Inc. (b)	33,920
600	MGI Pharma, Inc. (b)	8,766
3,300	Molecular Devices Corp. (b)	76,197
2,100	Molina Healthcare, Inc. (b)	69,594
2,020	Monogram Biosciences, Inc. (b)	3,434
7,805	Myogen, Inc. (b)	240,862
6,700	Myriad Genetics, Inc. (b)	164,954
7,800	Nabi Biopharmaceuticals (b)	39,624
1,311	Nastech Pharmaceutical Co., Inc. (b)	17,843
1,600	National Healthcare Corp.	73,904
15,772	Nektar Therapeutics (b)	257,084
2,500	Neopharm, Inc. (b)	11,375
8,600	Neurogen Corp. (b)	45,408
86	New River Pharmaceuticals, Inc. (b)	2,102
87	NitroMed, Inc. (b)	348
3,900	Northfield Laboratories, Inc. (b)	47,190
8,100	Novavax, Inc. (b)	31,347
3,639	Noven Pharmaceuticals, Inc. (b)	71,907
500	NPS Pharmaceuticals, Inc. (b)	1,950
3,850	NuVasive, Inc. (b)	67,336
9,152	Nuvelo, Inc. (b)	155,584
7,529	Odyssey HealthCare, Inc. (b)	135,597
5,500	Omnicell, Inc. (b)	89,650
4,100	Option Care, Inc.	46,371
8,925	OraSure Technologies, Inc. (b)	83,360
3,400	OSI Pharmaceuticals, Inc. (b)	113,526
3,400	Owens & Minor, Inc.	102,714
9,900	Pain Therapeutics, Inc. (b)	82,467
894	Palomar Medical Technologies, Inc. (b)	34,052
6,900	Panacos Pharmaceuticals, Inc. (b)	33,120
6,500	Parexel International Corp. (b)	192,855
1,616	PDI, Inc. (b)	24,692
7,200	PDL BioPharma, Inc. (b)	129,672
1,300	Penwest Pharmaceuticals Co. (b)	27,040
2,600	Per-Se Technologies, Inc. (b)	62,062
13,500	Perrigo Co.	213,840
5,400	Pharmion Corp. (b)	92,988
5,122	PolyMedica Corp.	198,273
5,917	Pozen, Inc. (b)	44,673
3,886	Progenics Pharmaceuticals, Inc. (b)	85,337
1,126	Providence Service Corp. (The) (b)	27,666
4,732	PSS World Medical, Inc. (b)	93,930
3,200	Psychiatric Solutions, Inc. (b)	100,768
14,500	Quidel Corp. (b)	138,330
4,600	Radiation Therapy Services, Inc. (b)	127,788
3,200	Regeneration Technologies, Inc. (b)	18,688
12,490	Regeneron Pharmaceuticals, Inc. (b)	170,613
2,300	RehabCare Group, Inc. (b)	43,056
4,800	Renovis, Inc. (b)	60,720
3,800	Res-Care, Inc. (b)	72,276
45,000	Respironics, Inc. (b)	1,601,100
4,200	Rigel Pharmaceuticals, Inc. (b)	42,840
92,000	Salix Pharmaceuticals Ltd. (b)	938,400
2,800	Sangamo Biosciences, Inc. (b)	13,216
6,000	Santarus, Inc. (b)	33,240
10,400	Savient Pharmaceuticals, Inc. (b)	61,360
987	Sciclone Pharmaceuticals, Inc. (b)	2,092
6,700	Sciele Pharma, Inc. (b)	136,948
7,616	Seattle Genetics, Inc. (b)	30,921
4,061	Senomyx, Inc. (b)	56,895
100	SeraCare Life Sciences, Inc. (b)	515
10,700	Sirna Therapeutics, Inc. (b)	53,607
700	Sirona Dental Systems, Inc.	23,373

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,900	Solexa, Inc. (b)	25,694
3,386	SonoSite, Inc. (b)	109,300
3,900	Spectranetics Corp. (b)	50,271
13,000	STERIS Corp.	301,210
2,000	Sun Healthcare Group, Inc. (b)	17,340
8,200	Sunrise Senior Living, Inc. (b)	236,816
10,591	SuperGen, Inc. (b)	35,268
2,866	SurModics, Inc. (b)	102,460
5,053	Symbion, Inc. (b)	95,047
100,000	Symmetry Medical, Inc. (b)	1,453,000
10,693	Tanox, Inc. (b)	152,482
34	Third Wave Technologies, Inc. (b)	87
9,000	Thoratec Corp. (b)	124,200
4,503	Trimeris, Inc. (b)	42,779
6,030	TriPath Imaging, Inc. (b)	37,688
4,220	Trizetto Group (b)	57,223
4,100	United Surgical Partners International, Inc. (b)	101,270
1,400	US Physical Therapy, Inc. (b)	21,406
5,700	Valeant Pharmaceuticals International	98,496
6,800	Varian, Inc. (b)	305,864
32,700	Ventana Medical Systems, Inc. (b)	1,524,147
5,686	Viasys Healthcare, Inc. (b)	146,471
9,129	Viropharma, Inc. (b)	71,024
2,500	VistaCare, Inc. - Class A (b)	29,100
2,726	Vital Images, Inc. (b)	61,935
2,503	Vital Signs, Inc.	128,879
4,000	West Pharmaceutical Services, Inc.	155,200
79,400	Wright Medical Group, Inc. (b)	1,749,182
1,900	Zoll Medical Corp. (b)	66,804
11,684	Zymogenetics, Inc. (b)	220,477

		39,572,494

Industrials - 8.1%
3,500	A.O. Smith Corp.	150,010
7,600	AAR Corp. (b)	179,968
194,700	ABM Industries, Inc.	3,212,550
6,900	ABX Air, Inc. (b)	37,191
5,200	ACCO Brands Corp. (b)	102,076
22,500	Actuant Corp. - Class A	990,225
7,786	Acuity Brands, Inc.	340,482
5,200	Administaff, Inc.	164,372
600	Advisory Board Co. (The) (b)	27,798
2,400	AGCO Corp. (b)	55,104
16,229	Airtran Holdings, Inc. (b)	203,512
900	Alamo Group, Inc.	17,676
3,900	Alaska Air Group, Inc. (b)	144,807
5,144	Albany International Corp. - Class A	184,824
1,700	Amerco, Inc. (b)	149,940
3,400	American Ecology Corp.	73,882
4,002	American Superconductor Corp. (b)	36,818
2,000	American Woodmark Corp.	67,960
1,600	Ameron International Corp.	90,128
5,300	Apogee Enterprises, Inc.	76,161
6,964	Applied Industrial Technologies, Inc.	162,400
2,900	Argon ST, Inc. (b)	71,891
4,700	Arkansas Best Corp.	208,821
7,200	Armor Holdings, Inc. (b)	371,952
2,800	Astec Industries, Inc. (b)	59,360
3,600	ASV, Inc. (b)	54,936
6,279	Aviall, Inc. (b)	298,441
1,300	Badger Meter, Inc.	28,288
2,500	Baldor Electric Co.	74,000
4,229	Banta Corp.	149,411
7,858	Barnes Group, Inc.	133,665
1,000	Barrett Business Services (b)	21,500
9,100	BE Aerospace, Inc. (b)	225,225
7,226	Belden CDT, Inc.	234,484
3,202	Bowne & Co., Inc.	44,412
63,486	Brady Corp. - Class A	2,143,287
500	Briggs & Stratton Corp.	12,800
300	C&D Technologies, Inc.	2,130
41,200	Capstone Turbine Corp. (b)	75,396
2,610	Cascade Corp.	96,570
4,000	Casella Waste Systems, Inc. - Class A (b)	46,760
17,000	CBIZ, Inc. (b)	125,460
3,000	CDI Corp.	58,650
2,968	Celadon Group, Inc. (b)	52,148
400	Central Parking Corp.	6,152
10,300	Cenveo, Inc. (b)	197,039
5,000	Ceradyne, Inc. (b)	244,450

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,900	CIRCOR International, Inc.	52,915
53,200	Clarcor, Inc.	1,512,476
2,672	Clean Harbors, Inc. (b)	98,570
4,900	Coinstar, Inc. (b)	119,511
7,200	Columbus McKinnon Corp. (b)	135,576
10,300	Comfort Systems USA, Inc.	141,831
3,500	Commercial Vehicle Group, Inc. (b)	63,035
2,600	COMSYS IT Partners, Inc. (b)	38,246
1,800	Consolidated Graphics, Inc. (b)	88,542
12,858	Continental Airlines, Inc. - Class B (b)	338,680
8,000	Corrections Corp. of America (b)	436,800
900	CoStar Group, Inc. (b)	39,033
21,360	Covanta Holding Corp. (b)	377,004
49,600	CRA International, Inc. (b)	2,242,416
3,400	Crane Co.	130,560
2,700	Cubic Corp.	54,162
4,200	Curtiss-Wright Corp.	122,052
2,550	DiamondCluster International, Inc. (b)	23,001
4,643	Dollar Thrifty Automotive Group (b)	207,821
7,420	DRS Technologies, Inc.	343,472
3,000	Ducommun, Inc. (b)	53,970
1,100	Dynamex, Inc. (b)	23,034
2,400	EDO Corp.	53,856
10,600	EGL, Inc. (b)	465,446
6,338	Electro Rent Corp. (b)	93,993
5,843	EMCOR Group, Inc. (b)	301,031
5,787	Encore Wire Corp. (b)	205,381
4,563	Energy Conversion Devices, Inc. (b)	153,545
4,600	EnerSys (b)	82,938
4,800	ENGlobal Corp. (b)	36,480
3,100	Ennis, Inc.	60,140
2,801	EnPro Industries, Inc. (b)	87,615
4,229	ESCO Technologies, Inc. (b)	222,826
4,529	Essex Corp. (b)	69,565
49,429	Esterline Technologies Corp. (b)	2,092,330
13,400	Evergreen Solar, Inc. (b)	126,362
3,300	Exponent, Inc. (b)	52,008
6,568	ExpressJet Holdings, Inc. (b)	44,925
8,700	Federal Signal Corp.	129,891
60,000	First Advantage Corp. - Class A (b)	1,174,800
4,400	First Consulting Group, Inc. (b)	38,984
6,300	Flanders Corp. (b)	56,826
5,300	Florida East Coast Industries	248,252
7,200	Flow International Corp. (b)	97,200
5,800	Forward Air Corp.	186,122
1,400	Franklin Electric Co., Inc.	66,598
4,587	Frontier Airlines Holdings, Inc. (b)	29,724
3,841	FTI Consulting, Inc. (b)	100,826
11,400	FuelCell Energy, Inc. (b)	100,662
53,310	G&K Services, Inc. - Class A	1,798,146
7,000	Gardner Denver, Inc. (b)	242,550
1,800	Gehl Co. (b)	49,716
10,200	General Cable Corp. (b)	364,140
7,500	Genesee & Wyoming, Inc. - Class A (b)	197,325
1,400	Genlyte Group, Inc. (b)	97,370
1,100	Geo Group, Inc. (The) (b)	45,342
1,300	Gorman-Rupp Co. (The)	34,476
18,000	GrafTech International Ltd. (b)	96,660
7,400	Granite Construction, Inc.	321,826
2,100	Greenbrier Cos., Inc.	58,338
3,029	Griffon Corp. (b)	68,516
18,533	Heartland Express, Inc.	278,922
1,600	Heico Corp.	49,360
9,300	Heico Corp. - Class A	243,660
2,400	Heidrick & Struggles International, Inc. (b)	77,568
2,400	Herley Industries, Inc. (b)	25,752
7,700	Hexcel Corp. (b)	110,649
9,750	HUB Group, Inc. - Class A (b)	220,155
5,000	Hudson Highland Group, Inc. (b)	49,500
50,000	IDEX Corp.	2,172,500
3,600	IHS, Inc. - Class A (b)	114,156
3,897	II-VI, Inc. (b)	72,133
10,311	IKON Office Solutions, Inc.	142,395
9,472	Infrasource Services, Inc. (b)	175,990
3,000	Innovative Solutions & Support, Inc. (b)	45,450
7,419	Insituform Technologies, Inc. - Class A (b)	159,879
3,400	Interpool, Inc.	68,408
14,284	Ionatron, Inc. (b)	108,558
12,200	Jacuzzi Brands, Inc. (b)	102,480
17,400	JLG Industries, Inc.	314,940

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
4,500	John H. Harland Co.	176,895
4,818	Kaman Corp.	88,410
7,100	Kansas City Southern (b)	174,802
5,000	Kaydon Corp.	181,250
2,500	Kelly Services, Inc. - Class A	67,675
24,200	Kennametal, Inc.	1,288,650
6,553	Kforce, Inc. (b)	81,716
6,800	Kirby Corp. (b)	218,348
7,950	Knight Transportation, Inc.	136,422
4,200	Korn/Ferry International (b)	77,994
462	LaBarge, Inc. (b)	5,151
7,500	Labor Ready, Inc. (b)	122,325
2,233	Ladish Co., Inc. (b)	75,922
3,100	Lamson & Sessions Co. (The) (b)	86,893
2,470	Layne Christensen Co. (b)	71,729
4,113	Learning Tree International, Inc. (b)	33,932
4,000	LECG Corp. (b)	73,680
2,800	Lennox International, Inc.	63,868
7,757	Lincoln Electric Holdings, Inc.	445,097
1,658	Lindsay Manufacturing Co.	44,368
2,000	LMI Aerospace, Inc. (b)	45,680
4,198	LSI Industries, Inc.	64,271
4,000	M&F Worldwide Corp. (b)	68,840
3,900	McGrath Rentcorp.	105,378
3,600	Marten Transport, Ltd. (b)	55,872
1,700	Medis Technologies Ltd. (b)	37,740
6,700	Mesa Air Group, Inc. (b)	56,682
800	Michael Baker Corp. (b)	16,888
400	Middleby Corp. (b)	31,288
1,600	Miller Industries, Inc. (b)	29,520
6,500	Mine Safety Appliances Co.	258,310
7,400	Mobile Mini, Inc. (b)	226,588
58,500	Moog, Inc. - Class A (b)	2,029,365
2,100	MTC Technologies, Inc. (b)	42,483
3,100	Mueller Industries, Inc.	113,894
485	NACCO Industries, Inc. - Class A	67,012
104,100	Navigant Consulting, Inc. (b)	1,986,228
6,900	Navistar International Corp. (b)	154,284
4,300	NCI Building Systems, Inc. (b)	200,982
5,300	NCO Group, Inc. (b)	140,185
6,600	Nordson Corp.	300,300
1,200	Nuco2, Inc. (b)	29,208
6,400	Old Dominion Freight Line, Inc. (b)	208,512
4,600	On Assignment, Inc. (b)	39,330
12,400	Orbital Sciences Corp. (b)	222,084
6,100	Perini Corp. (b)	137,982
8,500	PHH Corp. (b)	212,585
1,093	Pinnacle Airlines Corp. (b)	6,394
18,173	Power-One, Inc. (b)	114,853
1,500	PRG-Schultz International, Inc. (b)	495
1,300	PW Eagle, Inc.	37,765
1,700	Quality Distribution, Inc. (b)	21,709
24,100	Quanta Services, Inc. (b)	384,636
6,500	RailAmerica, Inc. (b)	65,260
1,587	Raven Industries, Inc.	47,308
5,000	Regal-Beloit Corp.	198,750
9,400	Republic Airways Holdings, Inc. (b)	156,228
3,500	Resources Connection, Inc. (b)	82,845
2,300	Robbins & Myers, Inc.	61,640
4,300	Rollins, Inc.	90,859
3,700	Rush Enterprises, Inc. - Class A (b)	68,080
3,400	Saia, Inc. (b)	95,846
110,000	Schawk, Inc.	1,821,600
2,200	School Specialty, Inc. (b)	70,400
13,500	Shaw Group, Inc. (The) (b)	279,315
8,250	Simpson Manufacturing Co., Inc.	231,000
7,300	SIRVA, Inc. (b)	39,931
18,600	Sitel Corp. (b)	59,706
9,380	Skywest, Inc.	227,465
13,801	Spherion Corp. (b)	104,888
800	Standard Parking Corp. (b)	25,008
3,600	Standard Register Co. (The)	44,280
1,500	Standex International Corp.	41,040
1,000	Sterling Construction Co., Inc. (b)	26,380
400	Sun Hydraulics Corp.	7,232
4,306	Superior Essex, Inc. (b)	132,194
13,900	Swift Transportation Co., Inc. (b)	371,825
8,100	Synagro Techologies, Inc.	32,157
4,320	Taser International, Inc. (b)	31,190
1,169	Team, Inc. (b)	28,898

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
1,594	Tecumseh Products Co. - Class A (b)	28,293
9,737	TeleTech Holdings, Inc. (b)	122,686
2,800	Tennant Co.	66,556
4,455	Tetra Tech, Inc. (b)	71,414
300	TRC Cos., Inc. (b)	2,934
7,600	Tredegar Corp.	120,232
2,500	Trex Co., Inc. (b)	70,500
3,600	Triumph Group, Inc. (b)	172,764
2,140	TurboChef Technologies, Inc. (b)	21,336
3,200	UAP Holding Corp.	63,040
2,500	United Industrial Corp.	112,475
9,900	United Rentals, Inc. (b)	276,408
2,714	United Stationers, Inc. (b)	133,447
2,311	Universal Forest Products, Inc.	117,376
5,100	URS Corp. (b)	201,960
2,325	USA Truck, Inc. (b)	44,524
4,800	Valmont Industries, Inc.	244,080
2,000	Viad Corp.	64,960
5,408	Vicor Corp.	61,922
3,600	Volt Information Sciences, Inc. (b)	152,640
3,700	Wabash National Corp.	52,688
8,029	Wabtec Corp.	213,250
3,300	Walter Industries, Inc.	147,708
2,600	Washington Group International, Inc.	140,400
29,800	Waste Connections, Inc. (b)	1,113,924
1,200	Waste Industries USA, Inc.	26,604
700	Watsco, Inc.	31,024
3,400	Watson Wyatt Worldwide, Inc.	112,064
4,800	Watts Water Technologies, Inc. - Class A	139,824
6,200	Werner Enterprises, Inc.	111,600
4,325	Woodward Governor Co.	126,766
2,504	World Air Holdings, Inc. (b)	20,232

		52,222,431

Information Technology - 8.7%
4,400	24/7 Real Media, Inc. (b)	34,892
76,715	3Com Corp. (b)	363,629
5,700	Acacia Research - Acacia Technologies (b)	68,742
4,846	Actel Corp. (b)	65,712
9,300	ActivIdentity Corp. (b)	44,268
8,650	Actuate Corp. (b)	35,033
26,180	Adaptec, Inc. (b)	115,192
12,100	Adtran, Inc.	264,627
13,900	Advanced Digital Information Corp. (b)	167,634
7,300	Advanced Energy Industries, Inc. (b)	94,462
1,700	Advent Software, Inc. (b)	53,074
14,563	Aeroflex, Inc. (b)	147,669
10,308	Agile Software Corp. (b)	60,508
4,800	Agilysys, Inc.	75,216
4,700	Airspan Networks, Inc. (b)	8,836
6,200	Altiris, Inc. (b)	107,012
6,800	AMIS Holdings, Inc. (b)	63,784
30,900	Amkor Technology, Inc. (b)	190,962
6,300	Anadigics, Inc. (b)	34,776
3,872	Anaren, Inc. (b)	69,193
5,300	Andrew Corp. (b)	44,785
8,100	Anixter International, Inc.	446,553
4,898	Ansoft Corp. (b)	101,780
4,700	Answerthink, Inc. (b)	19,505
5,143	Ansys, Inc. (b)	236,012
57,500	Applied Micro Circuits Corp. (b)	148,350
10,429	aQuantive, Inc. (b)	213,794
14,817	Ariba, Inc. (b)	115,573
15,800	Arris Group, Inc. (b)	168,902
5,500	Art Technology Group, Inc. (b)	14,685
6,100	Aspen Technology, Inc.	73,749
11,600	Asyst Technologies, Inc. (b)	80,852
6,700	Atheros Communications, Inc. (b)	110,684
91,800	Atmel Corp. (b)	439,722
563	ATMI, Inc. (b)	14,959
6,400	Avid Technology, Inc. (b)	225,536
15,700	Axcelis Technologies, Inc. (b)	86,821
3,086	Bankrate, Inc. (b)	92,858
36,619	BearingPoint, Inc. (b)	292,952
1,100	Bel Fuse, Inc. - Class B	34,749
16	Bell Microproducts, Inc. (b)	75
12,750	Benchmark Electronics, Inc. (b)	310,207
2,798	Black Box Corp.	115,026
200	Blackboard, Inc. (b)	5,666
2,400	Blue Coat Systems, Inc. (b)	34,512

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
7,548	Bookham, Inc. (b)	22,493
10,300	Borland Software Corp. (b)	57,680
3,187	Bottomline Technologies, Inc. (b)	23,711
11,740	Brightpoint, Inc. (b)	172,226
21,100	Brocade Communications Systems, Inc. (b)	132,086
5,922	Brooks Automation, Inc. (b)	66,859
10,072	C-COR, Inc. (b)	66,576
3,200	Cabot Microelectronics Corp. (b)	95,296
44,400	CACI International, Inc. - Class A (b)	2,501,940
6,900	Carrier Access Corp. (b)	53,130
1,500	Catapult Communications Corp. (b)	15,105
7,629	Checkpoint Systems, Inc. (b)	125,879
10,700	Chordiant Software, Inc. (b)	29,211
8,576	Ciber, Inc. (b)	55,744
104,200	Ciena Corp. (b)	378,246
20,200	Cirrus Logic, Inc. (b)	140,794
23,840	CNET Networks, Inc. (b)	201,210
8,200	Cognex Corp.	193,520
3,020	Coherent, Inc. (b)	96,821
4,354	Cohu, Inc.	66,094
11,065	CommScope, Inc. (b)	345,560
3,100	Comtech Telecommunications Corp. (b)	86,056
6,300	Concur Technologies, Inc. (b)	82,278
44,200	Conexant Systems, Inc. (b)	79,118
8,171	Covansys Corp. (b)	121,176
18,900	Credence Systems Corp. (b)	53,298
9,529	CSG Systems International, Inc. (b)	248,135
7,000	CTS Corp.	100,870
6,700	Cybersource Corp. (b)	67,268
7,042	Cymer, Inc. (b)	275,483
19,500	Cypress Semiconductor Corp. (b)	296,205
8,174	Daktronics, Inc.	230,016
6,000	Digi International, Inc. (b)	75,060
200	Digital Angel Corp. (b)	560
2,015	Digital Insight Corp. (b)	47,554
5,543	Digital River, Inc. (b)	248,548
11,200	Digitas, Inc. (b)	92,400
2,400	Diodes, Inc. (b)	86,136
6,640	Ditech Networks, Inc. (b)	53,917
9,638	Dot Hill Systems Corp. (b)	30,552
5,800	DSP Group, Inc. (b)	138,968
2,848	DTS, Inc. (b)	53,030
9,930	Dycom Industries, Inc. (b)	178,641
26,672	Earthlink, Inc. (b)	192,305
9,206	Echelon Corp. (b)	73,464
30,500	eCollege.com, Inc. (b)	622,505
4,060	EFJ, Inc. (b)	26,512
109,200	eFunds Corp. (b)	2,296,476
6,900	eSpeed, Inc. - Class A (b)	59,616
5,800	Electro Scientific Industries, Inc. (b)	101,964
5,055	Electronics for Imaging, Inc. (b)	102,010
11,472	Emcore Corp. (b)	80,992
3,100	EMS Technologies, Inc. (b)	47,740
6,200	Emulex Corp. (b)	92,318
20,629	Entegris, Inc. (b)	194,944
12,700	Entrust, Inc. (b)	36,195
7,558	Epicor Software Corp. (b)	88,580
4,330	EPIQ Systems, Inc. (b)	69,713
4,200	Equinix, Inc. (b)	219,996
95,900	Euronet Worldwide, Inc. (b)	2,436,819
5,300	Exar Corp. (b)	68,635
23,800	Extreme Networks, Inc. (b)	90,678
58,600	Factset Research Systems, Inc.	2,572,540
2,900	Fargo Electronics, Inc. (b)	73,892
3,300	FEI Co. (b)	71,874
7,829	Filenet Corp. (b)	249,119
2,100	Finisar Corp. (b)	5,880
1,800	Flir Systems, Inc. (b)	43,218
7,362	Formfactor, Inc. (b)	315,609
4,500	Forrester Research, Inc. (b)	120,150
27,200	Foundry Networks, Inc. (b)	281,792
6,100	FSI International, Inc. (b)	35,502
6,529	Genesis Microchip, Inc. (b)	88,142
3,355	Gerber Scientific, Inc. (b)	51,432
2,300	Gevity HR, Inc.	51,083
14,800	Glenayre Technologies, Inc. (b)	38,332
4,684	Global Imaging Systems, Inc. (b)	198,040
7,200	Harmonic, Inc. (b)	36,360
13,100	Hypercom Corp. (b)	123,140
21,302	Identix, Inc. (b)	168,712

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
8,100	iGate Corp. (b)	33,453
6,500	Imation Corp.	264,680
8,300	Indus International, Inc. (b)	19,588
4,300	Infocrossing, Inc. (b)	48,332
16,300	Informatica Corp. (b)	227,711
3,000	Infospace, Inc. (b)	66,180
4,730	infoUSA, Inc.	45,030
9,267	Insight Enterprises, Inc. (b)	156,983
886	Integral Systems, Inc.	26,421
7,200	Integrated Silicon Solutions, Inc. (b)	37,728
4,500	Inter-Tel, Inc.	96,480
1,300	Interactive Intelligence, Inc. (b)	17,563
8,702	Interdigital Communications Corp. (b)	238,522
5,661	Intergraph Corp. (b)	201,135
3,600	Intermec, Inc. (b)	87,840
2,800	International DisplayWorks, Inc. (b)	13,328
9,500	Internet Capital Group, Inc. (b)	83,790
3,477	Internet Security Systems, Inc. (b)	78,198
2,544	InterVoice, Inc. (b)	16,078
9,600	Interwoven, Inc. (b)	91,008
4,500	Intevac, Inc. (b)	94,815
4,102	Itron, Inc. (b)	190,907
8,200	j2 Global Communications, Inc. (b)	229,600
602	Jack Henry & Associates, Inc.	11,360
5,700	JDA Software Group, Inc. (b)	88,179
5,738	Jupitermedia Corp. (b)	57,437
8,143	Keane, Inc. (b)	117,422
2,300	Keithley Instruments, Inc.	25,967
19,377	Kemet Corp. (b)	162,185
5,443	Komag, Inc. (b)	208,521
13,758	Kopin Corp. (b)	45,677
70,100	Kronos, Inc. (b)	2,033,601
8,637	Kulicke & Soffa Industries, Inc. (b)	63,827
26,276	Lattice Semiconductor Corp. (b)	155,028
25,000	Lawson Software, Inc. (b)	167,500
7,040	Lightbridge, Inc. (b)	81,312
9,844	Lionbridge Technologies, Inc. (b)	59,162
3,100	Littelfuse, Inc. (b)	104,718
2,500	LoJack Corp. (b)	39,525
13,700	LTX Corp. (b)	73,980
8,033	Macrovision Corp. (b)	157,607
4,840	Magma Design Automation, Inc. (b)	35,042
3,200	Manhattan Associates, Inc. (b)	67,392
1,100	Mantech International Corp. - Class A (b)	31,009
4,359	Mapinfo Corp. (b)	49,954
5,529	Marchex, Inc. - Class B (b)	70,495
10,958	Mastec, Inc. (b)	143,221
12,215	Mattson Technology, Inc. (b)	99,430
4,286	MAXIMUS, Inc.	116,322
5,600	Maxwell Technologies, Inc. (b)	101,136
17,630	McData Corp. - Class A (b)	56,416
15,900	Mentor Graphics Corp. (b)	219,102
4,000	Merix Corp. (b)	42,040
4,514	Methode Electronics, Inc.	36,112
5,300	Metrologic Instruments, Inc. (b)	76,373
45,000	Mettler Toledo International, Inc. (b)	2,768,850
5,950	Micrel, Inc. (b)	63,546
6,143	Micros Systems, Inc. (b)	245,720
7,014	Microsemi Corp. (b)	177,454
100	MicroStrategy, Inc. - Class A (b)	8,245
11,300	Microtune, Inc. (b)	65,653
13,900	Midway Games, Inc. (b)	130,660
6,900	Mindspeed Technologies, Inc. (b)	12,351
7,761	MIPS Technologies, Inc. (b)	49,127
10,081	MKS Instruments, Inc. (b)	208,374
6,240	Mobility Electronics, Inc. (b)	35,069
3,200	MoneyGram International, Inc.	98,080
10,600	MoSys, Inc. (b)	76,108
19,900	MPS Group, Inc. (b)	258,501
3,500	MRO Software, Inc. (b)	73,920
22,304	MRV Communications, Inc. (b)	53,084
3,500	MTS Systems Corp.	129,010
2,100	Neoware, Inc. (b)	25,998
5,229	Netgear, Inc. (b)	101,181
886	Netlogic Microsystems, Inc. (b)	21,707
8,115	Netratings, Inc. (b)	100,869
6,500	Netscout Systems, Inc. (b)	41,795
11,260	Newport Corp. (b)	205,270
9,732	NIC, Inc. (b)	53,623
4,900	NMS Communications Corp. (b)	11,319

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
5,200	Novatel Wireless, Inc. (b)	57,512
26,829	Nuance Communications, Inc. (b)	248,437
3,600	NYFIX, Inc. (b)	15,660
12,000	Omnivision Technologies, Inc. (b)	228,000
34,610	ON Semiconductor Corp. (b)	217,697
5,000	Online Resources Corp. (b)	52,450
4,429	Open Solutions, Inc. (b)	122,462
10,816	Openwave Systems, Inc. (b)	71,277
3,500	Opnet Technologies, Inc. (b)	44,310
21,239	Opsware, Inc. (b)	147,611
7,700	Optical Communication Products, Inc. (b)	13,706
3,100	OSI Systems, Inc. (b)	55,769
4,700	Packeteer, Inc. (b)	43,005
18,800	Palm, Inc. (b)	280,308
4,200	Park Electrochemical Corp.	103,446
1,500	Parkervision, Inc. (b)	9,555
3,800	Paxar Corp. (b)	69,996
2,814	PC-Tel, Inc. (b)	26,198
2,710	PDF Solutions, Inc. (b)	30,596
7,100	Pegasystems, Inc.	46,221
3,300	Perficient, Inc. (b)	40,854
5,890	Pericom Semiconductor Corp. (b)	49,476
117,600	Perot Systems Corp. - Class A (b)	1,566,432
5,417	Phoenix Technologies Ltd. (b)	25,731
900	Photon Dynamics, Inc. (b)	9,558
6,472	Photronics, Inc. (b)	90,414
2,500	Planar Systems, Inc. (b)	26,400
7,200	Plantronics, Inc.	112,032
3,900	PLATO Learning, Inc. (b)	20,592
10,800	Plexus Corp. (b)	269,136
6,500	PLX Technology, Inc. (b)	59,605
31,000	PMC - Sierra, Inc. (b)	158,410
13,160	Polycom, Inc. (b)	292,152
5,100	Power Integrations, Inc. (b)	81,090
22,024	Powerwave Technologies, Inc. (b)	174,871
4,600	Presstek, Inc. (b)	36,938
5,716	QAD, Inc.	43,442
200	Quality Systems, Inc.	6,624
42,700	Quantum Corp. (b)	91,805
20,200	Quest Software, Inc. (b)	276,134
3,200	Radisys Corp. (b)	67,488
1,600	Radyne Corp. (b)	17,888
8,300	RAE Systems, Inc. (b)	30,627
16,300	Rambus, Inc. (b)	287,369
34,853	RealNetworks, Inc. (b)	348,181
13,500	Redback Networks, Inc. (b)	208,710
4,995	Remec, Inc.	5,594
4,896	Renaissance Learning, Inc.	67,761
41,680	RF Micro Devices, Inc. (b)	256,749
80,000	RightNow Technologies, Inc. (b)	970,400
60	Rimage Corp. (b)	1,461
3,800	Rofin-Sinar Technologies, Inc. (b)	204,554
3,400	Rogers Corp. (b)	193,800
14,809	RSA Security, Inc. (b)	408,432
4,800	Rudolph Technologies, Inc. (b)	66,768
14,906	S1 Corp. (b)	64,096
15,300	Safeguard Scientifics, Inc. (b)	30,906
2,878	SafeNet, Inc. (b)	49,041
19,387	Sapient Corp. (b)	93,058
2,900	Scansource, Inc (b)	86,275
100	Seachange International, Inc. (b)	662
10,800	Secure Computing Corp. (b)	60,048
7,400	Semitool, Inc. (b)	65,712
4,472	Semtech Corp. (b)	57,689
37,070	SI International, Inc. (b)	1,011,270
3,185	Sigma Designs, Inc. (b)	28,920
11,258	Silicon Image, Inc. (b)	119,110
9,500	Silicon Laboratories, Inc. (b)	350,740
23,420	Silicon Storage Technology, Inc. (b)	93,212
6,400	SimpleTech, Inc. (b)	35,840
1,900	Sirenza Microdevices, Inc. (b)	18,031
20,400	Skyworks Solutions, Inc. (b)	89,556
4,500	Sonic Solutions, Inc. (b)	63,945
14,329	SonicWALL, Inc. (b)	143,290
46,056	Sonus Networks, Inc. (b)	206,331
3,000	Spectralink Corp.	23,910
1,800	SPSS, Inc. (b)	48,654
600	SRA International, Inc. - Class A (b)	14,514
9,349	Staktek Holdings, Inc. (b)	57,590
3,200	Standard Microsystems Corp. (b)	85,056

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
2,500	Startek, Inc.	33,275
6,274	Stellent, Inc.	58,976
1,200	Stratasys, Inc. (b)	33,192
18,644	Stratex Networks, Inc. (b)	65,440
2,775	Supertex, Inc. (b)	92,241
43,511	Sycamore Networks, Inc. (b)	158,380
9,442	SYKES Enterprises, Inc. (b)	154,093
5,400	Symmetricom, Inc. (b)	38,232
5,530	Synaptics, Inc. (b)	116,241
5,600	SYNNEX Corp. (b)	115,248
2,600	Syntel, Inc.	54,236
64,282	Talx Corp.	1,320,995
9,500	Technitrol, Inc.	235,410
5,400	Tekelec (b)	55,566
17,740	Terayon Communication Systems, Inc. (b)	14,724
2,700	Terremark Worldwide, Inc. (b)	12,150
2,500	TheStreet.com, Inc.	23,550
12,500	THQ, Inc. (b)	283,625
43,981	TIBCO Software, Inc. (b)	350,089
1,850	TNS, Inc. (b)	38,110
1,400	Transaction Systems Architects, Inc. (b)	51,828
900	Travelzoo, Inc. (b)	26,604
9,880	Trident Microsystems, Inc. (b)	170,134
28,756	Triquint Semiconductor, Inc. (b)	135,728
9,200	TTM Technologies, Inc. (b)	101,568
9,100	Tyler Technologies, Inc. (b)	109,382
6,176	Ulticom, Inc. (b)	61,328
4,229	Ultimate Software Group, Inc. (b)	87,709
3,800	Ultratech, Inc. (b)	57,532
10,900	United Online, Inc.	118,919
1,600	Universal Display Corp. (b)	20,016
11,500	Utstarcom, Inc. (b)	95,565
5,200	VA Software Corp. (b)	20,644
15,401	Valueclick, Inc. (b)	221,928
6,400	Varian Semiconductor Equipment Associates, Inc. (b)	202,880
7,100	Veeco Instruments, Inc. (b)	158,188
3,800	Viasat, Inc. (b)	93,860
6,572	Vignette Corp. (b)	85,370
3,400	Viisage Technology, Inc. (b)	58,888
44,800	Vitesse Semiconductor Corp. (b)	42,112
67,300	WebEx Communications, Inc. (b)	2,307,044
12,024	webMethods, Inc. (b)	89,459
1,900	WebSideStory, Inc. (b)	23,237
4,400	Westell Technologies, Inc. - Class A (b)	10,032
6,200	Wind River Systems, Inc. (b)	51,274
5,523	Witness Systems, Inc. (b)	87,981
900	Woodhead Industries, Inc.	17,226
2,099	X-Rite, Inc.	19,437
23,100	Zhone Technologies, Inc. (b)	33,957
9,822	Zoran Corp. (b)	157,643
3,200	Zygo Corp. (b)	49,632

		55,953,221

Insurance - 2.0%
13,400	21st Century Insurance Group	207,298
14,918	Alfa Corp.	245,849
12,000	Alleghany Corp. (b)	3,317,640
6,700	American Equity Investment Life Holding Co.	72,963
2,238	American Physicians Capital, Inc. (b)	103,709
5,468	Argonaut Group, Inc. (b)	159,447
4,500	Bristol West Holdings, Inc.	65,250
4,880	Ceres Group, Inc. (b)	29,768
8,227	Citizens, Inc. (b)	42,616
2,000	Clark, Inc.	24,140
11,400	CNA Surety Corp. (b)	208,050
7,050	Delphi Financial Group - Class A	268,535
3,272	Donegal Group, Inc. - Class A	63,542
2,195	FBL Financial Group, Inc. - Class A	69,516
11,800	First Acceptance Corp. (b)	142,072
2,197	FPIC Insurance Group, Inc. (b)	84,914
3,700	Great American Financial Resources, Inc.	75,258
5,223	Harleysville Group, Inc.	165,726
6,600	Hilb Rogal & Hobbs Co.	267,300
2,500	Horace Mann Educators Corp.	42,425
3,520	Infinity Property & Casualty Corp.	144,637
1,400	LandAmerica Fiancial Group, Inc.	89,362
17,300	National Financial Partners Corp.	779,192
43,324	Navigators Group, Inc. (b)	1,841,703
10,700	Odyssey Re Holdings Corp.	287,830
6,100	Penn Treaty American Corp. (b)	42,822

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
25,000	Philadelphia Consolidated Holding Co. (b)	846,750
15,300	Phoenix Cos., Inc. (The)	208,080
5,784	PMA Capital Corp. - Class A (b)	57,666
5,520	Presidential Life Corp.	133,253
6,000	ProAssurance Corp. (b)	298,260
44,800	RLI Corp.	2,118,144
4,200	Selective Insurance Group	214,200
2,950	State Auto Financial Corp.	89,090
2,529	Stewart Information Services Corp.	86,947
86	United Fire & Casualty Co.	2,568
3,730	Universal American Financial Corp. (b)	46,252

		12,942,774

Materials - 1.8%
700	AEP Industries, Inc. (b)	31,262
20,700	AK Steel Holding Corp. (b)	267,444
7,900	Albemarle Corp.	398,318
6,400	Aleris International, Inc. (b)	262,016
2,300	AM Castle & Co.	76,084
6,200	AMCOL International Corp.	143,654
4,933	American Vanguard Corp.	72,762
67,950	Aptargroup, Inc.	3,499,425
2,300	Arch Chemicals, Inc.	81,512
344	Balchem Corp.	7,675
3,000	Brush Engineered Materials, Inc. (b)	69,210
5,700	Buckeye Technologies, Inc. (b)	42,750
5,100	Calgon Carbon Corp. (b)	30,906
5,900	Caraustar Industries, Inc. (b)	41,654
6,566	Century Aluminum Co. (b)	202,692
3,500	Chaparral Steel Co. (b)	245,665
1,400	Chesapeake Corp.	19,950
47,300	Coeur d’Alene Mines Corp. (b)	226,094
4,700	Compass Minerals International, Inc.	125,537
17,000	Constellation Copper Corp. (b)	38,155
1,300	Deltic Timber Corp.	64,194
7,800	Eagle Materials, Inc.	280,488
3,000	Ferro Corp.	48,450
6,200	Gibraltar Industries, Inc.	171,306
8,600	Glatfelter	134,160
23,200	Graphic Packaging Corp. (b)	88,624
1,100	Greif, Inc.	76,131
5,400	H.B. Fuller Co.	215,892
7,986	Headwaters, Inc. (b)	184,796
20,100	Hecla Mining Co. (b)	105,726
12,300	Hercules, Inc. (b)	170,970
3,900	Kronos Worldwide, Inc.	110,565
4,374	Landec Corp. (b)	42,384
3,000	MacDermid, Inc.	81,090
3,700	Material Sciences Corp. (b)	34,854
6,300	Metal Management, Inc.	179,424
1,600	Minerals Technologies, Inc.	80,992
6,700	Myers Industries, Inc.	111,488
3,800	NewMarket Corp.	189,164
800	NL Industries, Inc.	7,712
2,440	NN, Inc.	31,110
12,000	Olin Corp.	192,360
2,800	OM Group, Inc. (b)	98,336
3,800	Omnova Solutions, Inc. (b)	22,914
7,300	Oregon Steel Mills, Inc. (b)	337,552
1,900	Pioneer Co., Inc. (b)	49,894
20,500	PolyOne Corp. (b)	171,175
1,100	Quaker Chemical Corp.	21,241
3,600	Quanex Corp.	130,644
6,300	Rock-Tenn Co. - Class A	108,297
2,900	Royal Gold, Inc.	85,927
4,343	RTI International Metals, Inc. (b)	200,125
4,800	Ryerson Tull, Inc.	129,840
1,800	Schnitzer Steel Industries, Inc. - Class A	61,020
6,001	Schulman (A.), Inc.	131,302
2,000	Schweitzer-Mauduit International, Inc.	40,460
3,600	Sensient Technologies Corp.	71,784
6,600	Silgan Holdings, Inc.	244,266
6,300	Spartech Corp.	145,404
2,500	Steel Technologies, Inc.	58,025
1,100	Stepan Co.	33,000
17,000	Stillwater Mining Co. (b)	198,220
1,600	Symyx Technologies, Inc. (b)	39,376
16,000	Terra Industries, Inc. (b)	114,880
3,300	Texas Industries, Inc.	162,954
6,000	U.S. Concrete, Inc. (b)	52,260

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
8,100	Wausau Paper Corp.	99,144
1,500	Wellman, Inc.	4,560
2,000	Wheeling-Pittsburgh Corp. (b)	44,320
10,900	Worthington Industries, Inc.	222,578
2,600	Zoltek Co., Inc. (b)	60,008

		11,624,151

Real Estate - 1.4%
6,600	Acadia Realty Trust	157,344
672	Agree Realty Corp.	22,418
4,100	American Campus Communities, Inc.	103,894
8,200	Ashford Hospitality Trust, Inc.	96,350
700	Associated Estates Realty Corp.	9,303
7,800	BioMed Realty Trust, Inc.	232,518
3,900	Boykin Lodging Co. (b)	41,886
5,500	Cedar Shopping Centers, Inc.	83,380
6,000	Colonial Properties Trust	287,580
1,100	Columbia Equity Trust, Inc.	16,687
216	Consolodated-Tomoka Land Co.	13,046
6,393	Corporate Office Properties Trust	287,685
1,532	Cousins Properties, Inc.	48,672
7,700	Crescent Real Estate Equities Co.	150,304
7,900	Digital Realty Trust, Inc.	215,907
4,200	EastGroup Properties, Inc.	197,526
2,700	Education Realty Trust, Inc.	42,201
5,000	Entertainment Properties Trust	212,850
4,609	Equity Inns, Inc.	72,684
3,800	Equity Lifestyle Properties, Inc.	163,286
10,500	Equity One, Inc.	229,635
8,100	Extra Space Storage, Inc.	129,033
9,900	FelCor Lodging Trust, Inc.	217,800
4,300	First Industrial Realty Trust, Inc.	173,204
2,600	First Potomac Realty Trust	73,554
4,800	Glenborough Realty Trust, Inc.	106,560
5,700	Glimcher Realty Trust	134,805
8,500	Heritage Property Investment Trust	306,765
2,100	Hersha Hospitality Trust	19,383
9,200	Highland Hospitality Corp.	122,820
4,600	Highwoods Properties, Inc.	171,304
5,900	Home Properties, Inc.	329,102
3,700	Inland Real Estate Corp.	59,977
9,300	Innkeepers USA Trust	156,891
5,100	Kite Realty Group Trust	78,693
5,600	LaSalle Hotel Properties	231,336
8,000	Lexington Corporate Properties Trust	159,360
5,400	Longview Fibre Co.	113,616
3,600	Maguire Properties, Inc.	134,676
1,800	Mid-America Apartment Communities, Inc.	102,816
1,600	Mission West Properties	17,328
30,200	Move, Inc. (b)	132,880
8,072	National Retail Properties, Inc.	168,220
2,800	Parkway Properties, Inc.	127,316
6,000	Pennsylvania Real Estate Investment Trust	236,280
7,700	Post Properties, Inc.	369,677
5,599	Potlatch Corp.	193,781
4,000	PS Business Parks, Inc.	240,000
2,100	Ramco-Gershenson Properties	61,803
3,248	Saul Centers, Inc.	129,595
5,500	Senior Housing Properties Trust	102,245
4,400	Sizeler Property Investors, Inc.	71,060
3,200	Sovran Self Storage, Inc.	165,344
6,929	Strategic Hotel Resorts, Inc.	138,234
1,600	Sun Communities, Inc.	51,072
7,300	Sunstone Hotel Investors, Inc.	207,028
3,300	Tanger Factory Outlet Centers, Inc.	108,570
9,200	Taubman Centers, Inc.	381,800
1,310	Tejon Ranch Co. (b)	53,461
1,800	Trammell Crow Co. (b)	62,028
1,300	Urstadt Biddle Properties, Inc.	20,800
3,800	Urstadt Biddle Properties, Inc. - Class A	64,106
4,300	U-Store-It Trust	81,958
7,500	Washington Real Estate Investment Trust	278,100
4,800	Winston Hotels, Inc.	59,040
8,200	Winthrop Realty Trust	50,922

		9,079,499

Telecommunication Services - 0.3%
13,550	@Road, Inc. (b)	59,213
8,800	Alaska Communications Systems Group, Inc.	109,032

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
16,740	Broadwing Corp. (b)	153,841
34,800	Cincinnati Bell, Inc. (b)	139,548
7,900	Cogent Commuications Group, Inc. (b)	70,863
1,502	Commonwealth Telephone Enterprises, Inc.	50,332
2,100	CT Communications, Inc.	52,458
25,553	Dobson Communications Corp. - Class A (b)	171,461
8,300	First Avenue Networks, Inc. (b)	66,815
11,363	General Communication, Inc. - Class A (b)	135,561
1,400	IDT Corp. (b)	18,326
6,900	IDT Corp. - Class B (b)	92,322
3,300	North Pittsburgh Systems, Inc.	85,239
11,800	Premiere Global Services, Inc. (b)	86,494
10,800	Price Communications Corp. (b)	187,488
9,300	SBA Communications Corp. - Class A (b)	222,084
900	Shenandoah Telecommunications Co.	39,483
1,200	SunCom Wireless Holdings, Inc - Class A (b)	1,668
2,913	SureWest Communications	50,803
5,333	Talk America Holdings, Inc. (b)	31,625
10,000	Time Warner Telecom, Inc. - Class A (b)	167,500

		1,992,156

Utilities - 0.6%
5,300	Allete, Inc.	246,026
3,000	American States Water Co.	113,550
70,600	Aquila, Inc. (b)	313,464
3,800	Avista Corp.	94,924
1,720	Black Hills Corp.	61,628
3,100	California Water Service Group	113,460
1,739	Cascade Natural Gas Corp.	45,075
1,300	Central Vermont Public Service Corp.	28,535
2,358	CH Energy Group, Inc.	116,933
7,629	Cleco Corp.	188,589
645	Connecticut Water Service, Inc.	14,596
12,000	Duquesne Light Holdings, Inc.	233,640
42,100	Dynegy, Inc. - Class A (b)	237,023
4,700	El Paso Electric Co. (b)	103,024
5,000	Empire District Electric Co. (The)	111,350
1,060	EnergySouth, Inc.	34,185
3,100	Idacorp, Inc.	115,568
2,600	Laclede Group, Inc. (The)	86,398
2,200	MGE Energy, Inc.	71,456
4,800	New Jersey Resources Corp.	239,664
2,500	Nicor, Inc.	109,550
1,900	Northwest Natural Gas Co.	72,143
165	NorthWestern Corp.	5,725
2,961	Otter Tail Corp.	87,823
4,806	Peoples Energy Corp.	202,861
5,400	Piedmont Natural Gas Co.	138,996
4,900	PNM Resources, Inc.	131,369
2,400	SJW Corp.	63,144
2,100	South Jersey Industries, Inc.	62,307
4,200	Southwest Gas Corp.	138,306
3,372	Southwest Water Co.	42,757
4,041	UIL Holdings Corp.	140,748
2,000	Unisource Energy Corp.	66,720
6,200	Westar Energy, Inc.	143,220
3,500	WGL Holdings, Inc.	105,105

		4,079,862

		291,181,701

Total Common Stock (Cost $496,179,146)		559,066,892

EXCHANGE-TRADED FUNDS - 6.4%
125,000	iShares MSCI Germany Index Fund	2,861,250
540,000	iShares MSCI Hong Kong Index Fund	7,425,000
721,500	iShares MSCI Japan Index Fund	9,761,895
20,800	iShares MSCI Pacific ex-Japan Index Fund	2,255,552
1,317,400	iShares MSCI Singapore Index Fund	11,553,598
90,500	iShares MSCI South Korea Index Fund	4,076,120
258,000	iShares MSCI Taiwan Index Fund	3,165,660

		41,099,075

Total Exchange-Traded Funds (Cost $36,822,976)		41,099,075

RIGHTS / WARRANTS - 0.0%#
HONG KONG - 0.0%#
Consumer Discretionary - 0.0%#
39,600	Playmates Holdings Ltd., Expires 05/25/07	357

Old Westbury Funds, Inc.	July 31, 2006
Global Small Cap Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Real Estate - 0.0%#
9,600	Allied Properties HK Ltd., Expires 06/06/09	1,606

		1,963

INDONESIA - 0.0%#
Banks - 0.0%#
602,250	Bank Pan Indonesia Tbk PT, Expires 08/28/06	5,312

ITALY - 0.0%#
Materials - 0.0%#
59,445	KME Group, Expires 08/02/06	152

SWITZERLAND - 0.0%#
Health Care - 0.0%#
1,313	Unilabs SA, Expires 12/15/08	747

Total Rights / Warrants (Cost $0)		8,174

INVESTMENT COMPANY - 3.4%
21,689,237	Blackrock Temporary Cash Fund	21,689,237

Total Investment Company (Cost $21,689,237)		21,689,237

Principal Amount
U.S. GOVERNMENT AGENCIES - 4.0%
Federal Home Loan Bank - 4.0%
$8,000,000	5.17%(d), 08/11/2006	7,988,522
18,000,000	5.20%(d), 08/23/2006	17,942,756

		25,931,278

Total U.S. Government Agencies (Cost $25,931,278)		25,931,278

Total Investments (Cost $580,622,637) (a) - 100.6%		647,794,656
Liabilities in excess of other assets - (0.6)%		(3,861,257)

NET ASSETS - 100.0%		$643,933,399

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$98,040,397
Unrealized depreciation	(30,868,378)

Net unrealized appreciation	$67,172,019

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Funds’ Board of Directors.
(d)	The interest rate represents the yield at time of purchase.
#	Amount represents less than 0.1% of net assets.

See Notes to Portfolios of Investments.

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Banks	5.9%
Consumer Discretionary	14.1%
Consumer Staples	6.5%
Diversified Finacials	2.2%
Energy	3.6%
Health Care	8.5%
Industrials	18.3%
Information Technology	12.7%
Insurance	3.0%
Materials	6.5%
Real Estate	3.6%
Telecommunication Services	0.7%
Utilities	1.2%
Other *	13.2%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares		Value
COMMON STOCKS - 97.6%
FINLAND - 2.4%
Information Technology - 1.5%
1,411,717	Nokia Oyj	$28,005,678

Materials - 0.9%
1,040,050	Stora Enso Oyj - Class R	15,371,441

		43,377,119

FRANCE - 8.5%
Banks - 1.8%
261,328	BNP Paribas SA	25,437,118
198,390	Credit Agricole SA	7,975,235

		33,412,353

Consumer Discrectionary - 0.3%
58,100	LVMH Moet Hennessy Louis Vuitton SA	5,837,163

Consumer Staples - 0.7%
214,148	Carrefour SA	13,352,108

Energy - 1.1%
303,256	Total Fina Elf SA	20,627,947

Health Care - 0.6%
103,029	Sanofi-Aventis SA	9,798,310

Information Technology - 0.9%
1,179,828	STMicroelectronics NV	17,588,004

Materials - 1.4%
83,131	Air Liquide SA	16,778,266
79,575	Lafarge SA	9,626,172

		26,404,438

Telecommunication Services - 0.9%
760,864	France Telecom SA	15,939,617

Utilities - 0.8%
278,156	Electricite de France	14,329,916

		157,289,856

GERMANY - 8.5%
Banks - 1.1%
557,428	Commerzbank AG	19,610,095

Consumer Discrectionary - 0.4%
126,224	DaimlerChrysler AG	6,530,162

Consumer Staples - 1.2%
390,180	Metro AG	22,254,275

Health Care - 1.4%
213,329	Fresenius Medical Care AG	25,721,890

Industrials - 1.0%
228,845	Siemens AG	18,472,121

Information Technology - 0.9%
92,136	SAP AG	16,842,090

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Insurance - 1.9%
129,070	Allianz AG	20,271,264
113,540	Muenchener Rueckver AG	15,646,486

		35,917,750

Telecommunication Services - 0.6%
728,542	Deutsche Telekom AG	11,279,353

		156,627,736

HONG KONG - 8.3%
Industrials - 5.9%
13,159,395	Citic Pacific Ltd.	38,444,090
5,422,311	Hutchison Whampoa Ltd.	49,476,442
65,186,104	Sinotrans Ltd. - Class H	19,882,508

		107,803,040

Information Technology - 0.9%
129,396,630	Semiconductor Manufacturing International Corp. (b)	17,152,522

Utilities - 1.5%
43,465,577	Huaneng Power International, Inc. - Class H	28,081,285

		153,036,847

ITALY - 3.6%
Banks - 1.9%
4,050,892	Banca Intesa SpA	23,428,049
1,321,446	Capitalia SpA	11,090,261

		34,518,310

Diversified Financials - 0.3%
780,212	Mediolanum SpA	5,411,771

Energy - 1.4%
889,434	Eni SpA	27,279,278

		67,209,359

JAPAN - 29.6%
Banks - 4.8%
2,534	Mitsubishi UFJ Financial Group, Inc.	35,806,882
1,176,356	Mitsui Trust Holdings, Inc.	12,928,680
2,157	Mizuho Financial Group, Inc.	18,118,461
991	Sumitomo Mitsui Financial Group, Inc.	10,545,772
736,362	Suruga Bank Ltd.	10,180,416

		87,580,211

Consumer Discrectionary - 4.5%
184,343	H.I.S. Co. Ltd.	4,904,236
355,156	Honda Motor Co. Ltd.	11,709,972
434,726	Onward Kashiyama Co. Ltd.	5,778,904
409,707	Sega Sammy Holdings, Inc.	13,580,065
1,553,989	Sekisui Chemical Co. Ltd.	13,432,798
525,711	Toyota Motor Corp.	27,788,466
2,811	Zephyr Co. Ltd.	6,276,907

		83,471,348

Consumer Staples - 1.7%
493,217	Aeon Co. Ltd.	11,508,182
569,827	Seven & I Holdings Co. Ltd.	19,881,443

		31,389,625

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Diversified Financials - 2.3%
788,692	Nomura Holdings, Inc.	13,999,636
47,569	ORIX Corp.	12,468,476
327,718	Takefuji Corp.	16,065,028

		42,533,140

Energy - 0.8%
1,615,053	Nippon Mining Holdings, Inc.	13,664,804

Health Care - 0.4%
12,846	Alfresa Holdings Corp.	830,292
248,157	Chugai Pharmaceutical Co. Ltd.	5,119,205
272,685	Nippon Chemiphar Co. Ltd. (b)	1,795,780

		7,745,277

Industrials - 6.5%
1,310,513	Amada Co. Ltd.	13,911,591
669,948	COMSYS Holdings Corp.	7,766,243
300,245	Daikin Industries Ltd.	9,689,969
656,483	Hitachi Construction Machinery Co. Ltd.	15,432,175
1,700,146	Nippon Express Co. Ltd.	8,645,690
1,087,115	NSK Ltd.	8,335,070
627,927	Sanyo Denki Co. Ltd.	4,140,720
145,531	SMC Corp.	18,622,180
1,814,575	Sumitomo Corp.	25,704,303
646,030	Sumitomo Electric Industries Ltd.	8,469,476

		120,717,417

Information Technology - 4.4%
300,233	Nidec Corp.	21,317,080
134,771	Nomura Research Institute Ltd.	18,056,457
2,286	NTT Data Corp.	10,388,643
679,617	Ricoh Co. Ltd.	13,693,709
79,809	Rohm Co. Ltd.	6,787,368
814,110	Sanken Electric Co. Ltd.	10,481,280

		80,724,537

Insurance - 0.7%
948,853	Sompo Japan Insurance, Inc.	12,820,213

Materials - 0.5%
132,848	Nitto Denko Corp.	9,652,613

Real Estate - 1.6%
2,150	NTT Urban Development Corp.	16,203,062
561,939	Sumitomo Realty & Development Co. Ltd.	13,969,437

		30,172,499

Telecommunication Services - 1.4%
4,084	Nippon Telegraph & Telephone Corp.	21,338,183
3,576	NTT DoCoMo, Inc.	5,209,054

		26,547,237

		547,018,921

NETHERLANDS - 4.4%
Banks - 0.9%
579,220	ABN AMRO Holding NV	16,033,541

Consumer Discrectionary - 0.6%
344,245	Koninklijke Philips Electronics NV	11,367,244

Consumer Staples - 1.3%
519,476	Heineken NV	24,426,334

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Energy - 0.5%
274,943	Royal Dutch Shell Plc - Class A	9,718,043

Insurance - 1.1%
1,201,788	Aegon NV	20,402,333

		81,947,495

SINGAPORE - 2.1%
Consumer Discrectionary - 1.4%
4,669,494	City Developments Ltd.	26,469,881

Telecommunication Services - 0.7%
7,226,010	Singapore Telecommunications Ltd.	11,853,796

		38,323,677

SPAIN - 0.4%
Telecommunication Services - 0.4%
382,661	Telefonica SA	6,471,861

SWEDEN - 1.0%
Banks - 1.0%
721,572	ForeningsSparbanken AB	19,373,278

SWITZERLAND - 8.1%
Diversified Financials - 0.8%
254,669	Credit Suisse Group	14,269,577

Consumer Staples - 1.6%
87,049	Nestle SA	28,525,870

Health Care - 2.3%
377,028	Novartis AG	21,416,649
121,879	Roche Holding AG	21,690,708

		43,107,357

Industrials - 0.7%
232,849	Adecco SA	13,548,404

Insurance - 1.3%
108,976	Zurich Financial Services AG	24,464,361

Materials - 1.4%
176,351	Syngenta AG	25,351,665

		149,267,234

UNITED KINGDOM - 20.7%
Banks - 3.1%
1,344,403	Barclays Plc	15,771,304
1,823,626	HSBC Holdings Plc	33,077,563
312,935	Standard Chartered Plc	7,915,007

		56,763,874

Consumer Discrectionary - 2.2%
2,144,986	MyTravel Group Plc (b)	8,925,256
968,559	Pearson Plc	13,153,429
1,909,869	WH Smith Plc	17,650,942

		39,729,627

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Consumer Staples - 0.6%
432,141	British American Tobacco Plc	11,648,508

Diversified Financials - 0.4%
4,104,872	HSBC Infrastructure Co. Ltd. (b)	8,281,364

Energy - 1.9%
2,872,609	BP Plc	34,611,047

Health Care - 1.6%
646,250	GlaxoSmithKline Plc	17,878,625
711,516	Shire Plc	11,476,924

		29,355,549

Industrials - 2.5%
478,164	Atkins (WS) Plc	7,534,258
915,641	Bunzl Plc	10,673,040
807,160	Charter Plc (b)	11,775,766
774,847	Wolseley Plc	16,500,584

		46,483,648

Insurance - 3.2%
2,965,606	Amlin Plc	13,794,034
1,542,728	Prudential Plc	16,210,275
1,420,830	Resolution Plc	15,062,133
5,940,358	Royal & Sun Alliance Insurance Group Plc	14,841,743

		59,908,185

Materials - 1.8%
1,960,511	Corus Group Plc	15,720,201
2,400,647	Imperial Chemical Industries Plc	16,626,007

		32,346,208

Telecommunication Services - 2.5%
2,494,409	BT Group Plc	11,078,136
7,885,893	Cable & Wireless Plc	16,940,539
7,150,049	Vodafone Group Plc	15,526,746
8,171,484	Vodafone Group Plc - Class B	2,289,658

		45,835,079

Utilities - 0.9%
1,439,599	National Grid Plc	16,390,558

		381,353,647

Total Common Stock (Cost $1,497,623,442)		1,801,297,030
RIGHTS - 0.0%#
HONG KONG - 0.0%#
Industrials - 0.0%#
248	Hutchison Whampoa Ltd.	—

Total Rights (Cost $0)		—

INVESTMENT COMPANY - 0.4%
6,936,388	Federated Trust for U.S. Treasury Obligations	6,936,388

Total Investment Company (Cost $6,936,388)		6,936,388

Total Investments (Cost $1,504,559,830) (a) - 98.0%		1,808,233,418
Other Assets in Excess of Liabilities - 2.0%		37,867,485

NET ASSETS - 100.0%		$1,846,100,903

Old Westbury Funds, Inc.	July 31, 2006
International Fund	(Unaudited)
Portfolio of Investments

Shares				Value
Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)
Short Contracts
Euro Currency	11,500,000	08/01/06	$14,690,103	$(58,687)
Long Contracts
Japanese Yen	1,685,210,000	08/01/06	14,699,377	67,927

Net Unrealized Appreciation				$9,240

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$335,557,389
Unrealized depreciation	(31,883,801)

Net unrealized appreciation	$303,673,588

(b)	Non-income producing security.
#	Amount represent less than 0.1% .

Portfolio Diversification by Country

Country	Percentage of Net Assets
Finland	2.4%
France	8.5%
Germany	8.5%
Hong Kong	8.3%
Italy	3.6%
Japan	29.6%
Netherlands	4.4%
Singapore	2.1%
Spain	0.4%
Sweden	1.0%
Switzerland	8.1%
United Kingdom	20.7%
Other*	2.4%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

Old Westbury Funds, Inc.	July 31, 2006
Fixed Income Fund	(Unaudited)
Portfolio of Investments

			Maturity Date	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 72.6%
Fannie Mae - 2.3%
	8.00%		09/01/06	$19	$19
	7.25%		01/15/10	2,000,000	2,125,646
	7.50%		08/01/25	17,624	18,281

					2,143,946

Federal Agricultural Mortgage Corp. - 0.6%
	5.90%		03/03/09	500,000	508,030

Federal Farm Credit Bank - 0.1%
	4.75%		01/19/10	125,000	123,085

Federal Home Loan Banks - 65.5%
	4.00%		10/13/06	15,000	14,953
	2.63%		10/16/06	100,000	99,397
	5.22	%(c)	11/21/06	100,000	99,973
	7.38%		02/12/10	30,000	32,049
	4.88%		03/12/10	20,250,000	20,032,657
	4.25%		06/11/10	250,000	241,713
	5.25%		06/11/10	2,370,000	2,373,131
	4.13%		08/13/10	2,080,000	1,998,632
	4.75%		08/13/10	90,000	88,501
	6.88%		08/13/10	270,000	286,032
	4.38%		09/17/10	700,000	678,776
	4.75%		10/25/10	3,352,817	3,281,358
	6.63%		11/15/10	1,530,000	1,608,472
	4.00%		02/15/11	280,000	266,041
	4.88%		03/11/11	4,875,000	4,800,052
	5.25%		06/10/11	24,720,000	24,694,687

					60,596,424

Federal Home Loan Mortgage Corp. - 0.2%
	4.50%		12/16/10	190,000	183,886

Government National Mortgage Assoc. - 0.2%
	8.50%		10/15/17	180,950	192,962
	9.00%		02/15/20	548	590

					193,552

Tennessee Valley Authority - 3.7%
	5.63%		01/18/11	400,000	404,190
	4.88%		12/15/16	3,000,000	2,991,660

					3,395,850

Total U.S. Government Agencies (Cost $66,853,938)					67,144,773

U.S. GOVERNMENT SECURITIES - 24.1%
U.S. Treasury Notes - 24.1%
	4.75%		11/15/08	1,470,000	1,463,339
	4.25	%(b)	01/15/10	1,000,000	1,278,999
	4.13%		08/15/10	18,960,000	18,420,816
	5.75%		08/15/10	500,000	515,547
	2.38	%(b)	04/15/11	575,000	586,352

					22,265,053

Total U.S. Government Securities (Cost $21,955,569)					22,265,053

Old Westbury Funds, Inc.	July 31, 2006
Fixed Income Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Total U.S. Government Securities (Cost $21,955,569)				22,265,053

CORPORATE BONDS - 1.5%
Consumer Discrectionary - 0.1%
Wal-Mart Stores, Inc., Series 92A1	7.49%	06/21/07	138,837	140,671

Diversified Financials - 0.7%
John Deere Capital Corp.	5.13%	10/19/06	390,000	389,668
Natural Rural Utilities Cooperative Finance Corp.	5.75%	11/01/08	252,000	253,637

				643,305

Industrials - 0.7%
3M Employee Stock Ownership Plan Trust *	5.62%	07/15/09	642,529	643,795

Total Corporate Bonds (Cost $1,416,968)				1,427,771

MUNICIPAL BONDS - 0.0%#
New York - 0.0%#
New York State Dormitory Authority Revenue Bonds, Taxable, Series B	2.60%	12/15/07	25,000	24,108

Total Municipal Bonds (Cost $25,000)				24,108

			Shares
INVESTMENT COMPANY - 0.2%
SEI Daily Income Government II Fund			171,334	171,334

Total Investment Company (Cost $171,334)				171,334

Total Investments (Cost $90,422,809) (a) - 98.4%				91,033,039
Other Assets in Excess of Liabilities - 1.6%				1,433,478

NET ASSETS - 100.0%				$92,466,517

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$710,039
Unrealized depreciation	(99,809)

Net unrealized appreciation	$610,230

Old Westbury Funds, Inc.	July 31, 2006
Fixed Income Fund	(Unaudited)
Portfolio of Investments

(b)	Inflation protected security. Principal Amount reflects original security face amount.
(c)	Variable rate security. Rate represents the rate in effect as of July 31, 2006. Maturity reflects final maturity date.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
#	Amount represents less than 0.1% of net assets. GO - General Obligations

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
U.S. Government & Agency Securities	96.7%
Corporate Bonds	1.5%
Municipal Bonds	0%#
Other*	1.8%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
MUNICIPAL BONDS - 97.2%
Alabama - 0.5%

Alabama State Public School & College Revenue Bonds, Series C, (FSA)	5.00%	05/01/13	$110,000	$115,364

Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC)	5.50%	08/15/14	400,000	424,656

				540,020

Arizona - 1.6%
Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A	5.00%	07/01/14	800,000	853,768
University of Arizona Certificates of Participation, (AMBAC)	5.00%	06/01/18	850,000	896,469

				1,750,237

Arkansas - 0.2%
Beaver Water District, Benton & Washington County Revenue Bonds, (AMBAC)	3.00%	11/15/06	200,000	199,398

California - 4.5%
Alameda GO, (MBIA)	5.00%	08/01/33	1,155,000	1,187,941
Los Altos School District GO, Series B	5.00%	08/01/17	500,000	529,625
San Jose Unified School District GO, Santa Clara County, Series A, (FSA)	5.25%	08/01/16	500,000	534,250
San Ramon Valley Unified School District GO, School Election 2002, (MBIA)	5.00%	08/01/17	1,000,000	1,074,890
Vacaville Unified School District GO, (MBIA)	5.00%	08/01/20	1,500,000	1,579,920

				4,906,626

Colorado - 0.6%
Colorado Water Resources & Power Development Revenue Bonds, Series C, (MBIA)	5.00%	09/01/15	130,000	138,432
Longmont Sales & Use Tax Revenue Bonds	5.63%	11/15/17	485,000	520,250

				658,682

Florida - 3.8%
Clearwater Housing Authority Revenue Bonds, (FSA)	4.95%	06/01/07	200,000	201,576
Florida State Department Transportation Turnpike Revenue Bonds, Series A	5.00%	07/01/29	500,000	519,285
Jacksonville Transportation Revenue Bonds, Series A, (XLCA)*	4.00%	10/01/32	1,275,000	1,275,000
Jacksonville Transportation Revenue Bonds, Series B, (XLCA)*	3.80%	10/01/32	2,000,000	2,000,000
Port Orange Water & Sewer Revenue Bonds, (AMBAC)	5.00%	10/01/16	150,000	159,060

				4,154,921

Georgia - 2.6%
Columbus Water & Sewer Revenue Bonds, (MBIA)	5.00%	05/01/21	1,680,000	1,756,658
De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA)	5.00%	10/01/17	1,000,000	1,071,550

				2,828,208

Illinois - 6.7%
Chicago Board of Education GO, Series B-1, (CIFG)*	3.65%	03/01/32	1,000,000	1,000,000
Chicago Neighborhoods Alive 21 Program GO, Series A, (FGIC)	5.88%	01/01/19	225,000	244,010
Cook County GO, Series A, (FGIC)	5.00%	11/15/22	575,000	589,858

Cook County School District No. 100 Berwyn South GO, Series D, (FSA)	5.00%	12/01/12	150,000	158,820

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Cook County School District No. 100 Berwyn South GO, Series D, (FSA)	5.00%	12/01/13	285,000	303,117
Cook County School District No. 153 Homewood GO, Series A	5.00%	12/01/09	150,000	155,427
Du Page County Community Unit School District No. 202 Lisle GO, (FSA)	5.55%	12/30/17	85,000	91,089
Du Page County Community Unit School District No. 202 Lisle GO, (FSA)	5.55%	12/30/17	65,000	68,978
Freeport Sewer System Improvements GO, (AMBAC)	5.55%	12/01/14	260,000	280,519
Gail Borden Public Library District GO, (FGIC)	4.63%	12/15/08	100,000	101,892
Illinois State GO, First Series	5.50%	08/01/15	500,000	527,625
Illinois State Sales Tax Revenue Bonds, Series Z	5.00%	06/15/12	400,000	417,048
Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, (MBIA)	4.60%	10/01/12	100,000	103,741
Rockford GO, Series A, (FSA)	5.38%	12/15/13	100,000	105,699
Rosemont GO, Series A, (FGIC)	5.00%	12/01/19	2,000,000	2,087,080
University of Illinois Certificates of Participation, U I-Intergrate Project, (AMBAC)	5.00%	10/01/14	100,000	105,970
Will County School District No. 122 GO, Series B, (FGIC)	5.20%	11/01/16	250,000	263,325
Will County School District No. 161 Summit Hill GO, (FGIC)	5.00%	01/01/17	600,000	633,258

				7,237,456

Indiana - 10.3%
Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)	5.00%	01/15/16	580,000	618,205
Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)	5.00%	07/15/25	1,490,000	1,557,497
East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)	5.00%	07/10/14	315,000	327,830
East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding)	5.00%	07/15/16	490,000	523,658
Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)	5.13%	07/15/12	460,000	484,288
Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds	5.75%	07/15/10	75,000	80,259
Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA)	5.00%	07/15/23	505,000	524,372
Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding)	5.38%	07/15/16	175,000	187,434
Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, (MBIA)	5.00%	09/01/16	485,000	506,932
Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC)	6.25%	02/01/11	250,000	272,315
Indiana Health & Educational Facilities Finance Authority Revenue Bonds, St Francis Series E, (FSA)*	4.05%	05/15/41	1,000,000	1,000,000
Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC)*	3.70%	11/15/36	1,000,000	1,000,000
Indiana Health Facility Financing Authority Revenue Bonds, Series E-4, (AMBAC)*	3.53%	11/15/36	1,000,000	1,000,000
Indianapolis-Marion County Public Library GO, Series A	4.60%	07/01/18	125,000	127,524
Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)	5.05%	07/15/11	145,000	152,510
Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding)	5.25%	01/15/14	700,000	745,717
Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA)	5.30%	07/15/09	170,000	177,050
Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA)	5.50%	07/15/12	205,000	218,811

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC)	5.00%	07/15/16	435,000	455,780
Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC)	5.00%	01/15/16	160,000	167,102
Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC)	5.00%	07/15/16	370,000	386,424
Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding)	5.00%	07/15/23	500,000	517,400
Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding)	4.75%	01/15/11	135,000	139,867

				11,170,975

Iowa - 0.2%
Iowa City Packaging Facilities Revenue Bonds, (MBIA)	5.88%	07/01/15	250,000	264,300

Kansas - 0.3%
Sedgwick County Unified School District No. 259 GO, (MBIA)	5.00%	09/01/15	250,000	267,295

Maine - 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC)	5.00%	07/01/21	500,000	524,690
Maine Municipal Bond Bank Revenue Bonds, Series B	5.25%	11/01/15	250,000	265,975

				790,665

Massachusetts - 1.2%
Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC)	5.50%	06/01/16	600,000	664,788
Springfield Massachusetts Water & Sewer Commission Revenue Bonds, Series A, (AMBAC)	5.00%	07/15/20	570,000	602,484

				1,267,272

Michigan - 11.4%
Carman-Ainsworth Community School District GO, (FSA)	5.00%	05/01/16	400,000	424,092
Caro Community School District School Building & Site GO, Series A, (MBIA Q-SBLF)	5.00%	05/01/17	400,000	424,092
Central Montcalm Public Schools GO, (MBIA Q-SBLF)	5.35%	05/01/11	130,000	135,403
Central Montcalm Public Schools GO, (MBIA Q-SBLF)	5.00%	05/01/23	1,450,000	1,506,086
Clarkston Community Schools GO, (Q-SBLF)	5.00%	05/01/15	275,000	293,109
Clintondale Community Schools GO, (MBIA Q-SBLF)	5.00%	05/01/20	345,000	361,401
Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC)	5.00%	07/01/13	250,000	263,432
Dundee Community School District School Building & Site GO, (Q-SBLF)	5.38%	05/01/14	240,000	253,320
Dundee Community School District School Building & Site GO, (Q-SBLF)	5.38%	05/01/19	250,000	263,875
East Lansing School District School Building & Site GO, (Q-SBLF)	5.35%	05/01/16	325,000	342,758
Galesburg-Augusta Community Schools GO, (Q-SBLF)	5.38%	05/01/14	150,000	158,325
Jackson Public Schools School Building & Site GO, (FSA Q-SBLF)	5.00%	05/01/15	250,000	265,637
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Group B-7, (MBIA)*	3.60%	11/15/26	1,500,000	1,500,000
Michigan State Trunk Line Revenue Bonds, Series A	5.25%	11/01/13	750,000	810,862
Mount Clemens Community School District GO, (FSA Q-SBLF)	5.00%	05/01/18	260,000	273,520
Portage Public School Building & Site GO, (FSA)	5.00%	05/01/14	245,000	257,576
Saginaw Michigan City School District Building & Site GO, (FSA Q-SBLF)	5.00%	05/01/26	700,000	727,321
Stockbridge Community Schools GO, (FSA Q-SBLF)	5.00%	05/01/21	1,740,000	1,809,861
Van Buren County GO, (AMBAC)	5.00%	05/01/15	150,000	156,134

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Warren Transportation Fund GO	5.00%	06/01/16	375,000	387,761
West Bloomfield School District GO, (FSA)	5.00%	05/01/16	285,000	303,240
Wyoming Building Authority GO, (MBIA)	5.00%	05/01/20	500,000	523,025
Wyoming Sewer Disposal System Revenue Bonds, (MBIA)	5.00%	06/01/17	190,000	201,537
Wyoming Sewer Disposal System Revenue Bonds, (MBIA)	5.00%	06/01/18	245,000	256,922
Zeeland Public Schools GO, (Q-SBLF)	5.00%	05/01/20	400,000	412,916

				12,312,205

Mississippi - 0.9%
Mississippi State Nissan Project GO, Series C, (FGIC)*	3.85%	11/01/23	1,000,000	1,000,000

Missouri - 4.5%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C-5, (MBIA)*	3.49%	11/15/26	2,925,000	2,925,000
Missouri State Health & Educational Facilities Authority Revenue Bonds , Series B, (AMBAC)*	3.95%	06/01/20	1,000,000	1,000,000
St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit)	5.00%	04/01/21	900,000	950,058

				4,875,058

Nebraska - 0.2%
Douglas County School District No. 054 Ralston Public School GO, (FSA)	4.60%	12/15/12	185,000	190,352

Nevada - 0.9%
Washoe County GO, (MBIA)	5.00%	06/01/17	500,000	501,875
Washoe County School District GO, (FGIC)	5.13%	06/01/11	425,000	437,984

				939,859

New Jersey - 1.0%
Freehold Township Board Of Education GO, (MBIA)	4.75%	02/15/24	500,000	510,765
Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC)	5.00%	12/01/18	495,000	521,492

				1,032,257

New Mexico - 1.0%
New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A	5.00%	06/01/15	1,000,000	1,042,560

New York - 6.3%

New York State Energy Research & Development Authority Pollution Control Central Hudson Revenue Bonds, Series D, (AMBAC)*	3.50%	08/01/28	2,000,000	2,000,000
New York State Energy Research & Development Authority Pollution Control Rochester Gas & Electric Corp. Revenue Bonds, Series C, (MBIA)*	3.45%	08/01/32	1,000,000	1,000,000
New York State Housing Finance Agency Service Contract Revenue Bonds, Series M, (AMBAC)*	3.45%	09/15/21	1,000,000	1,000,000
New York State Urban Development Corp. Revenue Bonds, Series B-8, (AMBAC)*	3.40%	01/01/30	850,000	850,000
Sherrill School District GO, (FGIC-State Aid Withholding)	5.00%	06/15/14	100,000	105,285
Triborough Bridge & Tunnel Authority Revenue Bonds, Series D-3, (AMBAC)*	3.75%	11/01/32	1,500,000	1,500,000
William Floyd Union Free School District, Mastics-Moriches-Shirley GO, (MBIA-State Aid Withholding)	5.00%	06/15/12	300,000	319,083

				6,774,368

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
North Carolina - 1.5%
Brunswick County GO, (FGIC)	5.00%	05/01/15	300,000	319,146
Iredell County Public Improvement GO	5.00%	06/01/20	450,000	473,899
Winston Salem North Carolina Certificates of Participation, Series A	5.00%	06/01/15	250,000	266,320
Winston Salem North Carolina Certificates of Participation, Series A	5.00%	06/01/16	500,000	533,155

				1,592,520

Ohio - 4.3%
Cincinnati GO	5.00%	12/01/15	300,000	315,426
Franklin County Hospital Revenue Bonds, Series A, (MBIA)*	3.60%	11/15/33	1,000,000	1,000,000
Franklin County Hospital Revenue Bonds, Series B-2, (MBIA)*	3.95%	11/15/31	1,000,000	1,000,000
Hamilton Local School District School Facilities Contruction & Improvement GO, (FSA)	5.00%	12/01/25	1,000,000	1,040,910
Licking Heights Local School District GO, Series A, (MBIA)	5.00%	12/01/16	320,000	339,674
Licking Heights Local School District GO, Series A, (MBIA)	5.00%	12/01/17	335,000	354,326
Licking Heights Local School District GO, Series A, (MBIA)	5.00%	12/01/18	350,000	368,343
Lorain City School District, Classroom Facilities Improvement GO, (MBIA-School District Credit Program)	5.00%	12/01/12	100,000	106,168
Wellston City School District GO	5.80%	12/01/13	100,000	111,531

				4,636,378

Oregon - 0.2%
Oregon State Department of Administrative Services GO	5.00%	12/01/13	235,000	248,684

Pennsylvania - 1.5%
New Castle Area School District GO, (MBIA-State Aid Withholding)	4.40%	03/01/11	115,000	117,822
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, (MBIA)	5.00%	04/01/17	1,455,000	1,551,336

				1,669,158

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, (HUD Loan)	5.00%	12/01/12	400,000	421,688

Rhode Island - 1.0%
Rhode Island State & Providence Plantations GO, Series A, (FSA)	5.00%	08/01/17	500,000	530,860
Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA)	5.00%	06/15/14	500,000	529,125

				1,059,985

South Carolina - 9.5%
Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA)	5.00%	06/01/21	2,000,000	2,097,320
McCormick County School District GO, (SCSDE)	5.00%	03/01/12	150,000	158,889
Richland County School District No. 001 GO, (FSA, SCSDE)	4.75%	03/01/14	600,000	631,554
South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series A, (AMBAC)*	3.59%	02/01/33	1,000,000	1,000,000
South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B, (AMBAC)*	3.90%	02/01/33	1,500,000	1,500,000
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, (XLCA)*	3.87%	10/01/31	2,200,000	2,200,000
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-3, (XLCA)*	3.64%	10/01/31	2,700,000	2,700,000

				10,287,763

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Tennessee - 0.1%
Kingsport GO, (AMBAC)	5.00%	03/01/14	120,000	127,936

Texas - 11.2%
Aledo Independent School District School Building GO, Series A, (PSF-GTD)	5.00%	02/15/20	1,260,000	1,315,100
Alief Independent School District GO, (PSF-GTD)	5.00%	02/15/13	110,000	114,936
Allen Independent School District GO, (PSF-GTD)	5.00%	02/15/21	750,000	777,600
Austin Revenue Bonds, (MBIA)	5.25%	05/15/25	200,000	219,604

Birdville Independent School District School Building GO, (PSF-GTD)	5.00%	02/15/18	250,000	262,568
Brownsville Texas Independent School District GO, (PSF-GTD)	5.50%	08/15/18	1,000,000	1,077,680
Comal Independent School District School Building GO, (PSF-GTD)	5.00%	02/01/28	1,630,000	1,671,972
Dallas Independent School District School Building GO, (PSF-GTD)	4.75%	08/15/25	1,000,000	1,008,730
Frisco Independent School District School Building GO, Series B, (MBIA)	5.50%	07/15/13	350,000	382,462
Garland GO	4.50%	02/15/19	240,000	241,046
Grapevine GO, Series A, (MBIA)	5.00%	08/15/17	700,000	738,262
Grapevine GO, Series A, (MBIA)	5.00%	08/15/19	1,000,000	1,046,630
Gregory-Portland Independent School District GO, (PSF-GTD)	5.50%	08/15/19	370,000	393,739
Klein Independent School District GO, (PSF-GTD)	5.00%	08/01/18	100,000	104,251
Laredo GO, (FGIC)	5.38%	08/15/20	255,000	273,360
McKinney GO, (FGIC)	5.20%	08/15/14	220,000	229,128
San Antonio GO	5.25%	08/01/13	150,000	161,342
San Antonio Independent School District GO, (PSF-GTD)	5.00%	08/15/16	375,000	398,224
San Felipe Del Rio Consolidated Independent School District GO, (PSF-GTD)	5.38%	08/15/16	295,000	312,558
Texas State Public Finance Authority Park & Wildlife GO	5.90%	10/01/17	635,000	674,522
Texas Tech University Revenue Bonds, (AMBAC)	5.00%	02/15/16	250,000	266,385
Waller Independent School District GO, (PSF-GTD)	5.13%	02/15/27	105,000	109,016
Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC)	5.50%	11/15/10	280,000	295,075

				12,074,190

Virginia - 0.9%
Virginia Beach Public Improvement GO	5.00%	01/15/16	400,000	430,232
Isle Wight County GO, (AMBAC)	5.00%	12/01/16	175,000	187,658
Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds	5.00%	02/01/16	300,000	320,088

				937,978

Washington - 1.0%
Pierce County School District No. 320 GO, (FGIC-School Board Guaranty)	5.00%	12/01/16	200,000	212,296
Snohomish County School District No. 006 Mukilteo GO, (School Board Guaranty)	5.35%	12/01/15	250,000	265,110
Washington State, Motor Vehicle Fuel Tax GO, Series R4B, (MBIA)	5.00%	07/01/15	575,000	607,269

				1,084,675

West Virginia - 0.3%
West Virginia University Revenue Bonds, Series A, (MBIA)	5.50%	04/01/17	275,000	305,203

Wisconsin - 5.9%
Cedarburg School District GO, Series B, (FSA)	5.00%	03/01/13	135,000	141,803
Cedarburg School District GO, Series B, (FSA)	5.00%	03/01/14	145,000	152,307
Door County GO, Series A, (FGIC)	5.25%	09/01/20	150,000	158,205
Door County GO, Series A, (FGIC)	5.00%	09/01/19	1,645,000	1,729,471

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

		Maturity Date	Principal Amount	Value
Elmbrook School District GO	3.90%	04/01/13	100,000	99,416
Fond Du Lac GO, (FGIC)	4.75%	03/01/15	100,000	103,930
Fond Du Lac GO, (FGIC)	4.75%	03/01/16	200,000	206,938
Fond Du Lac Promissory Notes GO, (FGIC)	4.40%	05/01/11	500,000	507,210
Menomonee Falls Water Systems Mortgage Revenue Bonds, (FSA)	4.60%	12/01/10	130,000	133,795
Milwaukee GO, Series B6	5.00%	10/01/13	500,000	529,565
Osceola School District School Building GO, Series A, (FGIC)	5.13%	05/01/17	520,000	541,154
Outagamie County GO	5.50%	04/01/14	775,000	833,326
Two Rivers Public School District GO, (FSA)	5.75%	03/01/12	220,000	234,445
Verona Area School District GO, Series A, (MBIA)	5.50%	10/01/12	505,000	528,937
Waterford Graded Joint School District No. 1 GO, (FSA)	4.75%	04/01/17	435,000	450,512

				6,351,014

Total Municipal Bonds (Cost $104,695,303)				104,999,886

			Shares
INVESTMENT COMPANY - 2.9%
SEI Tax-Exempt Trust Money Market Fund			3,116,648	3,116,648

Total Investment Company (Cost $3,116,648)				3,116,648

Total Investments (Cost $107,811,951) (a) - 100.1%				108,116,534
Liabilities in Excess of Other Assets - (0.1)%				(93,387)

NET ASSETS - 100.0%				$108,023,147

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$820,643
Unrealized depreciation	(516,060)

Net unrealized appreciation	$304,583

*	Variable rate security. Rate represents the rate in effect as of July 31, 2006. Maturity reflects final maturity date.

AMBAC	– Insured by AMBAC Indemnity Corp.

CIFG	– CDC IXIS Financial Guaranty

FGIC	– Insured by Financial Guaranty Insurance Corp.

FSA	– Insured by Financial Security Assurance, Inc.

GO	– General Obligations

HUD	– Insured by Department of Housing & Urban Development

MBIA	– Insured by Municipal Bond Insurance Assoc.

PSF–GTD	– Permanent School Fund Guarantee

Q–SBLF	– Qualified–School Bond Loan Fund

SCSDE	– South Carolina State Department of Education

XLCA	– XL Capital Insurance

Old Westbury Funds, Inc.	July 31, 2006
Municipal Bond Fund	(Unaudited)
Portfolio of Investments

Portfolio Diversification by State	Percentage of Net Assets
Alabama	0.5%
Arizona	1.6%
Arkansas	0.2%
California	4.5%
Colorado	0.6%
Florida	3.8%
Georgia	2.6%
Illinois	6.7%
Indiana	10.3%
Iowa	0.2%
Kansas	0.3%
Maine	0.7%
Massachusetts	1.2%
Michigan	11.4%
Mississippi	0.9%
Missouri	4.5%
Nebraska	0.2%
Nevada	0.9%
New Jersey	1.0%
New Mexico	1.0%
New York	6.3%
North Carolina	1.5%
Ohio	4.3%
Oregon	0.2%
Pennsylvania	1.5%
Puerto Rico	0.4%
Rhode Island	1.0%
South Carolina	9.5%
Tennessee	0.1%
Texas	11.2%
Virginia	0.9%
Washington	1.0%
West Virginia	0.3%
Wisconsin	5.9%
Other**	2.8%

**	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

Old Westbury Funds, Inc.	July 31, 2006
Real Return Fund	(Unaudited)
Portfolio of Investments

Shares		Value
COMMON STOCKS - 46.2%
AUSTRALIA - 1.9%
Materials - 1.9%
1,498,691	Newcrest Mining Ltd.	$22,004,272

BRAZIL - 3.3%
Consumer Staples - 1.6%
6,607,000	Sadia S.A. - Pfd.	18,525,718

Materials - 1.7%
1,269,000	Votorantim Celulose e Papel S.A. - ADR	19,783,710

		38,309,428

CANADA - 5.1%
Industrials - 0.9%
1,150,000	Westshore Terminals Income Fund	10,771,406

Materials - 4.2%
3,738,000	Abitibi-Consolidated, Inc. - ADR	9,494,520
3,198,000	Eldorado Gold Corp. (b)	15,118,229
297,000	Eldorado Gold Corp. - ADR (b)	1,407,780
765,000	NOVA Chemicals Corp.	22,621,050

		48,641,579

		59,412,985

GREECE - 1.9%
Energy - 1.9%
500,000	Tsakos Energy Navigation Ltd. - ADR	22,355,000

HONG KONG - 1.4%
Industrials - 0.9%
400,000	Suntech Power Holdings Co. Ltd. - ADR (b)	10,372,000

Utilities - 0.5%
5,677,500	Xinao Gas Holdings Ltd.	5,407,004

		15,779,004

JAPAN - 3.1%
Industrials - 1.2%
4,200,000	Taisei Corp.	14,067,774

Real Estate - 1.9%
1,092,000	Mitsubishi Estate Co. Ltd.	22,622,007

		36,689,781

NETHERLANDS - 3.2%
Energy - 2.1%
350,000	Royal Dutch Shell Plc - ADR	24,780,000

Industrials - 1.1%
500,000	Chicago Bridge & Iron Co. N.V. - ADR	12,130,000

		36,910,000

PAPUA NEW GUINEA - 1.0%
Materials - 1.0%
266,250	Lihir Gold Ltd. - ADR (b)	11,488,688

PERU - 3.4%
Materials - 3.4%
1,350,000	Cia de Minas Buenaventura S.A. - ADR	39,298,500

SINGAPORE - 3.3%
Industrials - 2.6%
2,600,000	Keppel Corp. Ltd.	25,195,554
4,017,000	Neptune Orient Lines Ltd.	4,605,105

		29,800,659

Old Westbury Funds, Inc.	July 31, 2006
Real Return Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Real Estate - 0.7%
11,000,000	Allgreen Properties Ltd.	8,778,541

		38,579,200

UNITED STATES - 18.6%
Consumer Staples - 1.5%
1,250,000	Gold Kist, Inc. (b)	17,487,500

Energy - 6.2%
814,400	Maritrans, Inc.	18,600,896
336,000	Murphy Oil Corp.	17,290,560
241,000	Occidental Petroleum Corp.	25,967,750
350,000	PHI, Inc. (b)	11,046,000

		72,905,206

Industrials - 2.0%
1,717,000	Graftech International Ltd. (b)	9,220,290
350,000	Lindsay Manufacturing Co.	9,366,000
45,000	World Waste Technologies, Inc. - Series B Pfd. (e)	4,500,000

		23,086,290

Materials - 8.9%
627,251	Bowater, Inc.	12,720,650
1,036,000	Caraustar Industries, Inc. (b)	7,314,160
306,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	16,695,360
630,000	Georgia Gulf Corp.	16,039,800
950,000	Huntsman Corp. (b)	15,152,500
665,000	Rock-Tenn Co. - Class A	11,431,350
1,779,000	Smurfit-Stone Container Corp. (b)	18,003,480
1,928,000	Wellman, Inc.	5,861,120

		103,218,420

		216,697,416

Total Common Stock (Cost $510,735,070)		537,524,274

EXCHANGE-TRADED FUND - 1.1%
Materials - 1.1%
200,000	iShares COMEX Gold Trust	12,652,000

Total Exchange-Traded Fund (Cost $10,339,860)		12,652,000

RIGHTS / WARRANTS - 0.0%#
UNITED STATES - 0.0%#
Industrials - 0.0%#
450,000	World Waste Technologies, Inc. (e)	—

Total Rights / Warrants (Cost $0) —

Principal Amount	Maturity Date
U.S. GOVERNMENT AGENCIES - 20.7%
Federal Farm Credit Bank - 4.0%
$5,000,000	5.00% 08/01/06 (d)	5,000,000
25,000,000	5.26% 03/20/07 (d)	25,002,825
1,000,000	4.97% 04/04/07 (d)	1,000,707
10,000,000	5.28% 06/20/07 (d)	10,002,020
5,840,000	5.33% 09/24/07 (d)	5,841,256

		46,846,808

Federal Home Loan Bank - 16.7%
40,000,000	4.95% 08/01/06	40,000,000
45,000,000	5.13% 08/07/06	44,961,525
50,000,000	5.14% 08/07/06	49,957,167
50,000,000	5.14% 08/07/06	49,957,167
10,000,000	5.17% 08/16/06	9,978,458

		194,854,317

Total U.S. Government Agencies (Cost $241,695,011)		241,701,125

Old Westbury Funds, Inc.	July 31, 2006
Real Return Fund	(Unaudited)
Portfolio of Investments

Shares		Value
U.S. GOVERNMENT SECURITIES - 24.5%
U.S. Treasury Notes - 24.5%
178,450,000	2.00% 01/15/14 (c)	190,084,611
96,345,000	2.00% 01/15/16 (c)	94,837,848

		284,922,459

Total U.S. Government Securities (Cost $280,051,908)		284,922,459

Shares
CASH SWEEP - 0.2%
2,304,800	Citibank IIS Money Market Deposit	2,304,800

Total Cash Sweep (Cost $2,304,800)		2,304,800

Total Investments (Cost $1,045,126,649) (a) - 92.7%		1,079,104,658

Other Assets in Excess of Liabilities - 7.3%		85,456,104

NET ASSETS - 100.0%		$1,164,560,762

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$76,445,500
Unrealized depreciation	(42,467,491)

Net unrealized appreciation	$33,978,009

(b)	Non-income producing security.
(c)	Inflation protected security.
(d)	Variable rate security. Rate represents the rate in effect as of July 31, 2006. Maturity reflects final maturity date.
(e)	Fair valued security under procedures established by the Funds’ Board of Directors.
#	Amount represents less than 0.1% of total net assets.

ADR – American Depositary Receipt

VERTICAL BULL CALL SPREADS

Contracts		Exercise Price	Cost/ (Premiums Received)	Value
80,000	American Stock Exchange Oil Index, Expires 10/11/06	$300.00	$5,840,065,600	$7,227,840,000
(80,000)	American Stock Exchange Oil Index, Expires 10/11/06	310.00	(5,761,236,898)	(7,148,514,640)

	Total Vertical Bull Call Spreads		$78,828,702	$79,325,360

SWAP AGREEMENTS	Units	Unrealized Appreciation/ (Depreciation)
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring (04/27/11) (Underlying notional amount at value $(42,798,300)	66,200	$139,020
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Stock Exchange Oil Index, expiring (04/19/11) (Underlying notional amount at value $(53,087,500)	7,750	(2,410,250)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Coffee Index, expiring (10/20/06) (Underlying notional amount at value $(14,000,000)	140,000	(125,000)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring (02/05/07) (Underlying notional amount at value $(50,000,000)	500,000	(771,192)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring (02/05/07) (Underlying notional amount at value $(30,000,000)	300,000	(3,646,368)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring (05/30/08) (Underlying notional amount at value $(23,604,750)	325	(863,668)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring (05/30/08) (Underlying notional amount at value $(19,898,143)	15,674	(1,375,080)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring (02/05/07) (Underlying notional amount at value $(20,000,000)	200,000	859,288
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Canola Index, expiring (07/20/07) (Underlying notional amount at value $(20,094,777)	3,587	(59,049)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring (03/20/07) (Underlying notional amount at value $(20,143,980)	510	(342,184)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring (05/20/07) (Underlying notional amount at value $(20,009,925)	676	(302,647)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring (10/26/07) (Underlying notional amount at value $(36,356,424)	1,200	(355,728)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Sugar Index, expiring (09/27/07) (Underlying notional amount at value $(20,051,167)	1,113	(860,625)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring (11/28/07) (Underlying notional amount at value $(10,006,977)	632	(278,434)
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/09/07) (Underlying notional amount at value $(4,182,165)	150	677,685

Old Westbury Funds, Inc.	July 31, 2006
Real Return Fund	(Unaudited)
Portfolio of Investments

Shares		Value
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/12/07) (Underlying notional amount at value $(4,183,740)	150	677,910
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/13/07) (Underlying notional amount at value $(4,184,265)	150	677,985
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/14/07) (Underlying notional amount at value $(4,184,790)	150	678,210
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/15/07) (Underlying notional amount at value $(4,213,217)	151	682,807
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/16/07) (Underlying notional amount at value $(4,931,203)	175	743,698
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/20/07) (Underlying notional amount at value $(3,526,027)	124	497,153
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/21/07) (Underlying notional amount at value $(2,895,140)	100	349,760
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring (02/21/07) (Underlying notional amount at value $(2,895,500)	100	349,400

Net Unrealized Depreciation		$(5,057,309)

Portfolio Diversification by Sector

Sector	Percentage of Net Assets
Consumer Staples	3.1%
Energy	10.3%
Industrials	8.6%
Materials	22.1%
Real Estate	2.7%
Utilities	0.5%
U.S. Government & Agency Securities	45.2%
Other*	7.5%

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

See Notes to Portfolios of Investments.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS

July 31, 2006(Unaudited)

1. Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2006, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)	Long-term capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects that the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500® Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U. S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U. S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of July 31, 2006, the International Fund had the following open forward foreign currency contracts:

Currency/Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Sell Euro	08/01/06	$(14,631,416)	$(14,690,103)	$(58,687)
Buy Japanese Yen	08/01/06	14,631,450	14,699,377	67,927

E. Swap Agreements. The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

F. Options. The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date	09/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date	09/21/06

By (Signature and Title)*	/s/ Andrew McNally
Andrew McNally, Treasurer
(principal financial officer)

Date	09/21/06

*	Print the name and title of each signing officer under his or her signature.